UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Intermediate Bond Portfolio Class ADV - IIBPX

Voya Intermediate Bond Portfolio Class I - IPIIX

Voya Intermediate Bond Portfolio Class S - IPISX

Voya Intermediate Bond Portfolio Class S2 - IIBTX

Class ADV: IIBPX

Voya Intermediate Bond Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$107	1.03%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg US Aggregate Bond Index (before the deduction of fees and expenses). Outperformance was driven by sector allocation & security selection decisions.

↑ Top contributors to performance: Security selection in emerging market Hard Currency Sovereigns was the top contributor for the year, partially driven by bias towards Latin America. Security selection results within commercial mortgage-backed securities also contributed given our allocation to higher yielding private label deals. The allocation to non-agency residential mortgage-backed securities and credit risk transfer contributed, as mortgage credit was supported by robust housing metrics. Overweight to EM, which broadly outperformed U.S. credit.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities was the most notable detractor, driven by an allocation to collateralized mortgage obligations, which underperformed the substantial rally in pools. Credit Default Swap Index protection was a drag given high yield outperformed.

Total Return Based on $10,000 Investment

	Class ADV	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,392	$10,265
2017	$10,863	$10,628
2018	$10,746	$10,629
2019	$11,744	$11,556
2020	$12,605	$12,424
2021	$12,426	$12,233
2022	$10,575	$10,641
2023	$11,292	$11,230
2024	$11,550	$11,370
2025	$12,382	$12,200

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	7.21%	-0.36%	2.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Statistics

  Total Net Assets$922,673,769
  # of Portfolio Holdings1,855
  Portfolio Turnover Rate117%
  Investment Advisory Fees Paid$3,264,958

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series EMHCD Fund	9.3%
Voya VACS Series SC Fund	6.1%
Voya VACS Series HYB Fund	3.2%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 4.000%, 11/15/35	1.1%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 01/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Dryden 104 CLO Ltd. - Class A1R, 5.179%, 08/20/34	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Bank Loans	0.0%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Sovereign Bonds	1.2%
U.S. Treasury Obligations	3.8%
Commercial Mortgage-Backed Securities	7.2%
Asset-Backed Securities	9.7%
U.S. Government Agency Obligations	16.0%
Collateralized Mortgage Obligations	16.2%
Mutual Funds	18.6%
Corporate Bonds/Notes	21.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IIBPX

Voya Intermediate Bond Portfolio

92914P304-AR

Class I: IPIIX

Voya Intermediate Bond Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$55	0.53%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg US Aggregate Bond Index (before the deduction of fees and expenses). Outperformance was driven by sector allocation & security selection decisions.

↑ Top contributors to performance: Security selection in emerging market Hard Currency Sovereigns was the top contributor for the year, partially driven by bias towards Latin America. Security selection results within commercial mortgage-backed securities also contributed given our allocation to higher yielding private label deals. The allocation to non-agency residential mortgage-backed securities and credit risk transfer contributed, as mortgage credit was supported by robust housing metrics. Overweight to EM, which broadly outperformed U.S. credit.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities was the most notable detractor, driven by an allocation to collateralized mortgage obligations, which underperformed the substantial rally in pools. Credit Default Swap Index protection was a drag given high yield outperformed.

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,433	$10,265
2017	$10,959	$10,628
2018	$10,899	$10,629
2019	$11,973	$11,556
2020	$12,909	$12,424
2021	$12,795	$12,233
2022	$10,948	$10,641
2023	$11,745	$11,230
2024	$12,076	$11,370
2025	$13,007	$12,200

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	7.71%	0.15%	2.66%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Statistics

  Total Net Assets$922,673,769
  # of Portfolio Holdings1,855
  Portfolio Turnover Rate117%
  Investment Advisory Fees Paid$3,264,958

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series EMHCD Fund	9.3%
Voya VACS Series SC Fund	6.1%
Voya VACS Series HYB Fund	3.2%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 4.000%, 11/15/35	1.1%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 01/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Dryden 104 CLO Ltd. - Class A1R, 5.179%, 08/20/34	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Bank Loans	0.0%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Sovereign Bonds	1.2%
U.S. Treasury Obligations	3.8%
Commercial Mortgage-Backed Securities	7.2%
Asset-Backed Securities	9.7%
U.S. Government Agency Obligations	16.0%
Collateralized Mortgage Obligations	16.2%
Mutual Funds	18.6%
Corporate Bonds/Notes	21.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPIIX

Voya Intermediate Bond Portfolio

92914P106-AR

Class S: IPISX

Voya Intermediate Bond Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$81	0.78%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg US Aggregate Bond Index (before the deduction of fees and expenses). Outperformance was driven by sector allocation & security selection decisions.

↑ Top contributors to performance: Security selection in emerging market Hard Currency Sovereigns was the top contributor for the year, partially driven by bias towards Latin America. Security selection results within commercial mortgage-backed securities also contributed given our allocation to higher yielding private label deals. The allocation to non-agency residential mortgage-backed securities and credit risk transfer contributed, as mortgage credit was supported by robust housing metrics. Overweight to EM, which broadly outperformed U.S. credit.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities was the most notable detractor, driven by an allocation to collateralized mortgage obligations, which underperformed the substantial rally in pools. Credit Default Swap Index protection was a drag given high yield outperformed.

Total Return Based on $10,000 Investment

	Class S	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,417	$10,265
2017	$10,915	$10,628
2018	$10,826	$10,629
2019	$11,859	$11,556
2020	$12,757	$12,424
2021	$12,620	$12,233
2022	$10,768	$10,641
2023	$11,525	$11,230
2024	$11,818	$11,370
2025	$12,700	$12,200

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	7.46%	-0.09%	2.42%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Statistics

  Total Net Assets$922,673,769
  # of Portfolio Holdings1,855
  Portfolio Turnover Rate117%
  Investment Advisory Fees Paid$3,264,958

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series EMHCD Fund	9.3%
Voya VACS Series SC Fund	6.1%
Voya VACS Series HYB Fund	3.2%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 4.000%, 11/15/35	1.1%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 01/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Dryden 104 CLO Ltd. - Class A1R, 5.179%, 08/20/34	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Bank Loans	0.0%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Sovereign Bonds	1.2%
U.S. Treasury Obligations	3.8%
Commercial Mortgage-Backed Securities	7.2%
Asset-Backed Securities	9.7%
U.S. Government Agency Obligations	16.0%
Collateralized Mortgage Obligations	16.2%
Mutual Funds	18.6%
Corporate Bonds/Notes	21.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPISX

Voya Intermediate Bond Portfolio

92914P205-AR

Class S2: IIBTX

Voya Intermediate Bond Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$96	0.93%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the Bloomberg US Aggregate Bond Index (before the deduction of fees and expenses). Outperformance was driven by sector allocation & security selection decisions.

↑ Top contributors to performance: Security selection in emerging market Hard Currency Sovereigns was the top contributor for the year, partially driven by bias towards Latin America. Security selection results within commercial mortgage-backed securities also contributed given our allocation to higher yielding private label deals. The allocation to non-agency residential mortgage-backed securities and credit risk transfer contributed, as mortgage credit was supported by robust housing metrics. Overweight to EM, which broadly outperformed U.S. credit.

↓ Top detractors from performance: Security selection within agency mortgage-backed securities was the most notable detractor, driven by an allocation to collateralized mortgage obligations, which underperformed the substantial rally in pools. Credit Default Swap Index protection was a drag given high yield outperformed.

Total Return Based on $10,000 Investment

	Class S2	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,399	$10,265
2017	$10,881	$10,628
2018	$10,775	$10,629
2019	$11,787	$11,556
2020	$12,663	$12,424
2021	$12,507	$12,233
2022	$10,646	$10,641
2023	$11,379	$11,230
2024	$11,650	$11,370
2025	$12,503	$12,200

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	7.32%	-0.26%	2.26%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Statistics

  Total Net Assets$922,673,769
  # of Portfolio Holdings1,855
  Portfolio Turnover Rate117%
  Investment Advisory Fees Paid$3,264,958

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series EMHCD Fund	9.3%
Voya VACS Series SC Fund	6.1%
Voya VACS Series HYB Fund	3.2%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 4.000%, 11/15/35	1.1%
Voya Ultra Short Income ETF	1.0%
Ginnie Mae, 5.500%, 01/20/56	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%
Dryden 104 CLO Ltd. - Class A1R, 5.179%, 08/20/34	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.2%
Bank Loans	0.0%
Municipal Bonds	0.2%
Exchange-Traded Funds	1.0%
Sovereign Bonds	1.2%
U.S. Treasury Obligations	3.8%
Commercial Mortgage-Backed Securities	7.2%
Asset-Backed Securities	9.7%
U.S. Government Agency Obligations	16.0%
Collateralized Mortgage Obligations	16.2%
Mutual Funds	18.6%
Corporate Bonds/Notes	21.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IIBTX

Voya Intermediate Bond Portfolio

92914P403-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, Christopher P. Sullivan, Jody Foster and Mark Wetzel are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Registrant during the Fund’s fiscal year ended December 31, 2025 and December 31, 2024.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $23,189 for the year ended December 31, 2025 and $34,340 for the year ended December 31, 2024.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of each respective audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended December 31, 2025 and $0 for the year ended December 31, 2024.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $10,230 for the year ended December 31, 2025 and $10,231 for the year ended December 31, 2024. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended December 31, 2025 and $0 for the year ended December 31, 2024.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 14, 2024

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     January 1, 2025 to December 31, 2025

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended December 31, 2025 and December 31, 2024; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2025	2024
Voya Intermediate Bond Portfolio	$10,230	$10,231
Voya Investments, LLC (1)	$11,775,221	$15,784,141

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

December 31, 2025

Classes ADV, I, R6, S, and S2

Voya Variable Product Funds

■	Voya Global High Dividend Low Volatility Portfolio

■	Voya Government Money Market Portfolio

■	Voya Growth and Income Portfolio

■	Voya Intermediate Bond Portfolio

■	Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended December 31 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec. gov.

QUARTERLY/MONTHLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.

The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Global High Dividend Low Volatility Portfolio and Voya Small Company Portfolio and the Board of Directors of Voya Variable Portfolios, Inc., and the Shareholders and Boards of Trustees of Voya Government Money Market Portfolio, Voya Variable Funds, and Voya Intermediate Bond Portfolio

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Global High Dividend Low Volatility Portfolio and Voya Small Company Portfolio (two of the portfolios constituting Voya Variable Portfolios, Inc.), Voya Government Money Market Portfolio, Voya Variable Funds (comprising Voya Growth and Income Portfolio), and Voya Intermediate Bond Portfolio (collectively, with Voya Global High Dividend Low Volatility Portfolio, Voya Small Company Portfolio, Voya Government Money Market Portfolio, Voya Growth and Income Portfolio, and Voya Intermediate Bond Portfolio, referred to as the “Portfolios”), including the portfolios of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Registrants in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of the Portfolios’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts
February 25, 2026

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$178,930,325	$–	$2,646,061,676
Short-term investments at fair value†	486,039	–	17,302,000
Short-term investments at amortized cost	–	859,436,967	–
Repurchase agreements	–	47,820,000	–
Cash	24,357	9,262	606,491
Foreign currencies at value‡	41,911	–	–
Receivables:
Investment securities sold	–	279,174,811	88,759,952
Fund shares sold	41,026	30,676	8,935
Dividends	231,618	8,352	1,304,058
Interest	448	2,721,305	598
Foreign tax reclaims	765,548	–	–
Prepaid expenses	1,661	2,977	8,255
Reimbursement due from Investment Adviser	54,555	–	–
Other assets	46,063	137,152	259,245
Total assets	180,623,551	1,189,341,502	2,754,311,210

LIABILITIES:
Payable for investment securities purchased	–	338,754,410	85,587,388
Payable for fund shares redeemed	43,604	2,482,514	2,174,151
Payable upon receipt of securities loaned	51,039	–	–
Payable for investment management fees	85,785	223,445	1,439,403
Payable for distribution and shareholder service fees	12,259	–	45,711
Payable to directors/ trustees under the deferred compensation plan (Note 6)	46,063	137,152	259,245
Payable for directors/ trustees fees	981	2,200	6,245
Other accrued expenses and liabilities	84,286	167,323	434,467
Total liabilities	324,017	341,767,044	89,946,610
NET ASSETS	$180,299,534	$847,574,458	$2,664,364,600

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$148,975,136	$847,539,368	$1,871,119,846
Total distributable earnings	31,324,398	35,090	793,244,754
NET ASSETS	$180,299,534	$847,574,458	$2,664,364,600

+ Including securities loaned at value	$45,990	$—	$—
* Cost of investments in securities	$155,171,875	$—	$1,923,421,948
† Cost of short-term investments	$486,039	$—	$17,302,000
‡ Cost of foreign currencies	$41,252	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
Class ADV
Net assets	$13,123,116	n/a	$96,509,263
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	1,090,954	n/a	4,458,253
Net asset value and redemption price per share	$12.03	n/a	$21.65

Class I
Net assets	$135,777,816	$847,574,458	$2,527,897,105
Shares authorized	100,000,000	unlimited	unlimited
Par value	$0.001	$1.000	$1.000
Shares outstanding	11,322,287	847,439,324	110,288,446
Net asset value and redemption price per share	$11.99	$1.00	$22.92

Class S
Net assets	$31,243,550	n/a	$39,070,821
Shares authorized	300,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	2,586,206	n/a	1,798,743
Net asset value and redemption price per share	$12.08	n/a	$21.72

Class S2
Net assets	$155,052	n/a	$887,411
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	13,069	n/a	42,788
Net asset value and redemption price per share	$11.86	n/a	$20.74

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$702,516,182	$196,025,421
Investments in affiliated underlying funds at fair value**	181,353,957	–
Short-term investments at fair value†	45,119,101	5,521,175
Cash	315,620	32,319
Cash collateral for futures contracts	3,192,245	–
Cash pledged for centrally cleared swaps (Note 2)	2,571,000	–
Cash pledged as collateral for OTC derivatives (Note 2)	1,150,000	–
Receivables:
Investment securities sold	39,989	–
Investment securities sold on a delayed-delivery or when-issued basis	11,290,483	–
Fund shares sold	494,723	28,760
Dividends	973,002	285,953
Interest	5,478,049	–
Foreign tax reclaims	–	11,458
Variation margin on centrally cleared swaps	45,357	–
Unrealized appreciation on forward foreign currency contracts	145,097	–
Unrealized appreciation on forward premium swaptions	595,984	–
Unrealized appreciation on OTC swap agreements	3,979	–
Prepaid expenses	3,164	824
Reimbursement due from Investment Adviser	102,457	12,538
Other assets	349,178	46,160
Total assets	955,739,567	201,964,608

LIABILITIES:
Income distribution payable	172	–
Payable for investment securities purchased	5,776,628	–
Payable for investment securities purchased on a delayed-delivery or when-issued basis	20,078,255	–
Payable for fund shares redeemed	457,138	42,801
Payable upon receipt of securities loaned	3,354,121	5,332,175
Unrealized depreciation on forward foreign currency contracts	1,624,601	–
Unrealized depreciation on forward premium swaptions	109,293	–
Upfront payments received on OTC swap agreements	153	–
Variation margin payable on futures contracts	150,686	–
Cash received as collateral for OTC derivatives (Note 2)	340,000	–
Payable for investment management fees	389,514	127,215
Payable for distribution and shareholder service fees	91,210	3,975
Payable to directors/ trustees under the deferred compensation plan (Note 6)	349,178	46,160
Payable for directors/ trustees fees	2,282	573
Other accrued expenses and liabilities	330,638	90,531
Written options, at fair value^	11,929	–
Total liabilities	33,065,798	5,643,430
NET ASSETS	$922,673,769	$196,321,178

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

		Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$1,324,823,360	$184,092,661
Total distributable earnings (loss)		(402,149,591)	12,228,517
NET ASSETS		$922,673,769	$196,321,178
+	Including securities loaned at value	$3,242,222	$5,157,665
*	Cost of investments in securities	$725,502,465	$186,385,098
**	Cost of investments in affiliated underlying funds	$172,619,835	$—
†	Cost of short-term investments	$45,120,137	$5,521,175
^	Premiums received on written options	$208,324	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$179,348,539	$8,783,358
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	16,419,143	683,615
Net asset value and redemption price per share	$10.92	$12.85

Class I
Net assets	$676,929,133	$184,579,249
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	61,300,049	12,568,997
Net asset value and redemption price per share	$11.04	$14.69

Class R6
Net assets	n/a	$2,196,298
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	149,263
Net asset value and redemption price per share	n/a	$14.71

Class S
Net assets	$58,545,272	$762,273
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	5,335,012	54,125
Net asset value and redemption price per share	$10.97	$14.08

Class S2
Net assets	$7,850,825	n/a
Shares authorized	unlimited	n/a
Par value	$1.000	n/a
Shares outstanding	718,719	n/a
Net asset value and redemption price per share	$10.92	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$12,305,001	$285,915	$34,236,461
Interest	1,745	37,382,658	8,695
Securities lending income, net	46,276	—	5,184
Other	2,874	5,893	16,770
Total investment income	12,355,896	37,674,466	34,267,110
EXPENSES:
Investment management fees	2,198,123	3,080,126	14,993,803
Distribution and shareholder service fees:
Class ADV	66,116	—	452,394
Class S	613,606	—	81,576
Class S2	611	—	3,118
Transfer agent fees:
Class ADV	11,868	—	32,970
Class I	120,807	629,020	865,068
Class S	153,663	—	11,857
Class S2	139	—	282
Shareholder reporting expense	52,757	36,256	83,915
Professional fees	37,761	72,918	190,354
Custody and accounting expense	68,785	52,095	149,715
Director/ Trustee fees and expenses	9,814	22,001	62,454
Miscellaneous expense	33,143	54,607	164,958
Interest expense	3,693	—	2,627
Total expenses	3,370,886	3,947,023	17,095,091
(Waived and reimbursed)/ recouped fees	(307,697)	(396,025)	241,977
Net expenses	3,063,189	3,550,998	17,337,068
Net investment income	9,292,707	34,123,468	16,930,042
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	90,620,459	677,838	220,756,887
Foreign currency related transactions	(142,543)	—	84
Net realized gain	90,477,916	677,838	220,756,971
Net change in unrealized appreciation (depreciation) on:
Investments	(22,277,504)	—	185,644,502
Foreign currency related transactions	87,481	—	(61)
Net change in unrealized appreciation (depreciation)	(22,190,023)	—	185,644,441
Net realized and unrealized gain	68,287,893	677,838	406,401,412
Increase in net assets resulting from operations	$77,580,600	$34,801,306	$423,331,454
* Foreign taxes withheld	$751,482	$—	$128,927

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$85,143	$3,173,535
Dividends from affiliated underlying funds	10,976,651	—
Interest, net of foreign taxes withheld*	37,515,220	—
Securities lending income, net	63,337	57,423
Other	6,186	1,670
Total investment income	48,646,537	3,232,628
EXPENSES:
Investment management fees	4,565,031	1,719,287
Distribution and shareholder service fees:
Class ADV	897,824	43,439
Class S	148,163	77,047
Class S2	31,613	—
Transfer agent fees:
Class ADV	215,625	12,089
Class I	800,071	254,358
Class R6	—	11
Class S	71,166	40,029
Class S2	9,491	—
Shareholder reporting expense	85,605	21,710
Professional fees	83,810	24,125
Custody and accounting expense	256,550	37,918
Director/ Trustee fees and expenses	22,824	5,729
Miscellaneous expense	58,027	20,585
Total expenses	7,245,800	2,256,327
Waived and reimbursed fees	(1,300,073)	(157,198)
Net expenses	5,945,727	2,099,129
Net investment income	42,700,810	1,133,499
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,208,154	16,894,449
Capital gain distributions from affiliated underlying funds	1,596,141	—
Forward foreign currency contracts	(564,384)	—
Foreign currency related transactions	108,218	—
Futures	(2,582,295)	—
Swaps	(1,982,985)	—
Written options	306,422	—
Net realized gain (loss)	(1,910,729)	16,894,449
Net change in unrealized appreciation (depreciation) on:
Investments	21,260,723	1,866,309
Affiliated underlying funds	5,413,922	—
Forward foreign currency contracts	(2,178,237)	—
Foreign currency related transactions	26,483	223
Futures	1,271,800	—
Swaps	(193,751)	—
Written options	674,742	—
Net change in unrealized appreciation (depreciation)	26,275,682	1,866,532
Net realized and unrealized gain	24,364,953	18,760,981
Increase in net assets resulting from operations	$67,065,763	$19,894,480
* Foreign taxes withheld	$64,678	$23,790

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global High Dividend Low Volatility Portfolio		Voya Government Money Market Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$9,292,707	$11,691,531	$34,123,468	$39,531,844
Net realized gain	90,477,916	38,011,042	677,838	430,899
Net change in unrealized appreciation (depreciation)	(22,190,023)	9,343,547	—	—
Increase in net assets resulting from operations	77,580,600	59,046,120	34,801,306	39,962,743

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,848,721)	(702,630)	—	—
Class I	(19,359,729)	(7,775,423)	(34,774,048)	(39,871,963)
Class S(1)	(45,712,769)	(20,314,859)	—	(549)
Class S2	(21,375)	(13,458)	—	—
Class T(2)	—	(6,126)	—	—
Total distributions	(66,942,594)	(28,812,496)	(34,774,048)	(39,872,512)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,023,714	8,840,756	198,417,386	192,650,111
Reinvestment of distributions	66,942,594	28,812,496	34,774,048	39,871,963
	77,966,308	37,653,252	233,191,434	232,522,074
Cost of shares redeemed	(374,093,769)	(88,580,448)	(210,274,870)	(198,605,887)
Net increase (decrease) in net assets resulting from capital share transactions	(296,127,461)	(50,927,196)	22,916,564	33,916,187
Net increase (decrease) in net assets	(285,489,455)	(20,693,572)	22,943,822	34,006,418
NET ASSETS:
Beginning of year or period	465,788,989	486,482,561	824,630,636	790,624,218
End of year or period	$180,299,534	$465,788,989	$847,574,458	$824,630,636

(1)	Class S of Voya Government Money Market Portfolio was fully redeemed on close of business May 1, 2024.

(2)	Class T of Global High Dividend Low Volatility Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Growth and Income Portfolio		Voya Intermediate Bond Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$16,930,042	$19,147,228	$42,700,810	$79,661,968
Net realized gain (loss)	220,756,971	319,619,231	(1,910,729)	3,949,419
Net change in unrealized appreciation (depreciation)	185,644,441	140,369,905	26,275,682	12,710,358
Increase in net assets resulting from operations	423,331,454	479,136,364	67,065,763	96,321,745

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(7,030,401)	(12,702,776)	(7,531,079)	(7,732,052)
Class I	(182,124,273)	(312,765,110)	(31,285,914)	(30,980,523)
Class S	(2,796,219)	(4,527,241)	(2,633,659)	(42,299,441)
Class S2	(66,055)	(99,988)	(339,733)	(336,876)
Total distributions	(192,016,948)	(330,095,115)	(41,790,385)	(81,348,892)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	149,316,277	287,031,123	65,635,819	131,883,666
Reinvestment of distributions	191,912,789	329,890,863	41,788,118	79,932,512
	341,229,066	616,921,986	107,423,937	211,816,178
Cost of shares redeemed	(326,287,168)	(352,602,050)	(118,282,096)	(1,634,330,372)
Net increase (decrease) in net assets resulting from capital share transactions	14,941,898	264,319,936	(10,858,159)	(1,422,514,194)
Net increase (decrease) in net assets	246,256,404	413,361,185	14,417,219	(1,407,541,341)

NET ASSETS:
Beginning of year or period	2,418,108,196	2,004,747,011	908,256,550	2,315,797,891
End of year or period	$2,664,364,600	$2,418,108,196	$922,673,769	$908,256,550

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small Company Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$1,133,499	$2,780,526
Net realized gain	16,894,449	39,799,928
Net change in unrealized appreciation (depreciation)	1,866,532	(12,809,188)
Increase in net assets resulting from operations	19,894,480	29,771,266

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,396,502)	(345,295)
Class I	(26,769,416)	(8,310,232)
Class R6	(1,181,485)	(312,443)
Class S	(6,453,592)	(2,352,815)
Total distributions	(35,800,995)	(11,320,785)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,100,522	10,172,719
Reinvestment of distributions	35,800,995	11,320,785
	39,901,517	21,493,504
Cost of shares redeemed	(119,110,686)	(52,121,635)
Net decrease in net assets resulting from capital share transactions	(79,209,169)	(30,628,131)
Net decrease in net assets	(95,115,684)	(12,177,650)

NET ASSETS:
Beginning of year or period	291,436,862	303,614,512
End of year or period	$196,321,178	$291,436,862

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000's)	(%)
Voya Global High Dividend Low Volatility Portfolio
Class ADV
12-31-25	11.68	0.23	•	1.84	2.07	0.22		1.50		—	1.72		—	12.03	18.48	1.22	1.11	1.11	1.95		13,123	67
12-31-24	11.01	0.24	•	1.09	1.33	0.27		0.39		—	0.66		—	11.68	12.38	1.17	1.10	1.10	2.09		12,252	72
12-31-23	11.01	0.27	•	0.37	0.64	0.27		0.37		—	0.64		—	11.01	6.18	1.16	1.10	1.10	2.54		10,354	70
12-31-22	12.32	0.25	•	(0.93)	(0.68)	0.24		0.39		—	0.63		—	11.01	(5.38)	1.15	1.10	1.10	2.23		11,235	68
12-31-21	10.46	0.21	•	1.89	2.10	0.24		—		—	0.24		—	12.32	20.23	1.16	1.10	1.10	1.85		13,886	71
Class I
12-31-25	11.66	0.29	•	1.83	2.12	0.29		1.50		—	1.79		—	11.99	19.00	0.72	0.61	0.61	2.43		135,778	67
12-31-24	10.99	0.30	•	1.08	1.38	0.32		0.39		—	0.71		—	11.66	12.94	0.67	0.60	0.60	2.59		124,887	72
12-31-23	10.99	0.32	•	0.37	0.69	0.32		0.37		—	0.69		—	10.99	6.74	0.66	0.60	0.60	3.04		122,202	70
12-31-22	12.30	0.30	•	(0.92)	(0.62)	0.30		0.39		—	0.69		—	10.99	(4.90)	0.65	0.60	0.60	2.73		125,985	68
12-31-21	10.44	0.27	•	1.89	2.16	0.30		—		—	0.30		—	12.30	20.87	0.66	0.60	0.60	2.35		144,785	71
Class S
12-31-25	11.73	0.29	•	1.81	2.10	0.25		1.50		—	1.75		—	12.08	18.73	0.92	0.85	0.85	2.35		31,244	67
12-31-24	11.05	0.27	•	1.09	1.36	0.29		0.39		—	0.68		—	11.73	12.68	0.92	0.85	0.85	2.34		328,504	72
12-31-23	11.05	0.30	•	0.36	0.66	0.29		0.37		—	0.66		—	11.05	6.43	0.91	0.85	0.85	2.78		351,456	70
12-31-22	12.36	0.28	•	(0.93)	(0.65)	0.27		0.39		—	0.66		—	11.05	(5.11)	0.90	0.85	0.85	2.48		392,545	68
12-31-21	10.49	0.24	•	1.90	2.14	0.27		—		—	0.27		—	12.36	20.56	0.91	0.85	0.85	2.10		474,598	71
Class S2
12-31-25	11.55	0.24	•	1.80	2.04	0.23		1.50		—	1.73		—	11.86	18.47	1.12	1.01	1.01	2.03		155	67
12-31-24	10.89	0.25	•	1.08	1.33	0.28		0.39		—	0.67		—	11.55	12.50	1.07	1.00	1.00	2.20		146	72
12-31-23	10.89	0.28	•	0.37	0.65	0.28		0.37		—	0.65		—	10.89	6.37	1.06	1.00	1.00	2.64		229	70
12-31-22	12.20	0.26	•	(0.93)	(0.67)	0.25		0.39		—	0.64		—	10.89	(5.33)	1.05	1.00	1.00	2.34		223	68
12-31-21	10.35	0.22	•	1.88	2.10	0.25		—		—	0.25		—	12.20	20.46	1.06	1.00	1.00	1.92		265	71
Voya Government Money Market Portfolio
Class I
12-31-25	1.00	0.04	•	—	0.04	0.04		0.00	*	—	0.04		—	1.00	4.02	0.45	0.40	0.40	3.88		847,574	—
12-31-24	1.00	0.05	•	—	0.05	0.05		0.00	*	—	0.05		—	1.00	4.91	0.45	0.40	0.40	4.79		824,631	—
12-31-23	1.00	0.05	•	—	0.05	0.05		—		—	0.05		—	1.00	4.77	0.48	0.43	0.43	4.72		789,249	—
12-31-22	1.00	0.01	•	0.00 *	0.01	0.01		—		—	0.01		—	1.00	1.39	0.50	0.35	0.35	1.43		523,130	—
12-31-21	1.00	—	•	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05	0.05	0.00	*	485,800	—
Voya Growth and Income Portfolio
Class ADV
12-31-25	19.85	0.05	•	3.41	3.46	—		1.66		—	1.66		—	21.65	17.69	1.16	1.12	1.12	0.25		96,509	90
12-31-24	18.60	0.09	•	4.29	4.38	0.10		3.03		—	3.13		—	19.85	23.32	1.16	1.12	1.12	0.41		91,161	95
12-31-23	16.21	0.12	•	4.22	4.34	0.13		1.82		—	1.95		—	18.60	26.78	1.19	1.12	1.12	0.64		83,897	75
12-31-22	22.50	0.13	•	(3.55)	(3.42)	0.14		2.73		—	2.87		—	16.21	(15.08)	1.18	1.11	1.11	0.64		73,784	56
12-31-21	29.29	0.13	•	8.14	8.27	0.19		14.87		—	15.06		—	22.50	28.41	1.16	1.06	1.06	0.39		97,015	65
Class I
12-31-25	20.90	0.15	•	3.61	3.76	0.08		1.66		—	1.74		—	22.92	18.21	0.66	0.67	0.67	0.70		2,527,897	90
12-31-24	19.45	0.19	•	4.49	4.68	0.20		3.03		—	3.23		—	20.90	23.85	0.66	0.67	0.67	0.86		2,293,616	95
12-31-23	16.88	0.21	•	4.41	4.62	0.23		1.82		—	2.05		—	19.45	27.39	0.69	0.67	0.67	1.09		1,890,606	75
12-31-22	23.30	0.22	•	(3.68)	(3.46)	0.23		2.73		—	2.96		—	16.88	(14.71)	0.68	0.66	0.66	1.09		1,644,921	56
12-31-21	29.90	0.29	•	8.33	8.62	0.35		14.87		—	15.22		—	23.30	29.00	0.66	0.61	0.61	0.85		2,137,930	65
Class S
12-31-25	19.89	0.09	•	3.43	3.52	0.03		1.66		—	1.69		—	21.72	17.94	0.91	0.92	0.92	0.44		39,071	90
12-31-24	18.63	0.13	•	4.30	4.43	0.14		3.03		—	3.17		—	19.89	23.56	0.91	0.92	0.92	0.61		32,627	95

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Growth and Income Portfolio (continued)
Class S (continued)
12-31-23	16.23	0.15	•	4.24	4.39	0.17		1.82		—	1.99	—	18.63	27.06	0.94	0.92	0.92	0.84	29,695	75
12-31-22	22.54	0.17	•	(3.57)	(3.40)	0.18		2.73		—	2.91	—	16.23	(14.96)	0.93	0.91	0.91	0.84	32,229	56
12-31-21	29.32	0.20	•	8.16	8.36	0.27		14.87		—	15.14	—	22.54	28.72	0.91	0.86	0.86	0.59	42,612	65
Class S2
12-31-25	19.07	0.06	•	3.27	3.33	0.00	*	1.66		—	1.66	—	20.74	17.73	1.06	1.07	1.07	0.30	887	90
12-31-24	17.98	0.09	•	4.15	4.24	0.12		3.03		—	3.15	—	19.07	23.36	1.06	1.07	1.07	0.46	704	95
12-31-23	15.74	0.12	•	4.11	4.23	0.17		1.82		—	1.99	—	17.98	26.90	1.09	1.07	1.07	0.69	549	75
12-31-22	21.97	0.13	•	(3.47)	(3.34)	0.16		2.73		—	2.89	—	15.74	(15.08)	1.08	1.06	1.06	0.69	413	56
12-31-21	28.88	0.15	•	8.03	8.18	0.22		14.87		—	15.09	—	21.97	28.52	1.06	1.01	1.01	0.46	488	65
Voya Intermediate Bond Portfolio
Class ADV
12-31-25	10.62	0.46	•	0.29	0.75	0.45		—		—	0.45	—	10.92	7.21	1.18	1.03	1.03	4.29	179,349	117
12-31-24	10.82	0.43	•	(0.19)	0.24	0.44		—		—	0.44	—	10.62	2.28	1.10	1.03	1.03	4.00	180,921	240
12-31-23	10.51	0.39	•	0.31	0.70	0.39		—		—	0.39	—	10.82	6.78	1.09	1.03	1.03	3.71	193,771	278
12-31-22	12.68	0.28	•	(2.16)	(1.88)	0.29		—		—	0.29	—	10.51	(14.90)	1.08	1.03	1.03	2.51	203,733	246
12-31-21	13.19	0.26	•	(0.44)	(0.18)	0.25		0.00	*	0.08	0.33	—	12.68	(1.42)	1.07	1.03	1.03	2.01	284,547	139
Class I
12-31-25	10.74	0.52	•	0.29	0.81	0.51		—		—	0.51	—	11.04	7.71	0.68	0.53	0.53	4.80	676,929	117
12-31-24	10.94	0.49	•	(0.19)	0.30	0.50		—		—	0.50	—	10.74	2.82	0.60	0.53	0.53	4.50	658,204	240
12-31-23	10.63	0.45	•	0.30	0.75	0.44		—		—	0.44	—	10.94	7.28	0.59	0.53	0.53	4.21	712,402	278
12-31-22	12.82	0.34	•	(2.18)	(1.84)	0.35		—		—	0.35	—	10.63	(14.44)	0.58	0.53	0.53	3.02	727,981	246
12-31-21	13.33	0.33	•	(0.45)	(0.12)	0.31		0.00	*	0.08	0.39	—	12.82	(0.88)	0.57	0.53	0.53	2.51	976,144	139
Class S
12-31-25	10.67	0.49	•	0.29	0.78	0.48		—		—	0.48	—	10.97	7.46	0.93	0.78	0.78	4.54	58,545	117
12-31-24	10.87	0.46	•	(0.19)	0.27	0.47		—		—	0.47	—	10.67	2.55	0.85	0.78	0.78	4.28	60,945	240
12-31-23	10.56	0.42	•	0.30	0.72	0.41		—		—	0.41	—	10.87	7.03	0.84	0.78	0.78	3.96	1,401,595	278
12-31-22	12.74	0.31	•	(2.17)	(1.86)	0.32		—		—	0.32	—	10.56	(14.68)	0.83	0.78	0.78	2.77	1,481,569	246
12-31-21	13.24	0.29	•	(0.43)	(0.14)	0.28		0.00	*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
Class S2
12-31-25	10.62	0.47	•	0.29	0.76	0.46		—		—	0.46	—	10.92	7.32	1.08	0.93	0.93	4.39	7,851	117
12-31-24	10.82	0.44	•	(0.19)	0.25	0.45		—		—	0.45	—	10.62	2.38	1.00	0.93	0.93	4.10	8,187	240
12-31-23	10.51	0.40	•	0.31	0.71	0.40		—		—	0.40	—	10.82	6.89	0.99	0.93	0.93	3.81	8,030	278
12-31-22	12.69	0.29	•	(2.17)	(1.88)	0.30		—		—	0.30	—	10.51	(14.88)	0.98	0.93	0.93	2.56	7,618	246
12-31-21	13.19	0.27	•	(0.43)	(0.16)	0.26		0.00	*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139
Voya Small Company Portfolio
Class ADV
12-31-25	14.33	0.01	•	0.79	0.80	0.10		2.18		—	2.28	—	12.85	8.03	1.44	1.37	1.37	0.10	8,783	111
12-31-24	13.56	0.07	•	1.23	1.30	0.08		0.45		—	0.53	—	14.33	10.00	1.42	1.36	1.36	0.51	8,698	183
12-31-23	11.56	0.04	•	1.97	2.01	0.01		—		—	0.01	—	13.56	17.37	1.45	1.36	1.36	0.36	8,712	193
12-31-22	19.74	(0.01	)•	(3.40)	(3.41)	—		4.77		—	4.77	—	11.56	(17.04)	1.46	1.38	1.38	(0.05)	7,493	209
12-31-21	17.36	(0.10	)•	2.56	2.46	—		0.08		—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
Class I
12-31-25	16.03	0.08	•	0.93	1.01	0.17		2.18		—	2.35	—	14.69	8.59	0.94	0.87	0.87	0.58	184,579	111
12-31-24	15.09	0.15	•	1.38	1.53	0.14		0.45		—	0.59	—	16.03	10.56	0.92	0.86	0.86	1.01	215,963	183
12-31-23	12.85	0.11	•	2.19	2.30	0.06		—		—	0.06	—	15.09	18.00	0.95	0.86	0.86	0.84	225,540	193
12-31-22	21.22	0.06	•	(3.66)	(3.60)	—		4.77		—	4.77	—	12.85	(16.68)	0.96	0.88	0.88	0.42	226,999	209
12-31-21	18.59	(0.01	)•	2.75	2.74	0.03		0.08		—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)		($000's)	(%)
Voya Small Company Portfolio (continued)
Class R6
12-31-25	16.06	0.07	•	0.94	1.01	0.18	2.18	—	2.36	—	14.71	8.62	0.80	0.80	0.80	0.51		2,196	111
12-31-24	15.11	0.17	•	1.38	1.55	0.15	0.45	—	0.60	—	16.06	10.69	0.79	0.79	0.79	1.10		7,892	183
12-31-23	12.87	0.12	•	2.19	2.31	0.07	—	—	0.07	—	15.11	18.05	0.80	0.80	0.80	0.92		5,042	193
12-31-22	21.23	0.07	•	(3.66)	(3.59)	—	4.77	—	4.77	—	12.87	(16.62)	0.83	0.83	0.83	0.45		8,465	209
12-31-21	18.60	0.00	*•	2.74	2.74	0.03	0.08	—	0.11	—	21.23	14.77	0.87	0.87	0.87	0.00	*	14,790	129
Class S
12-31-25	15.23	0.01	•	1.13	1.14	0.11	2.18	—	2.29	—	14.08	10.15	1.18	1.11	1.11	0.09		762	111
12-31-24	14.36	0.11	•	1.31	1.42	0.10	0.45	—	0.55	—	15.23	10.34	1.17	1.11	1.11	0.76		58,884	183
12-31-23	12.23	0.08	•	2.08	2.16	0.03	—	—	0.03	—	14.36	17.68	1.20	1.11	1.11	0.60		64,320	193
12-31-22	20.51	0.03	•	(3.54)	(3.51)	—	4.77	—	4.77	—	12.23	(16.86)	1.21	1.13	1.13	0.18		59,003	209
12-31-21	17.99	(0.06	)•	2.66	2.60	—	0.08	—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)		80,449	129

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

As further detailed below, the Voya Variable Product Funds are series of Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has seventeen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.   Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of December 31, 2025, the maximum amount of loss that Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $746,708 which represent the gross payments to be received by the Portfolio on forward premium swaptions, forward foreign currency contracts, purchased options and OTC total return swaps were they to be unwound as of December 31, 2025. At December 31, 2025, Intermediate Bond received $340,000 in cash collateral from certain counterparties.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of December 31, 2025, Intermediate Bond had a liability position of $1,745,823 on forward premium swaptions, forward foreign currency contracts and written options. If a contingent feature would have been triggered as of December 31, 2025, the Portfolio could have been required to pay these amounts in cash to its counterparties. At December 31, 2025, Intermediate Bond pledged $1,150,000 in cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the year ended December 31, 2025, Intermediate Bond had average contract amounts of $2,756,508 and $17,158,146, respectively, on forward foreign currency contracts purchased and sold.

Intermediate Bond entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the respective Portfolio of Investments for Intermediate Bond for open forward foreign currency contracts at December 31, 2025.

Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2025, Intermediate Bond has purchased and sold futures contracts on various bonds and notes as part of its duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2025, Intermediate Bond had average notional values of $169,209,645 and $130,662,076, respectively, on futures contracts purchased and sold. Please refer to the tables within the respective Portfolio of Investments for Intermediate Bond for open futures contracts at December 31, 2025.

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the year ended December 31, 2025, Intermediate Bond had purchased forward premium swaptions with an average notional value of $88,729,504 to manage its duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at December 31, 2025.

During the year ended December 31, 2025, Intermediate Bond had written forward premium swaptions with an average notional value of $284,981,137 to generate

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions at December 31, 2025.

During the year ended December 31, 2025, Intermediate Bond had purchased interest swaptions to manage its duration strategy. Intermediate Bond had average notional values of $11,628,020 on purchased interest swaptions. Please refer to the tables within the Portfolio of Investments for open purchased interest rate swaptions at December 31, 2025.

During the year ended December 31, 2025, Intermediate Bond had written interest swaptions to generate income. Intermediate Bond had average notional values of $13,972,177 on written interest swaptions. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at December 31, 2025.

During the year ended December 31, 2025, Intermediate Bond had written credit default swaptions to generate income. Intermediate Bond had average notional values of $18,614,950 on written credit default swaptions. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions at December 31, 2025.

G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Small Company declares and pays dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at December 31, 2025.

K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At December 31, 2025, there was no collateral pledged or received for open when-issued or delayed-delivery transactions.

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the year ended December 31, 2025, Intermediate Bond bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Intermediate Bond used CDX swaps to hedge or gain additional exposure to credit risk associated with various sectors within the credit market.

For the year ended December 31, 2025, Intermediate Bond had an average notional amount of $59,194,000 and $13,721,000 respectively, on credit default swaps to buy and sell protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at December 31, 2025. There were no open credit default swaps to sell protection at December 31, 2025.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the year ended December 31, 2025, Intermediate Bond has entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the year ended December 31, 2025, Intermediate Bond had average notional amount of $4,368,035 on Long interest rate swaps.

For the year ended December 31, 2025, Intermediate Bond has entered into interest rate swaps in which it pays a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the year ended December 31, 2025, Intermediate Bond had average notional amounts of $62,363,086 on Short interest rate swaps.

Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at December 31, 2025.

At December 31, 2025, Intermediate Bond had pledged $2,571,000 in cash collateral for open centrally cleared swaps.

Total Return Swap Agreements. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the year ended December 31, 2025, Intermediate Bond had an average notional amount of $1,500,000 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open total return swaps at December 31, 2025.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the year ended December 31, 2025, Intermediate Bond did not enter into any volatility swaps.

P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Global High Dividend Low Volatility	$260,977,382	$614,026,222
Growth and Income	2,249,844,744	2,423,332,402
Intermediate Bond	270,369,203	269,261,553
Small Company	254,789,606	366,719,009

U.S. government securities not included above were as follows:

	Purchases	Sales
Intermediate Bond	$773,152,310	$791,013,721

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global High Dividend Low Volatility	0.56% on the first $500 million;
0.53% on the next $500 million;
0.51% thereafter
Government Money Market	0.35%
Growth and Income	0.600% on the first $5 billion;
0.550% on the next $5 billion;
0.525% thereafter
Intermediate Bond	0.50% on first $4 billion;
0.48% on next $3 billion;
0.46% thereafter
Small Company	0.75%

For Government Money Market, the Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser is contractually obligated to waive the management fee it receives for advising Intermediate Bond in an amount equal to any advisory fee that Voya receives as a result of any investment by Intermediate Bond into an affiliated exchange traded fund. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S, and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2026. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the year ended December 31, 2025, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of December 31, 2025, Government Money Markets did not have any amounts of waived and/ or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Global High Dividend Low Volatility	15.58%
Voya Institutional Trust Company	Global High Dividend Low Volatility	8.16
	Government Money Market	7.43
	Growth and Income	5.65
	Intermediate Bond	24.81
	Small Company	6.09
Voya Retirement Insurance and Annuity Company	Global High Dividend Low Volatility	67.37
	Government Money Market	89.43
	Growth and Income	70.17
	Intermediate Bond	59.46
	Small Company	92.58

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global High Dividend Low Volatility	$286,063
Government Money Market	628,410
Growth and Income	905,161
Intermediate Bond	1,095,619
Small Company	306,027

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. For the year ended December 31, 2025, Global High Dividend Low Volatility engaged in such transactions amounting to $305,627,773 of in-kind sales, resulting in a net realized gain of $54,501,660.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Growth and Income	1.27%	0.67%	N/A	0.92%	1.07%
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%
Small Company	1.36%	0.86%	0.86%	1.11%	N/A

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits to the levels listed below for Global High Dividend Low Volatility. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

Portfolio	Class ADV	Class I	Class S	Class S2
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for Government Money Market, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser until May 1, 2026 and the related expiration dates are as below:

	December 31,
	2026	2027	2028	Total
Intermediate Bond	$25,754	$218,105	$202,582	$446,441

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, until May 1, 2026 and the related expiration dates, as of December 31, 2025, are as follows:

	December 31,
	2026	2027	2028	Total
Growth and Income
Class ADV	$4,200	$—	$—	$4,200
Class I	70,000	—	—	70,000
Class S	1,872	—	—	1,872
Class S2	2	—	—	2
Intermediate Bond
Class ADV	$105,106	$115,505	$215,485	$436,096

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

	December 31,
	2026	2027	2028	Total
Class I	380,591	412,854	798,547	1,591,992
Class S	763,635	597,614	71,165	1,432,414
Class S2	4,131	5,026	9,491	18,648
Small Company
Class ADV	$6,421	$4,826	$6,313	$17,560
Class I	176,387	119,913	131,691	427,991
Class S	48,109	33,715	19,195	101,019

The Expense Limitation Agreements are contractual through May 1, 2026. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the year ended December 31, 2025:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global High Dividend Low Volatility	13	$1,974,231	5.18%
Growth and Income	6	2,956,833	5.33

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Global High Dividend Low Volatility
Class ADV
12/31/2025	99,526	—	155,339	(212,483)	—	42,382	1,215,802	—	1,848,721	(2,561,685)	—	502,838
12/31/2024	232,407	—	61,970	(186,038)	—	108,339	2,642,472	—	702,630	(2,170,911)	—	1,174,191
Class I
12/31/2025	308,434	—	1,628,306	(1,324,600)	—	612,140	3,740,603	—	19,359,729	(15,912,542)	—	7,187,790
12/31/2024	206,073	—	685,757	(1,302,840)	—	(411,010)	2,388,367	—	7,775,423	(15,156,505)	—	(4,992,715)
Class S
12/31/2025	496,247	—	3,823,265	(29,736,332)	—	(25,416,820)	6,058,536	—	45,712,769	(355,594,989)	—	(303,823,684)
12/31/2024	331,203	—	1,782,669	(5,914,590)	—	(3,800,718)	3,775,068	—	20,314,859	(68,793,849)	—	(44,703,922)
Class S2
12/31/2025	748	—	1,819	(2,100)	—	467	8,773	—	21,375	(24,553)	—	5,595
12/31/2024	176	—	1,202	(9,831)	—	(8,453)	1,984	—	13,458	(116,306)	—	(100,864)
Class T(1)
12/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	2,831	—	520	(206,600)	—	(203,249)	32,865	—	6,126	(2,342,877)	—	(2,303,886)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Government Money Market
Class I
12/31/2025	198,417,386	—	34,774,048	(210,274,870)	—	22,916,564	198,417,386	—	34,774,048	(210,274,870)	—	22,916,564
12/31/2024	192,650,111	—	39,871,963	(197,231,018)	—	35,291,056	192,650,111	—	39,871,963	(197,231,018)	—	35,291,056
Class S(2)
12/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(1,374,869)	—	(1,374,869)	—	—	—	(1,374,869)	—	(1,374,869)
Growth and Income
Class ADV
12/31/2025	224,470	—	331,526	(691,275)	—	(135,279)	4,847,235	—	7,030,401	(14,302,626)	—	(2,424,990)
12/31/2024	121,095	—	625,208	(663,588)	—	82,715	2,445,633	—	12,702,776	(13,983,639)	—	1,164,770
Class I
12/31/2025	6,326,857	—	8,102,447	(13,899,559)	—	529,745	134,732,417	—	182,020,114	(302,926,796)	—	13,825,735
12/31/2024	12,976,830	—	14,619,310	(15,063,445)	—	12,532,695	278,871,315	—	312,560,858	(329,330,078)	—	262,102,095
Class S
12/31/2025	467,827	—	130,840	(440,351)	—	158,316	9,683,054	—	2,796,219	(9,055,591)	—	3,423,682
12/31/2024	266,549	—	222,385	(442,346)	—	46,588	5,686,342	—	4,527,241	(9,285,341)	—	928,242
Class S2
12/31/2025	2,748	—	3,243	(109)	—	5,882	53,571	—	66,055	(2,155)	—	117,471
12/31/2024	1,402	—	5,121	(149)	—	6,374	27,833	—	99,988	(2,992)	—	124,829
Intermediate Bond
Class ADV
12/31/2025	626,541	—	694,669	(1,934,536)	—	(613,326)	6,767,621	—	7,531,079	(20,877,474)	—	(6,578,774)
12/31/2024	540,054	—	720,148	(2,132,849)	—	(872,647)	5,799,273	—	7,732,052	(22,881,389)	—	(9,350,064)
Class I
12/31/2025	4,616,745	—	2,853,808	(7,462,537)	—	8,016	50,606,355	—	31,283,674	(81,532,092)	—	357,937
12/31/2024	3,866,247	—	2,853,655	(10,537,400)	—	(3,817,498)	42,032,984	—	30,973,661	(114,261,510)	—	(41,254,865)
Class S
12/31/2025	590,383	—	241,790	(1,209,350)	—	(377,177)	6,419,378	—	2,633,632	(13,125,378)	—	(4,072,368)
12/31/2024	7,643,461	—	3,806,311	(134,729,103)	—	(123,279,331)	82,066,385	—	40,889,923	(1,495,177,628)	—	(1,372,221,320)
Class S2
12/31/2025	170,677	—	31,336	(253,948)	—	(51,935)	1,842,465	—	339,733	(2,747,152)	—	(564,954)
12/31/2024	183,902	—	31,375	(186,564)	—	28,713	1,985,024	—	336,876	(2,009,845)	—	312,055
Small Company
Class ADV
12/31/2025	62,238	—	125,359	(110,782)	—	76,815	830,854	—	1,396,502	(1,404,146)	—	823,210
12/31/2024	47,530	—	26,561	(109,939)	—	(35,848)	633,203	—	345,295	(1,506,032)	—	(527,534)
Class I
12/31/2025	56,419	—	2,107,828	(3,063,704)	—	(899,457)	838,508	—	26,769,416	(47,940,072)	—	(20,332,148)
12/31/2024	172,044	—	573,119	(2,226,596)	—	(1,481,433)	2,648,079	—	8,310,232	(34,274,526)	—	(23,316,215)
Class R6
12/31/2025	65,034	—	92,957	(500,021)	—	(342,030)	896,058	—	1,181,485	(7,202,354)	—	(5,124,811)
12/31/2024	276,765	—	21,518	(140,658)	—	157,625	4,085,673	—	312,443	(2,219,178)	—	2,178,938
Class S
12/31/2025	111,440	—	538,697	(4,462,976)	—	(3,812,839)	1,535,102	—	6,453,592	(62,564,114)	—	(54,575,420)
12/31/2024	194,821	—	170,617	(978,278)	—	(612,840)	2,805,764	—	2,352,815	(14,121,899)	—	(8,963,320)

(1)	Class T was fully redeemed on close of business May 1, 2024.
(2)	Class S was fully redeemed on close of business May 1, 2024.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned	securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — SECURITIES LENDING (continued)

BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2025:

Global High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Securities Plc.	$45,990	$(45,990)	$—
Total	$45,990	$(45,990)	$—

(1)	Cash collateral with a fair value of $51,039 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$808,144	$(808,144)	$—
BMO Capital Markets Corp	62,824	(62,824)	—
BNP Paribas	608,304	(608,304)	—
BNP Paribas Prime Brokerage Intl Ltd	50,198	(50,198)	—
Canadian Imperial Bank of Commerce	949,530	(949,530)	—
Citigroup Global Markets Inc.	229,217	(229,217)	—
J.P. Morgan Securities LLC	233,775	(233,775)	—
MUFG Securities Americas Inc.	300,230	(300,230)	—
Total	$3,242,222	$(3,242,222)	$—

(1)	Cash collateral with a fair value of $3,354,121 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$285,171	$(285,171)	$—
BMO Capital Markets Corp	446	(446)	—
BNP Paribas Securities Corp.	407,392	(407,392)	—
BofA Securities Inc	130,609	(130,609)	—
Citigroup Global Markets Inc.	481,663	(481,663)	—
Deutsche Bank Securities Inc.	489,672	(489,672)	—
Goldman, Sachs & Co. LLC	652,062	(652,062)	—
HSBC Bank PLC	1,368,126	(1,368,126)	—
Morgan Stanley & Co. LLC	539,869	(539,869)	—
Scotia Capital (USA) INC	802,655	(802,655)	—
Total	$5,157,665	$(5,157,665)	$—

(1)	Cash collateral with a fair value of $5,332,175 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), in-kind sales, paydowns, straddle loss deferrals, swaps and wash sale deferrals.

The following permanent tax differences have been reclassified as of December 31, 2025:

	Paid-in Capital	Distributable Earnings
Global High Dividend Low Volatility(1)	$54,266,713	$(54,266,713)
Small Company	7,197	(7,197)

(1)	Amount relates to in-kind sales.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Global High Dividend Low Volatility	$21,198,963	$45,743,631	$15,234,189	$13,578,307
Government Money Market	34,774,048	—	39,872,512	—
Growth and Income	38,212,112	153,804,836	44,698,285	285,396,830
Intermediate Bond	41,790,385	—	81,348,892	—
Small Company	35,800,995	—	11,320,785	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Global High Dividend Low Volatility	$2,356,714	$5,648,462	$23,319,222	$—	—	$31,324,398
Government Money Market	35,090	—	—	—	—	35,090
Growth and Income	12,620,775	65,670,413	714,953,566	—	—	793,244,754
Intermediate Bond	3,077,208	—	(25,973,977)	(50,329,545)	Short-term	(402,149,591)
				(328,923,277)	Long-term
				$(379,252,822)*
Small Company	13,033,435	—	(804,918)	—	—	12,228,517

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

As of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2025, the following Portfolios paid dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Government Money Market
Class I	NII	$0.0028	January 30, 2026	Daily
Intermediate Bond
Class ADV	NII	$0.0391	January 30, 2026	Daily
Class I	NII	$0.0443	January 30, 2026	Daily
Class S	NII	$0.0416	January 30, 2026	Daily
Class S2	NII	$0.0401	January 30, 2026	Daily

NII - Net investment income

Fee Change: Effective January 1, 2026, the new expense limit for Government Money Market Class I is 0.40% through May 1, 2027.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Australia: 1.5%
8,678	ASX Ltd.	$297,155	0.1
10,140	Computershare Ltd.	229,809	0.1
177,708	Medibank Pvt Ltd.	567,132	0.3
177,931	Scentre Group	497,388	0.3
317,815	Telstra Group Ltd.	1,031,173	0.6
18,661	Transurban Group	176,601	0.1
		2,799,258	1.5
	Austria: 0.2%
5,384	OMV AG	299,605	0.2

	Canada: 4.4%
20,556	Bank of Nova Scotia	1,516,072	0.8
19,517	Canadian Natural Resources Ltd.	661,065	0.4
5,378	Canadian Tire Corp. Ltd. - Class A	681,541	0.4
8,738	CCL Industries, Inc. - Class B	551,954	0.3
8,951	Keyera Corp.	286,943	0.2
3,986	Stantec, Inc.	376,137	0.2
22,446	Suncor Energy, Inc.	996,255	0.6
3,096	Thomson Reuters Corp.	408,567	0.2
11,218	TMX Group Ltd.	426,882	0.2
20,042	Toronto-Dominion Bank	1,888,917	1.0
879	WSP Global, Inc.	159,156	0.1
		7,953,489	4.4
	Denmark: 0.6%
23,241	Danske Bank A/S	1,160,569	0.6

	France: 3.6%
1,857	Air Liquide SA	349,030	0.2
24,190	AXA SA	1,160,660	0.7
12,069	BNP Paribas SA	1,141,811	0.6
3,352	Bureau Veritas SA	106,637	0.1
25,282	Carrefour SA	421,844	0.2
1,332	Covivio SA/France	88,419	0.1
3,704	Eiffage SA	530,706	0.3
35,652	Engie SA	936,554	0.5
14,756	Getlink SE	272,381	0.2
1,585	Ipsen SA	221,154	0.1
1,733	Safran SA	603,633	0.3
5,193	Societe Generale SA	418,057	0.2
2,703	TotalEnergies SE	176,230	0.1
		6,427,116	3.6
	Germany: 1.4%
26,152	Deutsche Telekom AG, Reg	851,274	0.5
14,754	Fresenius SE & Co. KGaA	845,282	0.5
7,356 (1)	Scout24 SE	738,835	0.4
164	Talanx AG	21,786	0.0
		2,457,177	1.4
	Hong Kong: 1.1%
189,000	HKT Trust & HKT Ltd. - Stapled Security	279,863	0.2
67,100	Link REIT	299,603	0.2
87,500	Power Assets Holdings Ltd.	620,045	0.3
30,000	Swire Pacific Ltd. - Class A	241,841	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
480,500 (1)	WH Group Ltd.	$535,284	0.3
		1,976,636	1.1
	Ireland: 0.3%
42,750	AIB Group PLC	457,012	0.3

	Israel: 0.3%
22,978	Bank Leumi Le-Israel BM	506,382	0.3

	Italy: 1.1%
921	FinecoBank Banca Fineco SpA	23,863	0.0
101,552	Intesa Sanpaolo SpA	701,734	0.4
14,153	UniCredit SpA	1,172,245	0.7
		1,897,842	1.1
	Japan: 4.4%
53,500	Asahi Kasei Corp.	475,548	0.3
15,700	Astellas Pharma, Inc.	208,960	0.1
37,600	Central Japan Railway Co.	1,041,520	0.6
28,300	Concordia Financial Group Ltd.	233,957	0.1
22,300	Daiwa House Industry Co. Ltd.	740,780	0.4
50,800 (2)	Japan Airlines Co. Ltd.	942,123	0.5
65,600	Kirin Holdings Co. Ltd.	981,967	0.5
102,700	Mitsubishi Chemical Group Corp.	601,168	0.3
11,300	MS&AD Insurance Group Holdings, Inc.	265,290	0.2
19,700	Nitto Denko Corp.	469,051	0.3
26,800	Secom Co. Ltd.	952,316	0.5
8,100	Takeda Pharmaceutical Co. Ltd.	251,629	0.1
311,800	Z Holdings Corp.	829,684	0.5
		7,993,993	4.4
	Netherlands: 1.5%
528	ASR Nederland NV	37,568	0.0
1,352 (1)	Euronext NV	203,094	0.1
1,722	Heineken Holding NV	126,096	0.1
3,353	ING Groep NV	94,247	0.0
219,700	Koninklijke KPN NV	1,026,595	0.6
16,114	NN Group NV	1,243,107	0.7
		2,730,707	1.5
	New Zealand: 0.1%
12,431	Fisher & Paykel Healthcare Corp. Ltd.	270,088	0.1

	Norway: 1.0%
43,061	DNB Bank ASA	1,199,713	0.7
20,160	Orkla ASA	224,497	0.1
27,035	Telenor ASA	393,209	0.2
		1,817,419	1.0
	Puerto Rico: 0.6%
8,401	Popular, Inc.	1,046,093	0.6

	Singapore: 0.4%
5,900	DBS Group Holdings Ltd.	258,448	0.1
42,300	Singapore Exchange Ltd.	556,834	0.3
		815,282	0.4

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: 1.1%
31,230 (1)	Aena SME SA	$872,592	0.5
786	Amadeus IT Group SA	58,173	0.0
55,227	Repsol SA	1,030,447	0.6
		1,961,212	1.1
	Sweden: 0.7%
13,742	Essity AB - Class B	395,101	0.2
20,444	Swedbank AB - Class A	709,306	0.4
46,305	Telia Co. AB	197,906	0.1
		1,302,313	0.7
	Switzerland: 0.5%
6,657	ABB Ltd., Reg	490,738	0.3
2,579	Dufry AG, Reg	152,109	0.1
1,055	Galderma Group AG	214,832	0.1
		857,679	0.5
	United Kingdom: 4.4%
23,184 (1)	Auto Trader Group PLC	182,906	0.1
36,221	BAE Systems PLC	833,625	0.5
56,647	Barclays PLC	362,604	0.2
25,802	British American Tobacco PLC	1,462,727	0.8
96,000	CK Hutchison Holdings Ltd.	652,652	0.3
19,481	Hikma Pharmaceuticals PLC	406,118	0.2
22,843	Imperial Brands PLC	959,178	0.5
98,056	NatWest Group PLC	860,172	0.5
24,205	Pearson PLC	342,234	0.2
46,379	Rolls-Royce Holdings PLC	717,282	0.4
61,554	Sage Group PLC	895,268	0.5
20,381	Smith & Nephew PLC	338,954	0.2
		8,013,720	4.4
	United States: 69.0%
11,762	AbbVie, Inc.	2,687,499	1.5
103,310	ADT, Inc.	833,712	0.5
5,430	AECOM	517,642	0.3
51,473	Aegon Ltd.	400,269	0.2
2,432	Agree Realty Corp.	175,177	0.1
5,818	Allstate Corp.	1,211,017	0.7
19,122	Alphabet, Inc. - Class A	5,985,186	3.3
23,566	Altria Group, Inc.	1,358,816	0.8
1,438	Ameriprise Financial, Inc.	705,109	0.4
4,007	AmerisourceBergen Corp.	1,353,364	0.8
4,567	AMETEK, Inc.	937,651	0.5
529	Aon PLC - Class A	186,674	0.1
7,236	AptarGroup, Inc.	882,503	0.5
4,291	Assurant, Inc.	1,033,487	0.6
21,753	AT&T, Inc.	540,345	0.3
4,237	Automatic Data Processing, Inc.	1,089,884	0.6
15,008	Avnet, Inc.	721,585	0.4
10,041	Axis Capital Holdings Ltd.	1,075,291	0.6
8,651	Bank of New York Mellon Corp.	1,004,295	0.6
10,260	Black Hills Corp.	712,249	0.4
119	Booking Holdings, Inc.	637,284	0.4
30,635	Bristol-Myers Squibb Co.	1,652,452	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
30,082	Brixmor Property Group, Inc.	$788,750	0.4
4,710	Broadridge Financial Solutions, Inc.	1,051,131	0.6
5,685	Cardinal Health, Inc.	1,168,267	0.6
4,210	Cboe Global Markets, Inc.	1,056,710	0.6
8,038	Charles Schwab Corp.	803,077	0.4
6,092	Chesapeake Energy Corp.	672,313	0.4
4,863	Chubb Ltd.	1,517,840	0.8
3,880	Church & Dwight Co., Inc.	325,338	0.2
4,524	Cigna Group	1,245,141	0.7
5,746	Cintas Corp.	1,080,650	0.6
29,232	Cisco Systems, Inc.	2,251,741	1.3
12,870	Citigroup, Inc.	1,501,800	0.8
5,305	CME Group, Inc.	1,448,689	0.8
15,933	CNA Financial Corp.	760,641	0.4
30,900	Coca-Cola Co.	2,160,219	1.2
9,355	Cognizant Technology Solutions Corp. - Class A	776,465	0.4
15,426	Colgate-Palmolive Co.	1,218,963	0.7
17,102	Commerce Bancshares, Inc.	895,119	0.5
14,573	COPT Defense Properties	405,129	0.2
532	Corteva, Inc.	35,660	0.0
1,262	Coterra Energy, Inc.	33,216	0.0
483	Cullen/Frost Bankers, Inc.	61,162	0.0
12,749	CVS Health Corp.	1,011,761	0.6
2,805	Digital Realty Trust, Inc.	433,962	0.2
8,911	Dolby Laboratories, Inc. - Class A	572,264	0.3
4,666	DT Midstream, Inc.	558,427	0.3
11,273	Duke Energy Corp.	1,321,308	0.7
2,595	DuPont de Nemours, Inc.	104,319	0.1
1,914	Ecolab, Inc.	502,463	0.3
13,672	Edison International	820,593	0.5
15,320	Element Solutions, Inc.	382,847	0.2
1,682	Elevance Health, Inc.	589,625	0.3
2,538	Emerson Electric Co.	336,843	0.2
10,097	Entergy Corp.	933,266	0.5
7,647	EOG Resources, Inc.	803,011	0.4
10,855	Equitable Holdings, Inc.	517,241	0.3
6,805	Essent Group Ltd.	442,393	0.2
7,997	Evergy, Inc.	579,703	0.3
25,075	Exelon Corp.	1,093,019	0.6
921	First Hawaiian, Inc.	23,301	0.0
4,523	Flowserve Corp.	313,806	0.2
6,739	Fortive Corp.	372,060	0.2
11,387	Fox Corp. - Class A	832,048	0.5
1,045	General Dynamics Corp.	351,810	0.2
1,224	General Motors Co.	99,536	0.1
21,777	Genpact Ltd.	1,018,728	0.6
11,162	Gilead Sciences, Inc.	1,370,024	0.8
6,945	Globe Life, Inc.	971,328	0.5
4,755	GSK PLC	116,579	0.1
18,468	H&R Block, Inc.	804,835	0.4
7,914	Hancock Whitney Corp.	503,964	0.3

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
5,445	Hanover Insurance Group, Inc.	$995,183	0.6
9,533	Hartford Financial Services Group, Inc.	1,313,647	0.7
3,142	Hexcel Corp.	232,194	0.1
1,414	Honeywell International, Inc.	275,857	0.2
684	Humana, Inc.	175,193	0.1
3,600	Ingredion, Inc.	396,936	0.2
8,475	Interactive Brokers Group, Inc. - Class A	545,027	0.3
2,691	Intuit, Inc.	1,782,572	1.0
6,586	Jack Henry & Associates, Inc.	1,201,813	0.7
14,874	Johnson & Johnson	3,078,174	1.7
319	JPMorgan Chase & Co.	102,788	0.1
43,973	Kinder Morgan, Inc.	1,208,818	0.7
2,090	Lancaster Colony Corp.	343,638	0.2
4,242	Leidos Holdings, Inc.	765,257	0.4
7,317	Marsh & McLennan Cos., Inc.	1,357,450	0.8
1,291	McKesson Corp.	1,058,994	0.6
16,167	Medtronic PLC	1,553,002	0.9
5,393	Meta Platforms, Inc. - Class A	3,559,865	2.0
12,353	MetLife, Inc.	975,146	0.5
2,004	Microsoft Corp.	969,174	0.5
10,656	National Fuel Gas Co.	853,119	0.5
3,673	National Retail Properties, Inc.	145,561	0.1
8,306	NetApp, Inc.	889,490	0.5
11,185	New York Times Co. - Class A	776,463	0.4
25,745	NiSource, Inc.	1,075,111	0.6
974	NVIDIA Corp.	181,651	0.1
13,754	ONEOK, Inc.	1,010,919	0.6
6,140	Paycom Software, Inc.	978,470	0.5
2,333	PayPal Holdings, Inc.	136,201	0.1
12,249	PepsiCo, Inc.	1,757,976	1.0
66,460	Pfizer, Inc.	1,654,854	0.9
11,793	PG&E Corp.	189,514	0.1
3,014	Philip Morris International, Inc.	483,446	0.3
11,465	Portland General Electric Co.	550,205	0.3
1,955	Primerica, Inc.	505,094	0.3
16,729	Procter & Gamble Co.	2,397,433	1.3
5,239	Qualcomm, Inc.	896,131	0.5
602	Ralph Lauren Corp.	212,873	0.1
6,213	Raytheon Technologies Corp.	1,139,464	0.6
11,393	Regency Centers Corp.	786,459	0.4
52,290	Rithm Capital Corp.	569,961	0.3
10,204	Rollins, Inc.	612,444	0.3
3,314	Ross Stores, Inc.	596,984	0.3
1,452	RPM International, Inc.	151,008	0.1
37,860	Sabra Health Care REIT, Inc.	717,068	0.4
484	Sanofi	46,829	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
4,633	Simon Property Group, Inc.	$857,615	0.5
9,235	SLM Corp.	249,899	0.1
13,091	SS&C Technologies Holdings, Inc.	1,144,415	0.6
1,703	STERIS PLC	431,745	0.2
10,840	Synchrony Financial	904,381	0.5
5,057	Textron, Inc.	440,819	0.2
11,112	TJX Cos., Inc.	1,706,914	0.9
7,025	Tradeweb Markets, Inc. - Class A	755,468	0.4
13,081	Travel + Leisure Co.	922,603	0.5
7,974	Truist Financial Corp.	392,401	0.2
6,423	Union Pacific Corp.	1,485,768	0.8
12,913	Unum Group	1,000,757	0.6
25,907	US Bancorp	1,382,398	0.8
678	Valero Energy Corp.	110,372	0.1
5,159	Ventas, Inc.	399,203	0.2
10,109	Veralto Corp.	1,008,676	0.6
3,566	VeriSign, Inc.	866,360	0.5
41,802	Verizon Communications, Inc.	1,702,595	0.9
2,890	Visa, Inc. - Class A	1,013,552	0.6
1,262	Watts Water Technologies, Inc. - Class A	348,337	0.2
21,416	Williams Cos., Inc.	1,287,316	0.7
1,323	Zions Bancorp NA	77,448	0.0
		124,435,074	69.0
	Total Common Stock (Cost $153,422,605)	177,178,666	98.2

EXCHANGE-TRADED FUNDS: 1.0%
7,151	iShares MSCI EAFE Value ETF	510,653	0.3
5,900	iShares Russell 1000 Value ETF	1,241,006	0.7
		1,751,659	1.0

	Total Exchange-Traded Funds (Cost $1,749,270)	1,751,659	1.0
	Total Long-Term Investments (Cost $155,171,875)	178,930,325	99.2

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreements: 0.0%
47,000 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $47,010, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $47,953, due 01/31/26-11/15/55)	$47,000	0.0
4,039 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $4,040, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $4,120, due 04/30/26-11/15/34)	4,039	0.0
	Total Repurchase Agreements (Cost $51,039)	51,039	0.0

Shares	RA	Value	Percentage of Net Assets
	Mutual Funds: 0.3%
435,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $435,000)	$435,000	0.3

	Total Short-Term Investments (Cost $486,039)	486,039	0.3
	Total Investments in Securities (Cost $155,657,914)	$179,416,364	99.5
	Assets in Excess of Other Liabilities	883,170	0.5
	Net Assets	$180,299,534	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

Sector Diversification	Percentage of Net Assets
Financials	26.7%
Industrials	13.9
Health Care	12.2
Communication Services	10.5
Consumer Staples	8.6
Information Technology	6.0
Utilities	5.4
Energy	5.0
Consumer Discretionary	3.9
Real Estate	3.5
Materials	2.5
Exchange-Traded Funds	1.0
Short-Term Investments	0.3
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$2,799,258	$—	$2,799,258
Austria	—	299,605	—	299,605
Canada	7,953,489	—	—	7,953,489
Denmark	—	1,160,569	—	1,160,569
France	—	6,427,116	—	6,427,116
Germany	—	2,457,177	—	2,457,177
Hong Kong	620,045	1,356,591	—	1,976,636
Ireland	—	457,012	—	457,012
Israel	—	506,382	—	506,382
Italy	—	1,897,842	—	1,897,842
Japan	—	7,993,993	—	7,993,993
Netherlands	—	2,730,707	—	2,730,707
New Zealand	—	270,088	—	270,088
Norway	—	1,817,419	—	1,817,419
Puerto Rico	1,046,093	—	—	1,046,093
Singapore	—	815,282	—	815,282
Spain	—	1,961,212	—	1,961,212
Sweden	—	1,302,313	—	1,302,313
Switzerland	—	857,679	—	857,679
United Kingdom	—	8,013,720	—	8,013,720
United States	123,871,397	563,677	—	124,435,074
Total Common Stock	133,491,024	43,687,642	—	177,178,666
Exchange-Traded Funds	1,751,659	—	—	1,751,659
Short-Term Investments	435,000	51,039	—	486,039
Total Investments, at fair value	$135,677,683	$43,738,681	$—	$179,416,364

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $156,159,107.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$27,326,235
Gross Unrealized Depreciation	(4,007,013)
Net Unrealized Appreciation	$23,319,222

See Accompanying Notes to Financial Statements

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Principal Amount†	RA	Value	Percentage of Net Assets
U.S. TREASURY DEBT: 49.4%
187,000,000 (1)	United States Treasury Bill, 3.000%, 02/03/2026	$186,478,099	22.0
132,000,000 (1)	United States Treasury Bill, 3.470%, 02/12/2026	131,463,526	15.5
100,750,000 (2)	United States Treasury Floating Rate Notes, 3.847%, (USBMMY3M + 0.245%), 01/31/2026	100,758,670	11.9
		418,700,295	49.4

	Total U.S. Treasury Debt (Cost $418,700,295)	418,700,295	49.4

U.S. GOVERNMENT AGENCY DEBT: 42.4%
23,000,000 (2)	Federal Farm Credit Banks Funding Corp., 3.680%, (FEDL01 + 0.040%), 01/06/2026	22,999,975	2.7
30,000,000 (2)	Federal Farm Credit Banks Funding Corp., 3.700%, (FEDL01 + 0.060%), 01/16/2026	30,000,282	3.5
15,000,000 (2)	Federal Farm Credit Banks Funding Corp., 3.750%, (SOFRRATE + 0.040%), 04/10/2026	14,999,171	1.8
4,250,000 (2)	Federal Farm Credit Banks Funding Corp., 3.795%, (FEDL01 + 0.155%), 09/16/2026	4,251,902	0.5
17,000,000 (2)	Federal Farm Credit Banks Funding Corp., 3.860%, (SOFRRATE + 0.150%), 11/13/2026	17,006,097	2.0
10,000,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 3.705%, (FEDL01 + 0.065%), 07/15/2026	9,999,831	1.2
60,000,000 (2)	Federal Farm Credit Banks Funding Corp. 0002, 3.710%, (FCPR DLY + (3.040)%), 10/16/2026	60,000,000	7.1
3,500,000 (2)	Federal Farm Credit Banks Funding Corp. 0002, 3.790%, (FEDL01 + 0.150%), 04/24/2026	3,500,893	0.4
80,000,000 (1)	Federal Home Loan Bank Discount Notes, 3.430%, 01/16/2026	79,880,000	9.4
16,000,000 (1)	Federal Home Loan Bank Discount Notes, 3.580%, 02/13/2026	15,931,200	1.9
34,000,000 (2)	Federal Home Loan Banks, 3.710%, (SOFRRATE + 0.000%), 01/21/2026	34,000,000	4.0
5,000,000 (2)	Federal Home Loan Banks, 3.770%, (SOFRRATE + 0.060%), 08/11/2026	5,000,000	0.6
Principal Amount†	RA	Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
16,750,000 (2)	Federal Home Loan Banks, 3.775%, (SOFRRATE + 0.065%), 08/10/2026	$16,750,000	2.0
5,000,000 (2)	Federal Home Loan Banks, 3.820%, (SOFRRATE + 0.110%), 04/10/2026	5,000,651	0.6
2,916,667 (2)	Federal Home Loan Banks, 3.850%, (SOFRRATE + 0.140%), 07/22/2026	2,916,670	0.3
10,500,000 (2)	Federal Home Loan Banks 0001, 3.720%, (SOFRRATE + 0.010%), 02/11/2026	10,500,000	1.2
17,000,000 (2)	Federal Home Loan Banks 0001, 3.720%, (SOFRRATE + 0.010%), 02/27/2026	17,000,000	2.0
10,000,000 (2)	Federal Home Loan Banks 0003, 3.730%, (SOFRRATE + 0.020%), 01/20/2026	10,000,000	1.2
		359,736,672	42.4

	Total U.S. Government Agency Debt (Cost $359,736,672)	359,736,672	42.4

U.S. TREASURY REPURCHASE AGREEMENTS: 5.6%
39,820,000	Deutsche Bank, Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 $39,828,451 to be received upon repurchase (Collateralized by $87,067,971, various U.S. Treasuries, 0.000%, Market Value plus accrued interest $41,014,600 due 02/15/2038-2/15/2043)	39,820,000	4.7

See Accompanying Notes to Financial Statements

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
U.S. TREASURY REPURCHASE AGREEMENTS: (continued)
8,000,000	Royal Bank of Canada, Repurchase Agreement dated 12/31/2025, 3.550%, due 01/02/2026 $8,001,578 to be received upon repurchase (Collateralized by $8,203,900, various U.S. Treasuries, 2.750-3.125%, Market Value plus accrued interest $8,160,049 due 04/30/2027-8/31/2029)	$8,000,000	0.9
		47,820,000	5.6

	Total U.S. Treasury Repurchase Agreements (Cost $47,820,000)	47,820,000	5.6

Shares	RA	Value	Percentage of Net Assets
INVESTMENT COMPANIES: 9.6%
40,000,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, Fixed Income, 3.650%, 04/01/2022	40,000,000	4.7
41,000,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), Fixed Income, 3.690%, 01/02/2025	41,000,000	4.9
		81,000,000	9.6

	Total Investment Companies (Cost $81,000,000)	81,000,000	9.6

	Total Investments in Securities (Cost $907,256,967)	$907,256,967	107.0
	Liabilities in Excess of Other Assets	(59,682,509)	(7.0)
	Net Assets	$847,574,458	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2025.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(3)	Rate shown is the 7-day yield as of December 31, 2025.

Reference Rate Abbreviations:

FEDL01	Federal Funds Effective Rate
SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Investment Companies	$81,000,000	$—	$—	$81,000,000
U.S. Government Agency Debt	—	359,736,672	—	359,736,672
U.S. Treasury Debt	—	418,700,295	—	418,700,295
U.S. Treasury Repurchase Agreements	—	47,820,000	—	47,820,000
Total Investments, at fair value	$81,000,000	$826,256,967	$—	$907,256,967

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of December 31, 2025:

Counterparty	U.S. Treasury Repurchase Agreements, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$39,820,000	$(39,820,000)	$—
Royal Bank of Canada	8,000,000	(8,000,000)	—
Totals	$47,820,000	$(47,820,000)	$—

(1)	Collateral with a fair value of $49,174,649 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At December 31, 2025, the aggregate cost of securities for U.S. federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Communication Services: 10.6%
540,594	Alphabet, Inc. - Class A	$169,205,922	6.3
1,130,040	AT&T, Inc.	28,070,194	1.1
165,718 (1)	Take-Two Interactive Software, Inc.	42,428,779	1.6
372,440	Walt Disney Co.	42,372,499	1.6
		282,077,394	10.6

	Consumer Discretionary: 8.9%
528,446 (1)	Amazon.com, Inc.	121,975,906	4.6
6,508	Booking Holdings, Inc.	34,852,488	1.3
85,680 (1)	Brinker International, Inc.	12,296,793	0.4
120,713	Lowe’s Cos., Inc.	29,111,147	1.1
219,569	Williams-Sonoma, Inc.	39,212,828	1.5
		237,449,162	8.9

	Consumer Staples: 5.2%
528,623	Coca-Cola Co.	36,956,034	1.4
160,437 (1)	Dollar Tree, Inc.	19,735,355	0.7
263,069	McCormick & Co., Inc.	17,917,630	0.7
191,188	Philip Morris International, Inc.	30,666,555	1.1
239,589	Procter & Gamble Co.	34,335,500	1.3
		139,611,074	5.2

	Energy: 3.9%
57,432	Chesapeake Energy Corp.	6,338,195	0.2
335,594	Chevron Corp.	51,147,882	1.9
566,893	Devon Energy Corp.	20,765,291	0.8
117,648	Expand Energy Corp.	12,983,633	0.5
274,473	HF Sinclair Corp.	12,647,716	0.5
		103,882,717	3.9

	Financials: 13.1%
340,233	American International Group, Inc.	29,106,933	1.1
148,261	Assurant, Inc.	35,708,662	1.3
889,925	Bank of America Corp.	48,945,875	1.8
190,095	Intercontinental Exchange, Inc.	30,787,786	1.2
126,828	PNC Financial Services Group, Inc.	26,472,808	1.0
237,958	State Street Corp.	30,698,962	1.2
223,116	Stifel Financial Corp.	27,938,585	1.1
334,868	Synchrony Financial	27,938,037	1.0
135,905	Visa, Inc. - Class A	47,663,243	1.8
453,849	Wells Fargo & Co.	42,298,727	1.6
		347,559,618	13.1

	Health Care: 10.9%
363,316	AstraZeneca PLC, ADR	33,399,640	1.3
137,435	Danaher Corp.	31,461,620	1.2
122,268	Humana, Inc.	31,316,503	1.2
144,660 (1)	ICON PLC	26,359,945	1.0
29,900	McKesson Corp.	24,526,671	0.9
1,303,002	Pfizer, Inc.	32,444,750	1.2
21,397	Regeneron Pharmaceuticals, Inc.	16,515,703	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
61,367	Thermo Fisher Scientific, Inc.	$35,559,108	1.3
70,839 (1)	Vertex Pharmaceuticals, Inc.	32,115,569	1.2
70,828 (1)	Waters Corp.	26,902,599	1.0
		290,602,108	10.9

	Industrials: 7.4%
338,734	3M Co.	54,231,313	2.0
154,284 (1)	Boeing Co.	33,498,142	1.3
47,033 (1)	Dycom Industries, Inc.	15,892,451	0.6
745,466 (1)	Gates Industrial Corp. PLC	16,005,155	0.6
31,181	Parker-Hannifin Corp.	27,406,852	1.0
202,059	RELX PLC, ADR	8,167,225	0.3
77,514 (1)	Saia, Inc.	25,309,871	1.0
18,736	United Rentals, Inc.	15,163,419	0.6
		195,674,428	7.4

	Information Technology: 33.1%
229,751 (1)	Advanced Micro Devices, Inc.	49,203,474	1.9
795,582	Apple, Inc.	216,286,923	8.1
331,252	Broadcom, Inc.	114,646,317	4.3
552,278	Cisco Systems, Inc.	42,541,974	1.6
134,545	International Business Machines Corp.	39,853,574	1.5
58,872	Intuit, Inc.	38,997,990	1.5
95,560	Micron Technology, Inc.	27,273,780	1.0
379,486	Microsoft Corp.	183,527,019	6.9
532,845	NVIDIA Corp.	99,375,593	3.7
119,315	Salesforce, Inc.	31,607,737	1.2
125,993	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,288,013	1.4
		881,602,394	33.1

	Materials: 1.9%
494,452	Alcoa Corp.	26,275,179	1.0
151,234	Nucor Corp.	24,667,778	0.9
		50,942,957	1.9

	Real Estate: 2.2%
280,228	Boston Properties, Inc.	18,909,785	0.7
214,428	Welltower, Inc.	39,799,981	1.5
		58,709,766	2.2

	Utilities: 2.2%
250,802	Duke Energy Corp.	29,396,502	1.1
355,586	Public Service Enterprise Group, Inc.	28,553,556	1.1
10,000,000 (2)(3)	Southern Energy	—	0.0
		57,950,058	2.2

	Total Common Stock (Cost $1,923,421,948)	2,646,061,676	99.4

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
17,302,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $17,302,000)	$17,302,000	0.6
	Total Short-Term Investments (Cost $17,302,000)	$17,302,000	0.6
	Total Investments in Securities (Cost $1,940,723,948)	$2,663,363,676	100.0
	Assets in Excess of Other Liabilities	1,000,924	0.0
	Net Assets	$2,664,364,600	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$282,077,394	$—	$—	$282,077,394
Consumer Discretionary	237,449,162	—	—	237,449,162
Consumer Staples	139,611,074	—	—	139,611,074
Energy	103,882,717	—	—	103,882,717
Financials	347,559,618	—	—	347,559,618
Health Care	290,602,108	—	—	290,602,108
Industrials	195,674,428	—	—	195,674,428
Information Technology	881,602,394	—	—	881,602,394
Materials	50,942,957	—	—	50,942,957
Real Estate	58,709,766	—	—	58,709,766
Utilities	57,950,058	—	—	57,950,058
Total Common Stock	2,646,061,676	—	—	2,646,061,676
Short-Term Investments	17,302,000	—	—	17,302,000
Total Investments, at fair value	$2,663,363,676	$—	$—	$2,663,363,676

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At December 31, 2025, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy	11/30/2005	$—	$—
		$—	$—

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,948,410,110.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$744,255,730
Gross Unrealized Depreciation	(29,302,164)
Net Unrealized Appreciation	$714,953,566

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.9%
	Basic Materials: 0.2%
414,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	$430,432	0.1
259,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	268,856	0.0
383,000	Nucor Corp., 5.100%, 06/01/2035	392,142	0.1
156,000	Nutrien Ltd., 2.950%, 05/13/2030	147,540	0.0
17,000	Nutrien Ltd., 5.875%, 12/01/2036	17,856	0.0
261,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	269,663	0.0
350,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	336,466	0.0
		1,862,955	0.2

	Communications: 2.2%
351,000	Alphabet, Inc., 4.500%, 05/15/2035	349,315	0.0
430,000	Alphabet, Inc., 4.700%, 11/15/2035	430,274	0.1
115,000	Alphabet, Inc., 5.300%, 05/15/2065	108,241	0.0
430,000	Alphabet, Inc., 5.450%, 11/15/2055	422,122	0.1
275,000	Alphabet, Inc., 5.700%, 11/15/2075	270,898	0.0
114,000	Amazon.com, Inc., 2.100%, 05/12/2031	103,046	0.0
308,000	Amazon.com, Inc., 4.350%, 03/20/2033	307,086	0.0
616,000	Amazon.com, Inc., 4.650%, 11/20/2035	613,750	0.1
658,000	Amazon.com, Inc., 5.450%, 11/20/2055	642,690	0.1
592,000	Amazon.com, Inc., 5.550%, 11/20/2065	574,697	0.1
406,000	AppLovin Corp., 5.125%, 12/01/2029	416,583	0.1
337,000	AppLovin Corp., 5.375%, 12/01/2031	349,934	0.1
90,000	AT&T, Inc., 3.800%, 12/01/2057	61,954	0.0
270,000	AT&T, Inc., 4.550%, 11/01/2032	268,335	0.0
540,000	AT&T, Inc., 4.900%, 11/01/2035	533,542	0.1
229,000	AT&T, Inc., 4.900%, 08/15/2037	223,234	0.0
271,000	AT&T, Inc., 6.050%, 08/15/2056	273,610	0.0
260,000 (1)	Beignet Investor LLC, 6.581%, 05/30/2049	274,926	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
148,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	$133,233	0.0
395,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	255,293	0.0
96,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	62,854	0.0
180,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	135,347	0.0
253,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	200,424	0.0
482,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	503,274	0.1
219,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	230,416	0.0
268,000	Cisco Systems, Inc., 4.950%, 02/26/2031	278,051	0.0
371,000	Cisco Systems, Inc., 4.950%, 02/24/2032	383,073	0.1
100,000	Cisco Systems, Inc., 5.100%, 02/24/2035	102,798	0.0
95,000 (2)	Comcast Corp., 1.500%, 02/15/2031	82,628	0.0
88,000	Comcast Corp., 1.950%, 01/15/2031	78,481	0.0
243,000	Comcast Corp., 2.650%, 02/01/2030	229,436	0.0
61,000	Comcast Corp., 3.200%, 07/15/2036	52,069	0.0
65,000	Comcast Corp., 3.900%, 03/01/2038	56,696	0.0
105,000	Comcast Corp., 5.300%, 06/01/2034	108,253	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
425,000	Meta Platforms, Inc., 4.200%, 11/15/2030	$426,007	0.1
315,000	Meta Platforms, Inc., 4.600%, 11/15/2032	317,623	0.0
282,000	Meta Platforms, Inc., 4.750%, 08/15/2034	284,447	0.0
420,000	Meta Platforms, Inc., 4.875%, 11/15/2035	419,600	0.1
647,000	Meta Platforms, Inc., 5.400%, 08/15/2054	602,453	0.1
550,000	Meta Platforms, Inc., 5.500%, 11/15/2045	534,393	0.1
366,000	Meta Platforms, Inc., 5.550%, 08/15/2064	339,777	0.0
330,000	Meta Platforms, Inc., 5.625%, 11/15/2055	316,974	0.0
330,000	Meta Platforms, Inc., 5.750%, 11/15/2065	315,051	0.0
207,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	212,157	0.0
250,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	259,956	0.0
200,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	198,303	0.0
213,000 (1)	NBN Co. Ltd., 1.625%, 01/08/2027	208,226	0.0
200,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	179,504	0.0
315,000 (1)	NBN Co. Ltd., 6.000%, 10/06/2033	341,903	0.0
344,000	Netflix, Inc., 5.875%, 11/15/2028	361,814	0.1
33,000	Orange SA, 9.000%, 03/01/2031	39,731	0.0
302,000 (1)	SoftBank Corp., 4.699%, 07/09/2030	303,223	0.0
530,000	Sprint Capital Corp., 6.875%, 11/15/2028	568,942	0.1
344,000	Sprint Capital Corp., 8.750%, 03/15/2032	416,246	0.1
91,000	Time Warner Cable LLC, 5.500%, 09/01/2041	80,016	0.0
116,000	Time Warner Cable LLC, 5.875%, 11/15/2040	107,440	0.0
77,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	73,945	0.0
17,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	15,536	0.0
212,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	202,416	0.0
38,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	35,288	0.0
57,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	42,498	0.0
107,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	104,313	0.0
311,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	297,446	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
46,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	$45,244	0.0
117,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	105,009	0.0
291,000 (2)	T-Mobile USA, Inc., 5.300%, 05/15/2035	298,487	0.0
238,000	Uber Technologies, Inc., 4.300%, 01/15/2030	239,661	0.0
494,000 (1)	Uber Technologies, Inc., 4.500%, 08/15/2029	494,987	0.1
563,000	Uber Technologies, Inc., 5.350%, 09/15/2054	537,298	0.1
122,000	Verizon Communications, Inc., 1.750%, 01/20/2031	107,443	0.0
156,000	Verizon Communications, Inc., 2.355%, 03/15/2032	137,520	0.0
120,000	Verizon Communications, Inc., 2.550%, 03/21/2031	109,626	0.0
230,000	Verizon Communications, Inc., 4.400%, 11/01/2034	222,030	0.0
144,000	Verizon Communications, Inc., 4.812%, 03/15/2039	136,758	0.0
380,000	Verizon Communications, Inc., 5.000%, 01/15/2036	376,921	0.1
580,000	Verizon Communications, Inc., 5.875%, 11/30/2055	573,440	0.1
445,000	Verizon Communications, Inc., 6.000%, 11/30/2065	439,670	0.1
		20,545,885	2.2

	Consumer, Cyclical: 2.1%
23,646	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	23,434	0.0
8,579	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	8,495	0.0
460,586	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	450,802	0.1
10,900	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	10,548	0.0
395,065	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	383,932	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
267,000	American Honda Finance Corp., 4.700%, 01/12/2028	$270,873	0.0
189,000	American Honda Finance Corp., 5.650%, 11/15/2028	197,364	0.0
311,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	316,894	0.0
125,000	AutoZone, Inc., 6.250%, 11/01/2028	132,133	0.0
154,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	158,123	0.0
109,000	BorgWarner, Inc., 5.400%, 08/15/2034	112,441	0.0
338,000	Delta Air Lines, Inc., 5.250%, 07/10/2030	347,487	0.0
139,141 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	140,009	0.0
373,000	Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	341,899	0.0
616,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	581,951	0.1
611,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	606,306	0.1
57,000	General Motors Co., 6.250%, 10/02/2043	57,858	0.0
298,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	268,112	0.0
943,000	General Motors Financial Co., Inc., 4.900%, 10/06/2029	958,211	0.1
921,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	955,440	0.1
618,000 (2)	General Motors Financial Co., Inc., 5.900%, 01/07/2035	644,697	0.1
92,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	97,566	0.0
296,000	General Motors Financial Co., Inc., 6.150%, 07/15/2035	312,057	0.0
524,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	530,776	0.1
318,000	Honda Motor Co. Ltd., 5.337%, 07/08/2035	325,044	0.0
127,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	130,765	0.0
257,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	263,500	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
285,000 (1)	Hyundai Capital America, 5.300%, 06/24/2029	$293,482	0.0
373,000 (1)	Hyundai Capital America, 5.400%, 03/29/2032	385,397	0.1
282,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	291,171	0.0
681,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	712,682	0.1
301,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	318,976	0.0
20,000	Lowe’s Cos., Inc., 4.450%, 04/01/2062	15,644	0.0
540,000	Lowe’s Cos., Inc., 4.500%, 10/15/2032	537,240	0.1
18,000	Lowe’s Cos., Inc., 5.850%, 04/01/2063	17,658	0.0
475,000 (2)	Marriott International, Inc., 4.500%, 10/15/2031	476,241	0.1
233,000	Marriott International, Inc., 4.800%, 03/15/2030	238,035	0.0
483,000	Marriott International, Inc., 5.250%, 10/15/2035	489,705	0.1
166,000	Marriott International, Inc., 5.350%, 03/15/2035	170,905	0.0
389,000 (1)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	396,121	0.1
482,000	Toyota Motor Corp., 4.450%, 06/30/2030	488,572	0.1
250,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	254,156	0.0
353,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	362,335	0.0
185,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	193,987	0.0
342,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	345,551	0.0
91,136	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	93,512	0.0
395,884	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	395,544	0.1
505,257	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	487,718	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
290,000 (1)	Volkswagen Group of America Finance LLC, 4.550%, 09/11/2028	$291,722	0.0
295,000 (1)	Volkswagen Group of America Finance LLC, 4.850%, 09/11/2030	297,955	0.0
699,000 (1)(2)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	714,879	0.1
759,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	768,600	0.1
354,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	380,388	0.1
886,000	Walmart, Inc., 4.900%, 04/28/2035	911,279	0.1
		18,956,172	2.1

	Consumer, Non-cyclical: 3.0%
106,000	AbbVie, Inc., 3.200%, 11/21/2029	102,824	0.0
150,000	AbbVie, Inc., 4.050%, 11/21/2039	134,039	0.0
166,000	AbbVie, Inc., 4.650%, 03/15/2028	168,898	0.0
393,000	AbbVie, Inc., 4.950%, 03/15/2031	406,496	0.1
282,000	AbbVie, Inc., 5.600%, 03/15/2055	282,841	0.0
262,000	Altria Group, Inc., 6.200%, 11/01/2028	277,014	0.0
75,000	Amgen, Inc., 2.200%, 02/21/2027	73,608	0.0
16,000	Amgen, Inc., 2.300%, 02/25/2031	14,514	0.0
53,000	Amgen, Inc., 2.450%, 02/21/2030	49,452	0.0
67,000	Amgen, Inc., 3.150%, 02/21/2040	52,867	0.0
43,000	Amgen, Inc., 5.250%, 03/02/2030	44,652	0.0
133,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	126,755	0.0
393,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	406,886	0.1
284,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	291,008	0.0
12,000	BAT Capital Corp., 3.557%, 08/15/2027	11,916	0.0
267,000	BAT Capital Corp., 4.390%, 08/15/2037	246,117	0.0
122,000	BAT Capital Corp., 5.834%, 02/20/2031	129,561	0.0
68,000	BAT Capital Corp., 7.079%, 08/02/2043	76,692	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
346,000	Becton Dickinson & Co., 4.693%, 02/13/2028	$350,684	0.1
128,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	116,312	0.0
279,000	Bristol-Myers Squibb Co., 5.550%, 02/22/2054	274,191	0.0
298,000	Campbell Soup Co., 5.200%, 03/21/2029	305,368	0.0
423,000	Cardinal Health, Inc., 4.700%, 11/15/2026	425,824	0.1
49,000	Cardinal Health, Inc., 5.450%, 02/15/2034	51,027	0.0
189,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	166,465	0.0
118,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	108,464	0.0
123,000 (1)(2)	Cargill, Inc., 5.125%, 02/11/2035	126,691	0.0
185,000	Cencora, Inc., 5.125%, 02/15/2034	189,831	0.0
71,000	Centene Corp., 2.450%, 07/15/2028	66,536	0.0
1,114,000	Centene Corp., 3.000%, 10/15/2030	997,496	0.1
359,000	Cigna Group, 2.375%, 03/15/2031	325,097	0.1
356,000	Cigna Group, 4.800%, 08/15/2038	341,121	0.1
685,000	Cigna Group, 5.250%, 01/15/2036	697,812	0.1
489,000	Cigna Group, 5.600%, 02/15/2054	474,547	0.1
304,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	314,648	0.0
186,000	CVS Health Corp., 4.125%, 04/01/2040	159,125	0.0
415,000	CVS Health Corp., 4.780%, 03/25/2038	391,901	0.1
47,000	CVS Health Corp., 5.050%, 03/25/2048	41,459	0.0
122,000	CVS Health Corp., 5.125%, 02/21/2030	125,376	0.0
360,000	CVS Health Corp., 5.450%, 09/15/2035	368,635	0.1
22,000	CVS Health Corp., 6.000%, 06/01/2063	21,341	0.0
40,000	CVS Health Corp., 6.250%, 09/15/2065	40,291	0.0
9,431	CVS Pass-Through Trust, 6.943%, 01/10/2030	9,789	0.0
510,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	518,907	0.1
270,000	Elevance Health, Inc., 4.600%, 09/15/2032	269,959	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
279,000	Elevance Health, Inc., 4.950%, 11/01/2031	$285,655	0.0
143,000	Elevance Health, Inc., 5.200%, 02/15/2035	146,182	0.0
229,000	Eli Lilly & Co., 5.500%, 02/12/2055	229,462	0.0
396,000 (1)	EMD Finance LLC, 4.625%, 10/15/2032	397,187	0.1
184,000	Equifax, Inc., 3.100%, 05/15/2030	174,355	0.0
558,000	Gilead Sciences, Inc., 5.100%, 06/15/2035	572,140	0.1
339,000	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	342,595	0.1
150,000	Global Payments, Inc., 4.450%, 06/01/2028	150,283	0.0
106,000	GXO Logistics, Inc., 6.250%, 05/06/2029	111,784	0.0
72,000	HCA, Inc., 2.375%, 07/15/2031	64,636	0.0
40,000	HCA, Inc., 3.375%, 03/15/2029	39,027	0.0
384,000	HCA, Inc., 3.500%, 09/01/2030	369,413	0.1
61,000	HCA, Inc., 4.375%, 03/15/2042	52,279	0.0
628,000	HCA, Inc., 4.500%, 02/15/2027	629,459	0.1
170,000	HCA, Inc., 5.125%, 06/15/2039	164,302	0.0
223,000	HCA, Inc., 5.450%, 04/01/2031	232,796	0.0
39,000	HCA, Inc., 6.100%, 04/01/2064	38,682	0.0
434,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	444,991	0.1
479,000	Hershey Co., 4.950%, 02/24/2032	496,756	0.1
227,000	Humana, Inc., 5.375%, 04/15/2031	234,773	0.0
524,000	Icon Investments Six DAC, 5.849%, 05/08/2029	547,019	0.1
524,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	543,373	0.1
203,000 (1)	Japan Tobacco, Inc., 5.250%, 06/15/2030	210,732	0.0
7,000	Johnson & Johnson, 2.100%, 09/01/2040	4,941	0.0
103,000	Johnson & Johnson, 3.625%, 03/03/2037	93,660	0.0
144,000 (2)	Johnson & Johnson, 4.700%, 03/01/2030	148,435	0.0
28,000	Johnson & Johnson, 5.850%, 07/15/2038	30,885	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
207,000 (2)	Kenvue, Inc., 4.850%, 05/22/2032	$212,020	0.0
168,000	Kenvue, Inc., 5.050%, 03/22/2028	171,674	0.0
223,000	Kroger Co., 5.500%, 09/15/2054	212,591	0.0
292,000	Kroger Co., 5.650%, 09/15/2064	278,773	0.0
189,000	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	188,866	0.0
206,000 (1)	Mars, Inc., 5.000%, 03/01/2032	212,409	0.0
423,000 (1)	Mars, Inc., 5.200%, 03/01/2035	434,926	0.1
210,000 (1)	Mars, Inc., 5.650%, 05/01/2045	211,805	0.0
282,000 (1)	Mars, Inc., 5.700%, 05/01/2055	281,109	0.0
237,000	McKesson Corp., 4.250%, 09/15/2029	238,643	0.0
309,000	McKesson Corp., 4.950%, 05/30/2032	317,799	0.1
283,000	McKesson Corp., 5.250%, 05/30/2035	292,704	0.0
542,000	Merck & Co., Inc., 4.450%, 12/04/2032	542,916	0.1
173,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	174,887	0.0
239,000	Philip Morris International, Inc., 4.750%, 11/01/2031	244,161	0.0
341,000	Philip Morris International, Inc., 4.875%, 02/13/2029	349,145	0.1
70,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	64,452	0.0
71,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	67,210	0.0
366,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	372,355	0.1
162,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	164,090	0.0
118,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	130,712	0.0
81,000	Reynolds American, Inc., 5.850%, 08/15/2045	79,961	0.0
302,000 (1)	Roche Holdings, Inc., 4.592%, 09/09/2034	301,430	0.0
581,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	616,279	0.1
354,000	Royalty Pharma PLC, 1.750%, 09/02/2027	341,197	0.1
292,000	Royalty Pharma PLC, 2.200%, 09/02/2030	264,804	0.0
66,000	Royalty Pharma PLC, 3.300%, 09/02/2040	51,123	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
103,000	S&P Global, Inc., 1.250%, 08/15/2030	$90,684	0.0
275,000	S&P Global, Inc., 2.700%, 03/01/2029	264,414	0.0
230,000	Solventum Corp., 5.450%, 03/13/2031	240,214	0.0
139,000	Solventum Corp., 5.600%, 03/23/2034	144,682	0.0
278,000	Stryker Corp., 4.850%, 02/10/2030	285,557	0.0
129,000	Sysco Corp., 5.400%, 03/23/2035	133,672	0.0
325,000	Takeda Pharmaceutical Co. Ltd., 5.300%, 07/05/2034	335,400	0.1
257,000	Takeda Pharmaceutical Co. Ltd., 5.800%, 07/05/2064	253,582	0.0
302,000	Takeda US Financing, Inc., 5.200%, 07/07/2035	307,740	0.0
340,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	352,793	0.1
199,000	Tyson Foods, Inc., 5.400%, 03/15/2029	205,803	0.0
229,000	Unilever Capital Corp., 4.625%, 08/12/2034	230,700	0.0
35,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	26,210	0.0
102,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	85,163	0.0
133,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	136,271	0.0
52,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	48,894	0.0
238,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	232,552	0.0
137,000	Universal Health Services, Inc., 4.625%, 10/15/2029	137,763	0.0
132,000	Viatris, Inc., 2.700%, 06/22/2030	120,704	0.0
102,000	Viatris, Inc., 3.850%, 06/22/2040	78,340	0.0
152,000	Viatris, Inc., 4.000%, 06/22/2050	101,293	0.0
180,000	Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	174,144	0.0
		27,735,455	3.0

	Energy: 1.5%
203,000 (1)	Aker BP ASA, 5.125%, 10/01/2034	198,737	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
421,000	APA Corp., 6.750%, 02/15/2055	$420,448	0.1
58,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	59,024	0.0
44,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	44,903	0.0
262,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	270,379	0.0
174,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	173,236	0.0
233,000 (3)	BP Capital Markets PLC, 6.125%, 12/31/2199	240,407	0.0
63,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	58,327	0.0
191,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	194,515	0.0
8,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	7,817	0.0
227,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	227,547	0.0
462,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	470,826	0.1
373,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	388,075	0.1
290,000 (2)	Devon Energy Corp., 5.200%, 09/15/2034	288,846	0.0
108,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	84,502	0.0
82,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	77,493	0.0
234,000 (2)(3)	Enbridge (US) Inc. 20- A, 5.750%, 07/15/2080	237,115	0.0
184,000	Energy Transfer L.P., 3.750%, 05/15/2030	179,135	0.0
27,000	Energy Transfer L.P., 4.900%, 03/15/2035	26,366	0.0
185,000	Energy Transfer L.P., 5.200%, 04/01/2030	190,687	0.0
148,000	Energy Transfer L.P., 5.300%, 04/01/2044	134,733	0.0
77,000	Energy Transfer L.P., 5.350%, 05/15/2045	69,698	0.0
91,000	Energy Transfer L.P., 6.050%, 09/01/2054	87,607	0.0
67,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	68,313	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
139,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	$140,667	0.0
407,000 (3)	Enterprise Products Operating LLC D, 7.099%, (TSFR3M + 3.248%), 08/16/2077	407,059	0.1
477,000	EOG Resources, Inc., 5.000%, 07/15/2032	488,804	0.1
262,000	EOG Resources, Inc., 5.350%, 01/15/2036	269,324	0.0
787,000	Equinor ASA, 4.500%, 09/03/2030	798,773	0.1
840,000	Equinor ASA, 4.750%, 11/14/2035	836,076	0.1
450,000	Hess Corp., 4.300%, 04/01/2027	452,072	0.1
66,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	60,230	0.0
84,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	79,694	0.0
357,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	364,112	0.1
269,000	Marathon Petroleum Corp., 5.700%, 03/01/2035	276,965	0.0
301,000	MPLX L.P., 2.650%, 08/15/2030	278,993	0.0
75,000	MPLX L.P., 4.800%, 02/15/2031	75,898	0.0
271,000	MPLX L.P., 5.000%, 01/15/2033	272,544	0.0
78,000	MPLX L.P., 5.500%, 06/01/2034	79,611	0.0
123,000 (2)	Occidental Petroleum Corp., 5.375%, 01/01/2032	126,027	0.0
91,000	Occidental Petroleum Corp., 6.050%, 10/01/2054	87,090	0.0
308,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	325,743	0.1
160,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	163,218	0.0
33,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	34,231	0.0
41,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	42,941	0.0
82,000	ONEOK Partners L.P., 6.200%, 09/15/2043	83,312	0.0
112,000	Ovintiv, Inc., 5.650%, 05/15/2028	115,337	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
268,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	$268,480	0.0
110,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	103,223	0.0
214,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	220,123	0.0
378,000	Targa Resources Corp., 5.400%, 07/30/2036	378,586	0.1
71,000	Targa Resources Corp., 5.500%, 02/15/2035	72,768	0.0
43,000	Targa Resources Corp., 6.250%, 07/01/2052	43,415	0.0
205,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	206,306	0.0
291,000 (3)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	300,168	0.1
120,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	115,114	0.0
430,000	Viper Energy Partners LLC, 5.700%, 08/01/2035	439,094	0.1
302,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	304,296	0.1
129,000	Williams Cos., Inc., 4.900%, 03/15/2029	131,829	0.0
285,000	Woodside Finance Ltd., 5.400%, 05/19/2030	292,718	0.0
266,000	Woodside Finance Ltd., 5.700%, 05/19/2032	276,915	0.0
352,000	Woodside Finance Ltd., 6.000%, 05/19/2035	366,782	0.1
		13,577,274	1.5

	Financial: 7.4%
200,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	183,208	0.0
238,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	241,990	0.0
157,000	Alleghany Corp., 3.250%, 08/15/2051	106,066	0.0
410,000 (3)	American Express Co., 4.351%, 07/20/2029	413,054	0.1
175,000 (3)	American Express Co., 5.085%, 01/30/2031	180,465	0.0
286,000 (3)	American Express Co., 5.098%, 02/16/2028	289,405	0.0
166,000 (3)	American Express Co., 5.282%, 07/27/2029	171,006	0.0
143,000 (3)	American Express Co., 5.532%, 04/25/2030	149,209	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
41,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	$38,773	0.0
144,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	144,410	0.0
334,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	345,858	0.0
343,000	American International Group, Inc., 3.400%, 06/30/2030	331,115	0.0
74,000	American Tower Corp., 2.700%, 04/15/2031	67,987	0.0
60,000	American Tower Corp., 3.600%, 01/15/2028	59,478	0.0
182,000	American Tower Corp., 3.650%, 03/15/2027	181,297	0.0
112,000	American Tower Corp., 5.250%, 07/15/2028	115,196	0.0
88,000	American Tower Corp., 5.500%, 03/15/2028	90,583	0.0
221,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	231,724	0.0
125,000	Aon North America, Inc., 5.125%, 03/01/2027	126,596	0.0
280,000	Aon North America, Inc., 5.150%, 03/01/2029	288,152	0.0
688,000	Assurant, Inc., 5.550%, 02/15/2036	700,967	0.1
656,000 (1)	Athene Global Funding, 5.322%, 11/13/2031	665,825	0.1
153,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	153,320	0.0
460,000 (1)	Atlas Warehouse Lending Co. L.P., 4.625%, 11/15/2028	461,886	0.1
704,000 (1)	Atlas Warehouse Lending Co. L.P., 6.050%, 01/15/2028	726,706	0.1
600,000	Banco Santander SA, 5.439%, 07/15/2031	630,331	0.1
400,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	414,081	0.1
90,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	80,504	0.0
209,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	188,551	0.0
354,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	329,981	0.0
316,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	290,059	0.0
1,267,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	1,251,471	0.1
60,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	59,754	0.0
189,000 (3)	Bank of America Corp., 5.511%, 01/24/2036	197,169	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
415,000 (3)	Bank of America Corp., 5.518%, 10/25/2035	$425,250	0.1
313,000 (3)	Bank of America Corp., 5.744%, 02/12/2036	326,274	0.0
380,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	405,661	0.1
612,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	607,993	0.1
470,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	448,484	0.1
57,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	53,112	0.0
434,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	427,008	0.1
306,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	291,304	0.0
381,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	348,558	0.0
424,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	409,645	0.1
87,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	86,878	0.0
1,415,000 (3)	Bank of Montreal, 4.640%, 09/10/2030	1,433,740	0.2
152,000 (3)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	157,546	0.0
470,000 (3)	Bank of Nova Scotia, 4.740%, 11/10/2032	475,877	0.1
409,000 (1)	Banque Federative du Credit Mutuel SA, 4.591%, 10/16/2028	413,502	0.1
200,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	200,123	0.0
341,000 (3)	Barclays PLC, 5.367%, 02/25/2031	352,513	0.0
172,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	161,822	0.0
409,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	352,652	0.0
56,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	52,420	0.0
735,000 (1)	BPCE SA, 5.281%, 05/30/2029	758,204	0.1
371,000 (1)(3)	BPCE SA, 5.716%, 01/18/2030	384,198	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
440,000	Brookfield Asset Management Ltd., 5.298%, 01/15/2036	$439,831	0.1
332,000	Brown & Brown, Inc., 4.900%, 06/23/2030	336,830	0.0
221,000 (1)(3)	CaixaBank SA, 5.673%, 03/15/2030	229,629	0.0
222,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	217,872	0.0
166,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	175,639	0.0
465,000	Chubb INA Holdings LLC, 4.900%, 08/15/2035	467,217	0.1
440,000	CME Group, Inc., 4.400%, 03/15/2030	446,545	0.1
434,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	443,883	0.1
490,000 (3)	CoBank ACB M, 7.125%, 12/31/2199	511,150	0.1
906,000 (1)(3)	Cooperatieve Rabobank UA, 5.710%, 01/21/2033	954,591	0.1
444,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	441,417	0.1
84,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	79,768	0.0
246,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	261,182	0.0
695,000 (1)(3)	Credit Agricole SA, 4.818%, 09/25/2033	694,350	0.1
176,000	Crown Castle, Inc., 2.100%, 04/01/2031	155,428	0.0
46,000	Crown Castle, Inc., 2.500%, 07/15/2031	41,155	0.0
136,000	Crown Castle, Inc., 2.900%, 03/15/2027	134,118	0.0
184,000	Crown Castle, Inc., 3.300%, 07/01/2030	174,651	0.0
401,000	Crown Castle, Inc., 4.800%, 09/01/2028	407,329	0.1
416,000	Crown Castle, Inc., 4.900%, 09/01/2029	423,081	0.1
56,000	Crown Castle, Inc., 5.100%, 05/01/2033	56,494	0.0
201,000	Crown Castle, Inc., 5.600%, 06/01/2029	208,856	0.0
96,000	Crown Castle, Inc., 5.800%, 03/01/2034	100,696	0.0
232,000	CubeSmart L.P., 2.250%, 12/15/2028	220,188	0.0
270,000 (1)(3)	Danske Bank A/S, 4.613%, 10/02/2030	272,361	0.0
345,000 (1)(3)	Danske Bank A/S, 5.705%, 03/01/2030	358,571	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
813,000 (1)(3)	Depository Trust & Clearing Corp. D, 3.375%, 12/31/2199	$806,640	0.1
719,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	747,605	0.1
271,000 (1)(3)	DNB Bank ASA, 4.853%, 11/05/2030	276,597	0.0
328,000 (1)	EQT AB, 5.850%, 05/08/2035	337,025	0.0
447,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	457,446	0.1
533,000 (1)	Equitable Holdings, Inc., 4.572%, 02/15/2029	536,053	0.1
196,000	Extra Space Storage L.P., 3.900%, 04/01/2029	193,968	0.0
165,000	Extra Space Storage L.P., 4.000%, 06/15/2029	163,448	0.0
140,000	Extra Space Storage L.P., 5.350%, 01/15/2035	143,528	0.0
641,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	663,830	0.1
43,000 (3)	First Citizens BancShares, Inc., 6.254%, 03/12/2040	43,878	0.0
474,000	First Industrial L.P., 5.250%, 01/15/2031	484,035	0.1
695,000	GLP Capital L.P. / GLP Financing II, Inc., 5.250%, 02/15/2033	698,087	0.1
135,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	138,353	0.0
156,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	160,338	0.0
233,000 (3)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	241,959	0.0
169,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	176,595	0.0
295,000 (3)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	298,366	0.0
9,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	9,548	0.0
745,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 6.238%, (TSFR3M + 2.387%), 02/12/2067	706,176	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
304,000	Horace Mann Educators Corp., 4.700%, 10/01/2030	$302,009	0.0
202,000	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	204,573	0.0
645,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	614,135	0.1
315,000 (3)	HSBC Holdings PLC, 2.804%, 05/24/2032	288,303	0.0
267,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	272,043	0.0
351,000 (3)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	366,842	0.1
399,000 (3)	Huntington National Bank, 4.871%, 04/12/2028	402,498	0.1
340,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	311,640	0.0
917,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	909,735	0.1
307,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	268,660	0.0
512,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	487,049	0.1
46,000	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	44,671	0.0
140,000	Invitation Homes Operating Partnership L.P., 5.500%, 08/15/2033	145,364	0.0
270,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	258,041	0.0
91,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	88,773	0.0
88,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	83,513	0.0
245,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	242,820	0.0
488,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	493,128	0.1
306,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	310,370	0.0
1,790,000 (3)	JPMorgan Chase & Co., 4.810%, 10/22/2036	1,778,093	0.2
241,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	247,462	0.0
237,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	243,029	0.0
109,000 (3)	JPMorgan Chase & Co., 5.140%, 01/24/2031	112,683	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
235,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	$239,740	0.0
359,000 (3)	JPMorgan Chase & Co., 5.572%, 04/22/2036	376,790	0.1
68,000 (3)	JPMorgan Chase & Co., 5.576%, 07/23/2036	70,369	0.0
235,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	245,233	0.0
140,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	149,267	0.0
21,000	Kite Realty Group L.P., 4.000%, 10/01/2026	20,972	0.0
528,000 (3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	571,629	0.1
347,000	LPL Holdings, Inc., 5.150%, 06/15/2030	354,054	0.0
276,000	LPL Holdings, Inc., 5.200%, 03/15/2030	282,574	0.0
229,000	LPL Holdings, Inc., 5.700%, 05/20/2027	233,532	0.0
365,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	369,138	0.1
226,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	233,554	0.0
1,903,000 (3)	M&T Bank Corp., 5.400%, 07/30/2035	1,922,200	0.2
152,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	158,902	0.0
421,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.197%, 01/16/2031	434,802	0.1
656,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.615%, 04/24/2036	686,981	0.1
158,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	155,463	0.0
172,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	151,307	0.0
499,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	495,722	0.1
171,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	175,372	0.0
457,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	479,985	0.1
223,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	228,100	0.0
150,000 (3)	Morgan Stanley I, 4.133%, 10/18/2029	149,971	0.0
1,161,000 (3)	Morgan Stanley I, 4.892%, 10/22/2036	1,151,166	0.1
265,000 (3)	Morgan Stanley Private Bank NA, 4.734%, 07/18/2031	268,684	0.0
524,000	National Bank of Canada, 5.600%, 12/18/2028	547,113	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
250,000 (1)	National Securities Clearing Corp., 4.700%, 05/20/2030	$255,758	0.0
205,000 (1)	Nationwide Building Society, 4.351%, 09/30/2030	205,186	0.0
389,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	397,765	0.1
246,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	260,253	0.0
558,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	579,123	0.1
305,000	NNN REIT, Inc., 4.600%, 02/15/2031	307,748	0.0
1,080,000 (3)	Northern Trust Corp., 5.117%, 11/19/2040	1,078,930	0.1
208,000 (1)	Northwestern Mutual Life Insurance Co., 6.170%, 05/29/2055	220,951	0.0
227,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	236,653	0.0
269,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	273,851	0.0
39,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	33,558	0.0
19,000 (3)	PNC Financial Services Group, Inc., 5.373%, 07/21/2036	19,550	0.0
258,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	278,990	0.0
426,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	439,097	0.1
79,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	82,275	0.0
615,000	Raymond James Financial, Inc., 5.650%, 09/11/2055	602,433	0.1
123,000	Realty Income Corp., 3.950%, 08/15/2027	123,092	0.0
717,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	629,254	0.1
79,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	81,859	0.0
223,000 (2)(3)	Royal Bank of Canada, 4.696%, 08/06/2031	225,965	0.0
349,000 (3)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	354,057	0.0
204,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	209,130	0.0
205,000 (3)	Royal Bank of Canada, GMTN, 5.153%, 02/04/2031	211,153	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
105,000	Sabra Health Care L.P., 3.200%, 12/01/2031	$96,227	0.0
248,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	243,842	0.0
617,000 (3)	State Street Corp., 3.031%, 11/01/2034	582,861	0.1
323,000 (3)	State Street Corp., 4.675%, 10/22/2032	329,609	0.0
164,000	State Street Corp., 4.729%, 02/28/2030	168,028	0.0
449,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 07/16/2029	431,555	0.1
397,000	Sumitomo Mitsui Financial Group, Inc., 5.240%, 04/15/2030	412,233	0.1
453,000	Sumitomo Mitsui Financial Group, Inc., 5.424%, 07/09/2031	474,271	0.1
327,000	Sumitomo Mitsui Financial Group, Inc., 5.454%, 01/15/2032	342,383	0.0
265,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	277,045	0.0
450,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	465,965	0.1
198,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	210,754	0.0
118,000 (2)(3)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	127,788	0.0
290,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	289,355	0.0
909,000 (1)(3)	UBS Group AG, 5.379%, 09/06/2045	892,274	0.1
298,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	327,859	0.0
41,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	42,802	0.0
982,000 (3)	Wells Fargo & Co., 5.605%, 04/23/2036	1,029,656	0.1
61,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	67,559	0.0
55,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	54,656	0.0
427,000 (1)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	432,871	0.1
8,000	Weyerhaeuser Co., 4.750%, 05/15/2026	8,018	0.0
505,000 (1)	Wynnton Funding Trust, 5.251%, 08/15/2035	508,416	0.1
846,000 (1)	Wynnton Funding Trust II, 5.991%, 08/15/2055	854,204	0.1
		68,420,164	7.4

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: 1.6%
202,000	3M Co., 5.150%, 03/15/2035	$206,824	0.0
246,000	AGCO Corp., 5.450%, 03/21/2027	249,455	0.0
147,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	152,013	0.0
416,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	426,087	0.1
505,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	519,768	0.1
450,000	Berry Global, Inc., 1.650%, 01/15/2027	438,308	0.1
96,000	Boeing Co., 5.930%, 05/01/2060	94,260	0.0
39,000	Boeing Co., 6.858%, 05/01/2054	43,831	0.0
232,000	Boeing Co., 7.008%, 05/01/2064	264,591	0.0
665,000	Canadian National Railway Co., 4.200%, 03/12/2031	663,938	0.1
378,000	Canadian National Railway Co., 4.750%, 11/12/2035	378,477	0.1
127,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	121,402	0.0
138,000	Carrier Global Corp., 2.722%, 02/15/2030	129,981	0.0
131,000	Carrier Global Corp., 5.900%, 03/15/2034	140,584	0.0
190,000	Caterpillar Financial Services Corp., 4.700%, 11/15/2029	195,013	0.0
349,000	Caterpillar, Inc., 5.200%, 05/15/2035	361,955	0.1
418,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	427,291	0.1
431,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	445,108	0.1
373,000	CRH SMW Finance DAC, 5.200%, 05/21/2029	385,446	0.1
25,000	FedEx Corp., 4.550%, 04/01/2046	21,101	0.0
852,000	Flex Ltd., 5.250%, 01/15/2032	870,581	0.1
184,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	176,949	0.0
295,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	282,899	0.0
103,000	GATX Corp., 4.000%, 06/30/2030	101,651	0.0
71,000	GATX Corp., 6.050%, 06/05/2054	72,293	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
449,000	HEICO Corp., 5.250%, 08/01/2028	$461,688	0.1
337,000	Honeywell International, Inc., 4.750%, 02/01/2032	343,917	0.0
114,000	Honeywell International, Inc., 5.000%, 03/01/2035	116,164	0.0
184,000 (2)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	182,358	0.0
65,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	67,686	0.0
728,000	John Deere Capital Corp., 4.400%, 09/08/2031	735,385	0.1
250,000	John Deere Capital Corp., MTN, 4.850%, 06/11/2029	257,258	0.0
394,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	406,936	0.1
75,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	78,028	0.0
32,000	Norfolk Southern Corp., 5.050%, 08/01/2030	33,188	0.0
80,000	Norfolk Southern Corp., 5.550%, 03/15/2034	84,443	0.0
17,000	Norfolk Southern Corp., 5.950%, 03/15/2064	17,510	0.0
84,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	83,051	0.0
510,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	524,699	0.1
307,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	316,239	0.0
754,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	776,739	0.1
261,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	245,681	0.0
265,000	Ryder System, Inc., 5.000%, 03/15/2030	271,566	0.0
149,000	Ryder System, Inc., 6.600%, 12/01/2033	166,181	0.0
196,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	200,655	0.0
235,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	241,481	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
41,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	$42,485	0.0
299,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	311,686	0.0
60,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	58,749	0.0
572,000	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	590,673	0.1
249,000	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	257,901	0.0
216,000	Sonoco Products Co., 4.600%, 09/01/2029	217,843	0.0
223,000	Union Pacific Corp., 5.100%, 02/20/2035	230,235	0.0
235,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	238,020	0.0
		14,728,251	1.6

	Technology: 1.8%
751,000	Accenture Capital, Inc., 4.250%, 10/04/2031	751,891	0.1
378,000	Adobe, Inc., 4.950%, 01/17/2030	391,775	0.1
416,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	408,509	0.1
414,000	Broadcom, Inc., 2.450%, 02/15/2031	378,863	0.1
564,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	478,537	0.1
245,000	Broadcom, Inc., 4.800%, 10/15/2034	245,558	0.0
332,000	Broadcom, Inc., 4.900%, 07/15/2032	339,127	0.1
664,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	655,656	0.1
194,000	Broadcom, Inc., 5.050%, 04/15/2030	200,221	0.0
188,000	Broadcom, Inc., 5.150%, 11/15/2031	195,136	0.0
93,000	Broadcom, Inc., 5.200%, 04/15/2032	96,584	0.0
292,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	293,562	0.0
181,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	184,585	0.0
296,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	302,020	0.0
304,000	Fiserv, Inc., 5.150%, 03/15/2027	307,319	0.0
111,000 (2)	Fiserv, Inc., 5.150%, 08/12/2034	110,182	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
214,000 (1)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	$219,972	0.0
488,000 (1)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	510,657	0.1
582,000 (1)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	612,291	0.1
402,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	406,194	0.1
334,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	309,677	0.0
156,000	HP, Inc., 2.650%, 06/17/2031	140,884	0.0
332,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	338,164	0.1
43,000	Intel Corp., 2.800%, 08/12/2041	30,144	0.0
5,000 (2)	Intel Corp., 5.200%, 02/10/2033	5,096	0.0
21,000	Intel Corp., 5.600%, 02/21/2054	19,401	0.0
257,000	Intel Corp., 5.700%, 02/10/2053	239,516	0.0
587,000	International Business Machines Corp., 4.800%, 02/10/2030	600,675	0.1
279,000	International Business Machines Corp., 5.000%, 02/10/2032	286,978	0.0
279,000	International Business Machines Corp., 5.200%, 02/10/2035	286,397	0.0
217,000	International Business Machines Corp., 5.700%, 02/10/2055	214,004	0.0
235,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	225,514	0.0
210,000	Marvell Technology, Inc., 5.750%, 02/15/2029	219,059	0.0
277,000	Micron Technology, Inc., 5.800%, 01/15/2035	292,062	0.0
840,000	Micron Technology, Inc., 6.050%, 11/01/2035	896,688	0.1
393,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	375,688	0.1
315,000	MSCI, Inc., 5.150%, 03/15/2036	312,865	0.0
186,000	NetApp, Inc., 5.500%, 03/17/2032	193,578	0.0
45,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	45,108	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
233,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	$237,145	0.0
692,000	Oracle Corp., 2.300%, 03/25/2028	660,028	0.1
61,000	Oracle Corp., 2.800%, 04/01/2027	59,816	0.0
123,000	Oracle Corp., 3.250%, 11/15/2027	120,415	0.0
214,000	Oracle Corp., 3.800%, 11/15/2037	172,914	0.0
26,000	Oracle Corp., 3.850%, 07/15/2036	21,760	0.0
77,000	Oracle Corp., 3.850%, 04/01/2060	47,098	0.0
25,000	Oracle Corp., 3.900%, 05/15/2035	21,560	0.0
225,000	Oracle Corp., 5.200%, 09/26/2035	215,649	0.0
459,000	Oracle Corp., 5.375%, 09/27/2054	371,508	0.1
193,000	Oracle Corp., 5.500%, 09/27/2064	154,190	0.0
260,000	Oracle Corp., 5.875%, 09/26/2045	234,943	0.0
582,000	Oracle Corp., 5.950%, 09/26/2055	516,035	0.1
356,000	Oracle Corp., 6.000%, 08/03/2055	314,227	0.1
325,000	Oracle Corp., 6.100%, 09/26/2065	286,843	0.0
147,000	Oracle Corp., 6.125%, 08/03/2065	130,382	0.0
190,000	Qualcomm, Inc., 4.750%, 05/20/2032	194,157	0.0
184,000	Synopsys, Inc., 5.000%, 04/01/2032	188,166	0.0
216,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	223,716	0.0
184,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	170,286	0.0
		16,460,975	1.8

	Utilities: 2.1%
434,000	AEP Texas, Inc., 5.450%, 05/15/2029	449,465	0.1
123,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	125,683	0.0
211,000 (1)	AES Corp., 3.950%, 07/15/2030	206,243	0.0
291,000	AES Corp., 5.450%, 06/01/2028	297,848	0.1
309,000	AES Corp., 5.800%, 03/15/2032	317,068	0.1
90,000	Alabama Power Co., 5.850%, 11/15/2033	96,755	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
14,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	$13,018	0.0
214,000	Ameren Corp., 1.750%, 03/15/2028	203,634	0.0
177,000	Ameren Corp., 5.000%, 01/15/2029	181,012	0.0
119,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	107,308	0.0
227,000	Avangrid, Inc., 3.800%, 06/01/2029	224,139	0.0
139,000	Black Hills Corp., 3.050%, 10/15/2029	132,865	0.0
1,085,000	Black Hills Corp., 4.550%, 01/31/2031	1,085,718	0.1
92,000	Black Hills Corp., 6.000%, 01/15/2035	98,231	0.0
175,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	184,980	0.0
185,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	191,666	0.0
128,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	118,135	0.0
258,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	253,965	0.0
27,000	Commonwealth Edison Co., 5.900%, 03/15/2036	29,056	0.0
67,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	69,160	0.0
268,000	DTE Energy Co., 5.200%, 04/01/2030	276,646	0.0
97,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	89,405	0.0
24,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	26,641	0.0
174,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	157,494	0.0
72,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	77,777	0.0
115,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	104,560	0.0
156,000	Entergy Corp., 2.400%, 06/15/2031	140,344	0.0
99,000	Entergy Corp., 2.800%, 06/15/2030	92,854	0.0
160,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	162,942	0.0
328,000	Essential Utilities, Inc., 2.704%, 04/15/2030	308,201	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
91,000	Essential Utilities, Inc., 5.375%, 01/15/2034	$94,199	0.0
146,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	148,910	0.0
64,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	68,751	0.0
184,000	Eversource Energy, 2.550%, 03/15/2031	166,642	0.0
67,000	Eversource Energy, 5.125%, 05/15/2033	67,699	0.0
112,000	Eversource Energy, 5.500%, 01/01/2034	115,183	0.0
266,000	Eversource Energy, 5.950%, 02/01/2029	278,179	0.0
60,000	Exelon Corp., 4.950%, 06/15/2035	59,835	0.0
391,000	Exelon Corp., 5.150%, 03/15/2028	399,637	0.1
182,000	Exelon Corp., 5.150%, 03/15/2029	187,194	0.0
327,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	325,891	0.1
147,000	Florida Power & Light Co., 4.625%, 05/15/2030	150,099	0.0
166,000	Florida Power & Light Co., 5.300%, 06/15/2034	173,973	0.0
21,000	Florida Power & Light Co., 5.400%, 09/01/2035	21,829	0.0
13,000	Florida Power & Light Co., 5.650%, 02/01/2037	13,907	0.0
19,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	20,734	0.0
55,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	53,823	0.0
39,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	35,098	0.0
64,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	67,264	0.0
235,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	242,843	0.0
275,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	289,442	0.1
64,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	67,057	0.0
306,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	304,332	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
169,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	$178,731	0.0
45,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	43,457	0.0
228,000	National Grid PLC, 5.418%, 01/11/2034	236,174	0.0
357,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	333,760	0.1
103,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	93,136	0.0
28,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	27,227	0.0
47,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	46,048	0.0
238,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	242,718	0.0
121,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	120,911	0.0
23,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	24,682	0.0
161,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.650%, 06/15/2031	140,445	0.0
20,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	19,862	0.0
361,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	353,523	0.1
371,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	364,359	0.1
222,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	231,352	0.0
216,000 (3)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	223,107	0.0
268,000 (3)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	282,500	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
249,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	$225,507	0.0
41,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	39,872	0.0
322,000	NiSource, Inc., 5.850%, 04/01/2055	321,240	0.1
559,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	573,856	0.1
110,000	NSTAR Electric Co., 1.950%, 08/15/2031	97,136	0.0
72,000	NSTAR Electric Co., 5.400%, 06/01/2034	74,742	0.0
109,000	OGE Energy Corp., 5.450%, 05/15/2029	113,044	0.0
144,000	ONE Gas, Inc., 5.100%, 04/01/2029	148,260	0.0
74,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	58,984	0.0
65,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	53,977	0.0
37,000	PacifiCorp, 4.100%, 02/01/2042	29,343	0.0
248,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	253,799	0.0
349,000 (1)	PSEG Power LLC, 5.750%, 05/15/2035	362,475	0.1
112,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	115,425	0.0
187,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	167,529	0.0
209,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	213,811	0.0
382,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	392,770	0.1
80,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	82,449	0.0
372,000 (3)	Sempra, 6.400%, 10/01/2054	378,579	0.1
1,785,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	1,549,131	0.2
503,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	497,757	0.1
64,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	65,785	0.0
806,000	Southwestern Public Service Co., 5.300%, 05/15/2035	824,481	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
45,000	Southwestern Public Service Co., 6.000%, 06/01/2054	$46,175	0.0
252,000	Tucson Electric Power Co., 5.200%, 09/15/2034	258,041	0.0
120,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	114,019	0.0
116,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	119,864	0.0
267,000	Xcel Energy, Inc., 5.600%, 04/15/2035	276,737	0.0
		19,592,114	2.1

	Total Corporate Bonds/Notes (Cost $198,694,194)	201,879,245	21.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.2%
571,955 (3)	Alternative Loan Trust 2005-53T2 2A6, 4.346%, (TSFR1M + 0.614%), 11/25/2035	292,181	0.0
804,402	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	541,173	0.1
164,840 (3)(4)	Alternative Loan Trust 2005-J3 2A2, 1.154%, (-1.000*TSFR1M + 4.886%), 05/25/2035	9,525	0.0
1,016,971	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	479,929	0.1
1,410,266 (3)	Alternative Loan Trust 2007-23CB A3, 4.346%, (TSFR1M + 0.614%), 09/25/2037	481,323	0.1
61,134	Banc of America Funding Trust 2007-8 4A1, 6.000%, 08/25/2037	49,533	0.0
211,987 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 5.084%, 01/25/2036	201,720	0.0
107,624 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.406%, 05/25/2035	103,321	0.0
660,339 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.397%, 11/25/2036	363,140	0.0
769,933 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.474%, 11/25/2036	386,721	0.1
582 (3)	Bear Stearns ARM Trust 2005-12 13A1, 4.594%, 02/25/2036	516	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
49,940 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 5.000%, 01/26/2036	$35,279	0.0
1,148,385 (1)(3)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	1,153,257	0.1
24,914 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 4.380%, 12/25/2035	23,629	0.0
4,072 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 5.087%, 02/20/2035	4,062	0.0
9,059 (3)	CHL Mortgage Pass-Through Trust 2005-2 2A3, 4.526%, (TSFR1M + 0.794%), 03/25/2035	8,704	0.0
361,500	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	337,417	0.0
10,911 (3)	Citigroup Mortgage Loan Trust 2005-3 2A2A, 5.395%, 08/25/2035	10,405	0.0
486,210	Citigroup Mortgage Loan Trust 2005-8 3A1, 5.500%, 09/25/2035	496,779	0.1
484,076 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.457%, 09/25/2037	455,505	0.1
235,111 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	232,049	0.0
142,214	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	129,287	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 7.639%, (SOFR30A + 3.764%), 02/25/2040	824,856	0.1
3,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.024%, (SOFR30A + 3.150%), 12/25/2041	3,669,387	0.4
68,267 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 5.015%, 07/19/2044	64,972	0.0
210,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R01 1B1, 7.239%, (SOFR30A + 3.364%), 01/25/2040	213,983	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 6.974%, (SOFR30A + 3.100%), 10/25/2041	$1,524,664	0.2
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R03 1B1, 6.624%, (SOFR30A + 2.750%), 12/25/2041	1,522,951	0.2
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R08 1B1, 9.474%, (SOFR30A + 5.600%), 07/25/2042	1,066,027	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.224%, (SOFR30A + 5.350%), 05/25/2043	2,165,050	0.2
700,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 7.124%, (SOFR30A + 3.250%), 09/25/2043	723,961	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 5.924%, (SOFR30A + 2.050%), 09/25/2044	2,012,266	0.2
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 5.824%, (SOFR30A + 1.950%), 02/25/2045	503,311	0.1
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R03 2M2, 6.124%, (SOFR30A + 2.250%), 03/25/2045	1,016,462	0.1
1,817,153 (4)	Fannie Mae Interest Strip 409 C29, 5.000%, 04/25/2042	349,872	0.0
152,976 (4)	Fannie Mae Interest Strip 418 10, 4.000%, 08/25/2043	25,084	0.0
154,262 (4)	Fannie Mae Interest Strip 418 15, 3.500%, 08/25/2043	22,487	0.0
1,345,358 (4)	Fannie Mae Interest Strip 421 C11, 6.500%, 05/25/2039	210,496	0.0
47,027	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	47,955	0.0
1,177 (3)	Fannie Mae REMIC Trust 2002-21 FC, 4.889%, (SOFR30A + 1.014%), 04/25/2032	1,181	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
285,118 (4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	$42,414	0.0
8,226 (3)	Fannie Mae REMIC Trust 2004-11 A, 4.306%, (SOFR30A + 0.234%), 03/25/2034	8,213	0.0
139,751	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	144,445	0.0
1,199,974 (3)(4)	Fannie Mae REMIC Trust 2005-66 SY, 2.711%, (-1.000*SOFR30A + 6.586%), 07/25/2035	100,356	0.0
95,365 (3)	Fannie Mae REMIC Trust 2005-74 DK, 8.045%, (-1.000*SOFR30A + 23.542%), 07/25/2035	104,054	0.0
1,376,477 (3)(4)	Fannie Mae REMIC Trust 2005-92 SC, 2.691%, (-1.000*SOFR30A + 6.566%), 10/25/2035	110,812	0.0
72,431	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	75,700	0.0
283,609 (3)	Fannie Mae REMIC Trust 2006-104 ES, 13.507%, (-1.000*SOFR30A + 32.878%), 11/25/2036	374,196	0.0
1,091,234 (3)(4)	Fannie Mae REMIC Trust 2006-12 SD, 2.761%, (-1.000*SOFR30A + 6.636%), 10/25/2035	70,263	0.0
1,536,848 (3)(4)	Fannie Mae REMIC Trust 2006-120 QD, 0.711%, (-1.000*SOFR30A + 4.586%), 10/25/2036	32,667	0.0
832,678 (3)(4)	Fannie Mae REMIC Trust 2006-123 UI, 2.751%, (-1.000*SOFR30A + 6.626%), 01/25/2037	75,804	0.0
788,482 (3)(4)	Fannie Mae REMIC Trust 2006-59 XS, 3.211%, (-1.000*SOFR30A + 7.086%), 07/25/2036	66,248	0.0
10,898 (3)(4)	Fannie Mae REMIC Trust 2006-72 HS, 2.711%, (-1.000*SOFR30A + 6.586%), 08/25/2026	82	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,067,385 (3)(4)	Fannie Mae REMIC Trust 2007-53 SX, 2.111%, (-1.000*SOFR30A + 5.986%), 06/25/2037	$87,755	0.0
214,172 (3)	Fannie Mae REMIC Trust 2007-73 A1, 4.109%, (SOFR30A + 0.174%), 07/25/2037	210,323	0.0
122,162 (3)	Fannie Mae REMIC Trust 2008-20 SP, 5.528%, (-1.000*SOFR30A + 15.214%), 03/25/2038	129,518	0.0
698,911	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	705,992	0.1
2,564,897 (3)(4)	Fannie Mae REMIC Trust 2010-102 SB, 2.611%, (-1.000*SOFR30A + 6.486%), 09/25/2040	259,964	0.0
2,969,048 (4)	Fannie Mae REMIC Trust 2010-112 PI, 6.000%, 10/25/2040	549,442	0.1
775,348 (3)(4)	Fannie Mae REMIC Trust 2010-116 SE, 2.611%, (-1.000*SOFR30A + 6.486%), 10/25/2040	68,783	0.0
1,985,190 (3)(4)	Fannie Mae REMIC Trust 2010-123 SL, 2.081%, (-1.000*SOFR30A + 5.956%), 11/25/2040	134,792	0.0
6,642,339 (3)(4)	Fannie Mae REMIC Trust 2010-139 SA, 2.041%, (-1.000*SOFR30A + 5.916%), 12/25/2040	563,022	0.1
1,345,577 (3)(4)	Fannie Mae REMIC Trust 2010-55 AS, 2.431%, (-1.000*SOFR30A + 6.306%), 06/25/2040	122,251	0.0
2,423,895	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	2,500,243	0.3
123,877	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	125,560	0.0
382,327	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	391,839	0.1
35,779	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	34,155	0.0
1,000,000	Fannie Mae REMIC Trust 2011-128 KB, 4.500%, 12/25/2041	995,490	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
653,006 (3)(4)	Fannie Mae REMIC Trust 2011-149 ES, 2.011%, (-1.000*SOFR30A + 5.886%), 07/25/2041	$21,402	0.0
441,406 (4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	44,232	0.0
249,924 (3)(4)	Fannie Mae REMIC Trust 2012-10 US, 2.461%, (-1.000*SOFR30A + 6.336%), 02/25/2042	29,302	0.0
10,040	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	10,013	0.0
526,834	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	488,936	0.1
3,267,401 (3)(4)	Fannie Mae REMIC Trust 2012-113 SG, 2.111%, (-1.000*SOFR30A + 5.986%), 10/25/2042	347,605	0.0
2,309,232 (3)(4)	Fannie Mae REMIC Trust 2012-122 SB, 2.161%, (-1.000*SOFR30A + 6.036%), 11/25/2042	258,075	0.0
508,441 (4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	23,897	0.0
985,454 (3)	Fannie Mae REMIC Trust 2012-131 BS, 0.433%, (-1.000*SOFR30A + 5.263%), 12/25/2042	635,289	0.1
7,367,417 (3)(4)	Fannie Mae REMIC Trust 2012-134 SF, 2.161%, (-1.000*SOFR30A + 6.036%), 12/25/2042	773,344	0.1
3,670,869 (3)(4)	Fannie Mae REMIC Trust 2012-137 SN, 2.111%, (-1.000*SOFR30A + 5.986%), 12/25/2042	371,098	0.0
5,913,177 (3)(4)	Fannie Mae REMIC Trust 2012-19 S, 1.961%, (-1.000*SOFR30A + 5.836%), 03/25/2042	566,718	0.1
2,483,377 (3)(4)	Fannie Mae REMIC Trust 2012-30 TS, 2.461%, (-1.000*SOFR30A + 6.336%), 04/25/2042	280,841	0.0
467,162 (4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	59,465	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,630,798 (3)(4)	Fannie Mae REMIC Trust 2013-60 DS, 2.211%, (-1.000*SOFR30A + 6.086%), 06/25/2033	$176,578	0.0
3,296,635 (3)(4)	Fannie Mae REMIC Trust 2013-9 DS, 2.161%, (-1.000*SOFR30A + 6.036%), 02/25/2043	348,210	0.0
5,034,337 (3)(4)	Fannie Mae REMIC Trust 2013-9 SA, 2.161%, (-1.000*SOFR30A + 6.036%), 03/25/2042	250,788	0.0
7,577,932 (4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	1,381,351	0.2
8,658,876 (4)	Fannie Mae REMIC Trust 2016-2 IO, 5.500%, 02/25/2046	1,144,735	0.1
2,839,131 (3)(4)	Fannie Mae REMIC Trust 2016-54 SD, 2.011%, (-1.000*SOFR30A + 5.886%), 08/25/2046	318,902	0.0
4,333,487 (3)(4)	Fannie Mae REMIC Trust 2016-62 SC, 2.011%, (-1.000*SOFR30A + 5.886%), 09/25/2046	491,576	0.1
9,189,992 (3)(4)	Fannie Mae REMIC Trust 2016-82 SD, 2.061%, (-1.000*SOFR30A + 5.936%), 11/25/2046	762,875	0.1
3,215,978 (3)(4)	Fannie Mae REMIC Trust 2016-93 SL, 2.661%, (-1.000*SOFR30A + 6.536%), 12/25/2046	229,832	0.0
5,566,058 (4)	Fannie Mae REMIC Trust 2017-23 IO, 6.000%, 04/25/2047	1,106,867	0.1
822,373	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	747,365	0.1
2,851,501	Fannie Mae REMIC Trust 2018-11 BX, 4.000%, 12/25/2047	2,752,018	0.3
153,540	Fannie Mae REMIC Trust 2018-27 EA, 3.000%, 05/25/2048	139,039	0.0
2,219,722 (3)(4)	Fannie Mae REMIC Trust 2018-43 SE, 2.261%, (-1.000*SOFR30A + 6.136%), 09/25/2038	183,496	0.0
395,345	Fannie Mae REMIC Trust 2018-64 ET, 3.000%, 09/25/2048	358,882	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,087,077 (3)(4)	Fannie Mae REMIC Trust 2019-18 SA, 2.061%, (-1.000*SOFR30A + 5.936%), 05/25/2049	$355,102	0.0
3,646,717 (3)(4)	Fannie Mae REMIC Trust 2019-25 PS, 2.061%, (-1.000*SOFR30A + 5.936%), 06/25/2049	413,705	0.1
10,642,597 (3)(4)	Fannie Mae REMIC Trust 2019-33 PS, 2.061%, (-1.000*SOFR30A + 5.936%), 07/25/2049	1,180,470	0.1
8,984,339 (4)	Fannie Mae REMIC Trust 2020-71 TI, 3.000%, 10/25/2050	1,469,835	0.2
7,605,427 (3)(4)	Fannie Mae REMIC Trust 2020-94 SC, 1.961%, (-1.000*SOFR30A + 5.836%), 07/25/2050	876,152	0.1
12,636,627 (4)	Fannie Mae REMIC Trust 2021-13 BI, 3.000%, 02/25/2050	2,212,720	0.2
12,889,934 (4)	Fannie Mae REMIC Trust 2021-17 KI, 4.500%, 04/25/2051	2,940,751	0.3
6,683,380 (4)	Fannie Mae REMIC Trust 2021-72 QI, 4.500%, 02/25/2043	1,289,745	0.1
13,646,604 (4)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	2,866,056	0.3
3,951,255	Fannie Mae REMIC Trust 2024-22 MZ, 5.500%, 05/25/2054	4,018,782	0.4
95,723 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 4.636%, 03/25/2035	53,514	0.0
47,129 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 5.194%, 02/25/2036	45,603	0.0
15,415 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 5.998%, 08/25/2035	10,204	0.0
1,554,838 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.925%, 03/25/2048	1,443,388	0.2
30,608	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	30,941	0.0
42,139	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	42,881	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
22,353 (3)	Freddie Mac REMIC Trust 2411 FJ, 4.448%, (SOFR30A + 0.464%), 12/15/2029	$22,303	0.0
19,148	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	19,495	0.0
30,904	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	32,168	0.0
78,354 (4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	10,817	0.0
1,558,436 (3)(4)	Freddie Mac REMIC Trust 2815 GS, 1.902%, (-1.000*SOFR30A + 5.886%), 03/15/2034	101,910	0.0
335,600	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	345,130	0.0
266,495	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	274,020	0.0
1,789,488 (3)(4)	Freddie Mac REMIC Trust 3045 DI, 2.632%, (-1.000*SOFR30A + 6.616%), 10/15/2035	144,175	0.0
106,511 (3)	Freddie Mac REMIC Trust 3065 DC, 7.565%, (-1.000*SOFR30A + 19.517%), 03/15/2035	115,272	0.0
113,242 (3)(4)	Freddie Mac REMIC Trust 3102 IS, 9.539%, (-1.000*SOFR30A + 24.147%), 01/15/2036	27,492	0.0
771,938 (3)(4)	Freddie Mac REMIC Trust 3170 SA, 2.502%, (-1.000*SOFR30A + 6.486%), 09/15/2033	55,816	0.0
194,597 (3)(4)	Freddie Mac REMIC Trust 3171 PS, 2.387%, (-1.000*SOFR30A + 6.371%), 06/15/2036	14,024	0.0
3,037,701 (3)(4)	Freddie Mac REMIC Trust 3284 CI, 2.022%, (-1.000*SOFR30A + 6.006%), 03/15/2037	251,399	0.0
1,333,425 (3)(4)	Freddie Mac REMIC Trust 3311 IC, 2.312%, (-1.000*SOFR30A + 6.296%), 05/15/2037	122,397	0.0
2,874,651 (3)(4)	Freddie Mac REMIC Trust 3510 IC, 1.982%, (-1.000*SOFR30A + 5.966%), 08/15/2037	236,453	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
107,080 (3)(4)	Freddie Mac REMIC Trust 3524 LA, 5.569%, 03/15/2033	$108,771	0.0
15,435 (3)	Freddie Mac REMIC Trust 3556 NT, 7.198%, (SOFR30A + 3.214%), 03/15/2038	16,044	0.0
1,766,862 (3)(4)	Freddie Mac REMIC Trust 3575 ST, 2.502%, (-1.000*SOFR30A + 6.486%), 04/15/2039	188,062	0.0
2,496,123 (3)(4)	Freddie Mac REMIC Trust 3589 SB, 2.102%, (-1.000*SOFR30A + 6.086%), 10/15/2039	226,617	0.0
181,737 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	18,387	0.0
4,601,893 (3)(4)	Freddie Mac REMIC Trust 3702 SB, 0.402%, (-1.000*SOFR30A + 4.386%), 08/15/2040	156,703	0.0
499,484	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	488,390	0.1
1,501,249 (3)(4)	Freddie Mac REMIC Trust 3856 KS, 2.452%, (-1.000*SOFR30A + 6.436%), 05/15/2041	153,795	0.0
723,678	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	723,667	0.1
121,342 (3)(4)	Freddie Mac REMIC Trust 3925 SD, 1.952%, (-1.000*SOFR30A + 5.936%), 07/15/2040	2,040	0.0
221,771 (3)(4)	Freddie Mac REMIC Trust 3925 SL, 1.952%, (-1.000*SOFR30A + 5.936%), 01/15/2041	1,884	0.0
4,631,509 (3)(4)	Freddie Mac REMIC Trust 3951 SN, 2.452%, (-1.000*SOFR30A + 6.436%), 11/15/2041	510,889	0.1
242,853	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	245,977	0.0
2,631,815 (3)(4)	Freddie Mac REMIC Trust 4059 SP, 2.452%, (-1.000*SOFR30A + 6.436%), 06/15/2042	309,311	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,571,695 (3)(4)	Freddie Mac REMIC Trust 4102 MS, 2.502%, (-1.000*SOFR30A + 6.486%), 09/15/2042	$335,401	0.0
6,005,317 (3)(4)	Freddie Mac REMIC Trust 4139 CS, 2.052%, (-1.000*SOFR30A + 6.036%), 12/15/2042	654,922	0.1
3,455,170 (4)	Freddie Mac REMIC Trust 4150 IO, 3.500%, 01/15/2043	537,723	0.1
332,749 (4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	50,550	0.0
2,908,037 (3)(4)	Freddie Mac REMIC Trust 4313 SD, 2.052%, (-1.000*SOFR30A + 6.036%), 03/15/2044	242,743	0.0
4,740,540 (3)(4)	Freddie Mac REMIC Trust 4313 SE, 2.052%, (-1.000*SOFR30A + 6.036%), 03/15/2044	442,324	0.1
426,246 (4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	50,360	0.0
598,306 (3)(4)	Freddie Mac REMIC Trust 4346 ST, 2.102%, (-1.000*SOFR30A + 6.086%), 07/15/2039	11,787	0.0
1,547,474 (3)(4)	Freddie Mac REMIC Trust 4386 LS, 2.002%, (-1.000*SOFR30A + 5.986%), 09/15/2044	154,966	0.0
3,211,176 (4)	Freddie Mac REMIC Trust 4456 IO, 4.500%, 10/15/2044	658,973	0.1
1,371,674 (4)	Freddie Mac REMIC Trust 4465 MI, 5.000%, 03/15/2041	203,650	0.0
5,051,623 (3)(4)	Freddie Mac REMIC Trust 4675 KS, 1.902%, (-1.000*SOFR30A + 5.886%), 04/15/2047	532,426	0.1
3,061,034 (4)	Freddie Mac REMIC Trust 4717 IB, 4.000%, 09/15/2047	608,284	0.1
1,901,549	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	1,546,118	0.2
1,680,611	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	1,497,594	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
592,425	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	$571,689	0.1
4,145,353 (3)(4)	Freddie Mac REMIC Trust 4845 S, 2.602%, (-1.000*SOFR30A + 6.586%), 12/15/2048	407,595	0.1
4,116,761 (3)(4)	Freddie Mac REMIC Trust 4892 ES, 2.161%, (-1.000*SOFR30A + 6.036%), 07/25/2045	462,209	0.1
10,934,123 (3)(4)	Freddie Mac REMIC Trust 4901 BS, 2.111%, (-1.000*SOFR30A + 5.986%), 07/25/2049	946,720	0.1
3,891,742 (4)	Freddie Mac REMIC Trust 4988 IJ, 4.500%, 12/15/2047	687,657	0.1
9,448,285 (3)(4)	Freddie Mac REMIC Trust 4995 SB, 2.111%, (-1.000*SOFR30A + 5.986%), 07/25/2050	1,089,556	0.1
3,300,107 (4)	Freddie Mac REMIC Trust 5015 EI, 4.500%, 09/25/2050	739,653	0.1
12,371,799 (4)	Freddie Mac REMIC Trust 5118 LI, 3.000%, 06/25/2041	1,295,627	0.1
10,474,950 (4)	Freddie Mac REMIC Trust 5124 IQ, 3.500%, 07/25/2051	1,920,088	0.2
6,635,025	Freddie Mac REMIC Trust 5387 ZQ, 5.500%, 03/25/2054	6,715,173	0.7
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA7 B1, 7.524%, (SOFR30A + 3.650%), 11/25/2041	1,023,126	0.1
1,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 9.224%, (SOFR30A + 5.350%), 08/25/2042	1,493,204	0.2
2,873,804 (4)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	422,322	0.1
6,410,065 (3)(4)	Freddie Mac Strips 268 S5, 1.902%, (-1.000*SOFR30A + 5.886%), 08/15/2042	660,814	0.1
3,912,585 (3)(4)	Freddie Mac Strips 311 S1, 1.852%, (-1.000*SOFR30A + 5.836%), 08/15/2043	405,858	0.1
230,169 (3)(4)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	41,834	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,502,441 (3)(4)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	$879,957	0.1
5,493,519 (3)(4)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	842,939	0.1
2,069,675 (3)(4)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	334,972	0.0
3,297,508 (4)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	134,290	0.0
2,461,399 (4)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	141,718	0.0
2,898,035 (4)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	190,410	0.0
2,360,693 (4)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	123,035	0.0
3,615,729 (4)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	177,632	0.0
2,925,389 (4)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	142,119	0.0
3,541,242 (4)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	209,237	0.0
1,489,215	Freddie Mac Structured Pass-Through Certificates T-54 2A, 6.500%, 02/25/2043	1,496,970	0.2
1,070,911 (3)	Freddie Mac Structured Pass-Through Certificates T-62 1A1, 5.229%, (12MTA + 1.200%), 10/25/2044	988,656	0.1
185,045 (3)(4)	Ginnie Mae 2005-7 AH, 2.921%, (-1.000*TSFR1M + 6.656%), 02/16/2035	13,922	0.0
3,989,629 (3)(4)	Ginnie Mae 2007-35 KY, 2.601%, (-1.000*TSFR1M + 6.336%), 06/16/2037	383,575	0.0
131,028 (3)	Ginnie Mae 2007-8 SP, 9.570%, (-1.000*TSFR1M + 21.677%), 03/20/2037	155,916	0.0
742,394 (3)(4)	Ginnie Mae 2008-35 SN, 2.552%, (-1.000*TSFR1M + 6.286%), 04/20/2038	56,453	0.0
337,931 (3)(4)	Ginnie Mae 2008-40 PS, 2.651%, (-1.000*TSFR1M + 6.386%), 05/16/2038	20,730	0.0
3,384,753 (3)(4)	Ginnie Mae 2009-106 SU, 2.352%, (-1.000*TSFR1M + 6.086%), 05/20/2037	300,360	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,159,104 (3)(4)	Ginnie Mae 2009-25 KS, 2.352%, (-1.000*TSFR1M + 6.086%), 04/20/2039	$105,794	0.0
581,908	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	593,666	0.1
637,479	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	645,196	0.1
2,440,160	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	2,522,435	0.3
317,392 (4)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	11,996	0.0
486,264 (3)(4)	Ginnie Mae 2010-116 NS, 2.801%, (-1.000*TSFR1M + 6.536%), 09/16/2040	36,959	0.0
1,992,532 (3)(4)	Ginnie Mae 2010-116 SK, 2.772%, (-1.000*TSFR1M + 6.506%), 08/20/2040	168,214	0.0
79,661 (3)(4)	Ginnie Mae 2010-149 HS, 2.251%, (-1.000*TSFR1M + 5.986%), 05/16/2040	153	0.0
323,070 (3)(4)	Ginnie Mae 2010-4 SP, 2.651%, (-1.000*TSFR1M + 6.386%), 01/16/2039	5,759	0.0
40,415 (4)	Ginnie Mae 2010-6 IA, 5.000%, 11/20/2039	375	0.0
784,091 (3)(4)	Ginnie Mae 2010-68 MS, 2.002%, (-1.000*TSFR1M + 5.736%), 06/20/2040	72,858	0.0
1,800,548 (4)	Ginnie Mae 2010-9 JI, 5.000%, 01/20/2040	360,786	0.0
1,822,916 (3)(4)	Ginnie Mae 2011-80 KS, 2.822%, (-1.000*TSFR1M + 6.556%), 06/20/2041	198,765	0.0
18,842 (4)	Ginnie Mae 2012-40 NI, 4.500%, 05/20/2040	583	0.0
3,214,191 (4)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	428,288	0.1
3,478,149 (4)	Ginnie Mae 2013-184 JI, 5.500%, 12/16/2043	692,728	0.1
233,195	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	218,786	0.0
268,340	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	246,990	0.0
120,956	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	109,314	0.0
94,936	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	85,680	0.0
2,608,925	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	2,526,498	0.3
3,051,077 (3)(4)	Ginnie Mae 2014-3 SU, 2.202%, (-1.000*TSFR1M + 5.936%), 07/20/2039	266,138	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,940,569 (3)(4)	Ginnie Mae 2014-55 MS, 2.351%, (-1.000*TSFR1M + 6.086%), 04/16/2044	$372,642	0.0
2,659,721 (3)(4)	Ginnie Mae 2014-56 SP, 2.351%, (-1.000*TSFR1M + 6.086%), 12/16/2039	186,278	0.0
3,244,391 (3)(4)	Ginnie Mae 2014-58 CS, 1.751%, (-1.000*TSFR1M + 5.486%), 04/16/2044	190,596	0.0
4,104,178 (4)	Ginnie Mae 2014-79 BI, 6.000%, 05/16/2044	665,800	0.1
1,748,963 (3)(4)	Ginnie Mae 2014-99 S, 1.752%, (-1.000*TSFR1M + 5.486%), 06/20/2044	163,564	0.0
4,323,578 (4)	Ginnie Mae 2015-167 BI, 4.500%, 04/16/2045	798,908	0.1
887,103	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	831,776	0.1
1,026,467	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	949,793	0.1
7,735,102 (3)(4)	Ginnie Mae 2019-22 SA, 1.752%, (-1.000*TSFR1M + 5.486%), 02/20/2045	680,571	0.1
27,316,862 (3)(4)	Ginnie Mae 2020-167 SC, 2.452%, (-1.000*TSFR1M + 6.186%), 11/20/2050	3,933,960	0.4
4,045,059 (3)(4)	Ginnie Mae 2020-7 SE, 2.202%, (-1.000*TSFR1M + 5.936%), 06/20/2049	463,326	0.1
20,878,878 (4)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	3,493,419	0.4
9,678,215 (4)	Ginnie Mae 2021-41 MI, 2.000%, 03/20/2051	1,143,027	0.1
702,227 (4)	Ginnie Mae 2021-78 MI, 4.500%, 05/20/2051	124,358	0.0
9,636,756 (4)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,427,818	0.2
14,144,026 (3)(4)	Ginnie Mae 2022-45 SP, 1.882%, (-1.000*SOFR30A + 5.800%), 05/20/2050	1,287,850	0.1
2,231,944	Ginnie Mae 2024-20 KZ, 6.000%, 02/20/2054	2,280,324	0.3
123,524 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	116,713	0.0
663,060 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	675,923	0.1
918	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	949	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
26,417 (3)	HarborView Mortgage Loan Trust 2005-2 2A1A, 4.286%, (TSFR1M + 0.554%), 05/19/2035	$25,779	0.0
43,055 (3)	HomeBanc Mortgage Trust 2004-1 2A, 4.706%, (TSFR1M + 0.974%), 08/25/2029	42,349	0.0
2,514 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 5.555%, 02/25/2035	2,452	0.0
20,132 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 6.033%, 07/25/2035	20,101	0.0
1,566,109 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.575%, 06/25/2048	1,433,512	0.2
1,636,385 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.494%, 03/25/2051	1,453,011	0.2
6,371,293 (3)(4)	Lehman Mortgage Trust 2006-9 2A5, 2.774%, (-1.000*TSFR1M + 6.506%), 01/25/2037	1,055,136	0.1
18,707 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 5.840%, 05/25/2033	18,252	0.0
6,556 (3)	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 4.346%, (TSFR1M + 0.614%), 11/25/2035	6,329	0.0
8,596 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	8,581	0.0
1,000,000 (1)(3)	PMT Loan Trust 2025-INV12 A29, 5.500%, 12/25/2056	1,004,617	0.1
791,261,361 (1)(4)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	4,581,285	0.5
221,028	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	198,158	0.0
494	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	501	0.0
1,191,357	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	1,176,920	0.1
543,626	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	477,690	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
718,946	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	$626,933	0.1
575,418	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	498,506	0.1
576,054	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	504,190	0.1
726,389	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	637,869	0.1
151,028	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	132,443	0.0
12,453 (3)	Sequoia Mortgage Trust 2003-4 2A1, 4.548%, (TSFR1M + 0.814%), 07/20/2033	12,514	0.0
3,515 (3)	Sequoia Mortgage Trust 2005-4 2A1, 6.610%, 04/20/2035	3,554	0.0
423,698 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.756%, 05/25/2045	374,357	0.0
67,415 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	63,156	0.0
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	625,842	0.1
322,727 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 5.119%, 04/25/2035	298,058	0.0
20,210 (3)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-17 3A1, 4.473%, 08/25/2035	17,490	0.0
30,806 (3)	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 4.346%, (TSFR1M + 0.614%), 07/19/2035	30,781	0.0
80,736 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 4.663%, 10/25/2046	77,573	0.0
6,404 (3)	WaMu Mortgage Pass-Through Certificates 2002-AR9 1A, 5.429%, (12MTA + 1.400%), 08/25/2042	6,278	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,693 (3)	WaMu Mortgage Pass-Through Certificates 2005-AR1 A1A, 4.486%, (TSFR1M + 0.754%), 01/25/2045	$12,448	0.0
24,845,830 (3)(4)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	29,222	0.0
324,767 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.492%, 10/25/2036	302,834	0.0
297,054 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 3.665%, 10/25/2036	270,302	0.0
504,925 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR16 2A1, 4.127%, 12/25/2036	447,762	0.1
161,964 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR7 3A, 5.077%, (12MTA + 1.048%), 07/25/2046	150,369	0.0
507,236 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 4.826%, (TSFR1M + 1.094%), 10/25/2045	491,485	0.1
1,050,654 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR10 A1, 4.046%, (TSFR1M + 0.314%), 12/25/2036	530,586	0.1
109,233	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	94,908	0.0
563,376 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.276%, (TSFR1M + 0.544%), 06/25/2037	497,412	0.1
28,068 (3)	Wells Fargo Mortgage Backed Securities Trust 2005-AR7 1A1, 6.060%, 05/25/2035	28,943	0.0
94,449 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.064%, 04/25/2036	93,588	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
416,358 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.757%, 08/20/2045	$388,214	0.1
	Total Collateralized Mortgage Obligations (Cost $169,566,266)	149,162,474	16.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.0%
	Federal Home Loan Mortgage Corporation: 2.7%(5)
79,003	2.500%, 05/01/2030	76,808	0.0
213,448	2.500%, 05/01/2030	207,357	0.0
353,193	2.500%, 06/01/2030	343,347	0.0
1,572,642	3.000%, 03/01/2045	1,443,274	0.2
1,632,813	3.000%, 03/01/2045	1,503,561	0.2
1,553,079	3.000%, 04/01/2045	1,428,213	0.2
1,565,355	3.000%, 04/01/2045	1,439,503	0.2
2,866,360	3.000%, 10/01/2046	2,607,496	0.3
617,855	3.500%, 08/01/2042	589,863	0.1
1,701,039	3.500%, 03/01/2045	1,617,237	0.2
217,471	3.500%, 04/01/2045	206,150	0.0
746,010	3.500%, 05/01/2045	707,406	0.1
325,593	3.500%, 06/01/2045	308,240	0.0
408,877	3.500%, 07/01/2045	388,685	0.0
425,701	3.500%, 07/01/2045	405,366	0.0
118,991	3.500%, 08/01/2045	112,686	0.0
354,138	3.500%, 08/01/2045	337,006	0.0
405,751	3.500%, 08/01/2045	385,550	0.0
425,977	3.500%, 08/01/2045	403,400	0.0
495,761	3.500%, 08/01/2045	470,382	0.1
490,692	3.500%, 09/01/2045	464,834	0.1
650,994	3.500%, 09/01/2045	619,329	0.1
763,926	3.500%, 11/01/2045	719,419	0.1
415,653	4.000%, 10/01/2041	405,440	0.1
428,331	4.000%, 12/01/2041	417,884	0.1
111,208	4.000%, 07/01/2045	107,847	0.0
68,251	4.000%, 09/01/2045	65,932	0.0
584,081	4.000%, 09/01/2045	560,621	0.1
869,853	4.000%, 09/01/2045	843,570	0.1
1,142,314	4.000%, 09/01/2045	1,107,088	0.1
475,136	4.000%, 05/01/2047	462,294	0.1
153,677	4.000%, 11/01/2047	148,443	0.0
144,796	4.000%, 03/01/2048	140,241	0.0
619,241	4.000%, 06/01/2048	603,932	0.1
2,531	4.500%, 06/01/2039	2,557	0.0
8,041	4.500%, 09/01/2040	8,108	0.0
29,478	4.500%, 03/01/2041	29,699	0.0
141,780	4.500%, 08/01/2041	142,492	0.0
229,596	4.500%, 08/01/2041	231,436	0.0
89,450	4.500%, 09/01/2041	90,047	0.0
103,720	4.500%, 09/01/2041	104,487	0.0
176,733	4.500%, 09/01/2041	178,095	0.0
633,118	4.500%, 09/01/2041	636,174	0.1
4,252	5.000%, 05/01/2028	4,281	0.0
38,753	5.000%, 05/01/2035	39,819	0.0
118,825	5.000%, 01/01/2041	122,401	0.0
72,769	5.000%, 04/01/2041	73,891	0.0
3,869	5.500%, 03/01/2034	3,980	0.0
623	5.500%, 05/01/2036	632	0.0
28,584	5.500%, 06/01/2036	29,886	0.0
3,220	5.500%, 12/01/2036	3,372	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
16,721	5.500%, 03/01/2037	$17,265	0.0
4,381	5.500%, 04/01/2037	4,586	0.0
27,533	5.500%, 05/01/2037	28,835	0.0
46,842	5.500%, 07/01/2037	49,058	0.0
6,003	5.500%, 09/01/2037	6,234	0.0
5,317	5.500%, 10/01/2037	5,564	0.0
15,807	5.500%, 11/01/2037	16,555	0.0
15,189	5.500%, 12/01/2037	15,856	0.0
51,902	5.500%, 12/01/2037	54,342	0.0
3,218	5.500%, 01/01/2038	3,349	0.0
3,242	5.500%, 01/01/2038	3,395	0.0
33,463	5.500%, 02/01/2038	35,045	0.0
46,423	5.500%, 02/01/2038	48,492	0.0
35,029	5.500%, 03/01/2038	36,538	0.0
39,771	5.500%, 04/01/2038	41,592	0.0
3,586	5.500%, 05/01/2038	3,744	0.0
40,884	5.500%, 05/01/2038	42,454	0.0
23,095	5.500%, 06/01/2038	24,058	0.0
89,659	5.500%, 06/01/2038	93,572	0.0
81,340	5.500%, 07/01/2038	85,113	0.0
3,076	5.500%, 08/01/2038	3,202	0.0
15,980	5.500%, 08/01/2038	16,683	0.0
18,608	5.500%, 09/01/2038	19,420	0.0
16,205	5.500%, 10/01/2038	16,927	0.0
18,969	5.500%, 10/01/2038	19,797	0.0
1,848	5.500%, 11/01/2038	1,929	0.0
49,365	5.500%, 11/01/2038	51,565	0.0
3,157	5.500%, 12/01/2038	3,286	0.0
6,247	5.500%, 12/01/2038	6,542	0.0
14,010	5.500%, 01/01/2039	14,634	0.0
33,510	5.500%, 03/01/2039	34,973	0.0
12,362	5.500%, 07/01/2039	12,901	0.0
8,099	5.500%, 12/01/2039	8,455	0.0
53,143	5.500%, 03/01/2040	55,494	0.0
18,201	5.500%, 08/01/2040	18,945	0.0
32,226	5.500%, 08/01/2040	33,386	0.0
35,345	5.500%, 08/01/2040	36,910	0.0
39,344	6.000%, 09/01/2027	40,410	0.0
1,925	6.000%, 02/01/2029	1,979	0.0
2,801	6.000%, 05/01/2035	2,887	0.0
138,371	6.000%, 03/01/2037	146,589	0.0
1,300	6.000%, 05/01/2037	1,377	0.0
17,698	6.000%, 07/01/2037	18,748	0.0
3,110	6.000%, 08/01/2037	3,260	0.0
19,879	6.000%, 08/01/2037	21,054	0.0
97,153	6.000%, 09/01/2037	102,923	0.0
237	6.000%, 10/01/2037	250	0.0
4,072	6.000%, 11/01/2037	4,312	0.0
1,548	6.000%, 12/01/2037	1,614	0.0
4,184	6.000%, 12/01/2037	4,431	0.0
93,073	6.000%, 01/01/2038	98,604	0.0
635	6.000%, 04/01/2038	673	0.0
4,412	6.000%, 06/01/2038	4,626	0.0
129	6.000%, 07/01/2038	135	0.0
8,756	6.000%, 08/01/2038	9,146	0.0
25,682	6.000%, 11/01/2038	27,130	0.0
9,947	6.000%, 05/01/2039	10,447	0.0
4,686	6.000%, 08/01/2039	4,918	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
1,471	6.000%, 09/01/2039	$1,534	0.0
2,668 (3)	6.034%, (H15T1Y + 2.250%), 11/01/2031	2,723	0.0
21,294 (3)	6.090%, (RFUCCT1Y + 1.345%), 09/01/2035	21,943	0.0
272,574	6.500%, 09/01/2034	283,264	0.0
1,253 (3)	6.500%, (H15T1Y + 2.250%), 04/01/2032	1,281	0.0
148,934 (3)	6.505%, (RFUCCT1Y + 1.739%), 06/01/2035	154,834	0.0
8,255 (3)	6.516%, (H15T1Y + 2.436%), 01/01/2029	8,310	0.0
		25,299,859	2.7
	Federal National Mortgage Association: 0.1%(5)
496 (3)	4.434%, (ECOFC + 1.257%), 05/01/2036	491	0.0
4,147 (3)	4.855%, (ECOFC + 1.934%), 12/01/2036	4,201	0.0
14,967 (3)	5.277%, (12MTA + 1.200%), 08/01/2042	14,985	0.0
23,981 (3)	5.277%, (12MTA + 1.200%), 08/01/2042	24,123	0.0
7,812 (3)	5.277%, (12MTA + 1.200%), 10/01/2044	7,858	0.0
12,485 (3)	5.277%, (12MTA + 1.200%), 10/01/2044	12,502	0.0
8,040 (3)	5.810%, (RFUCCT1M + 1.561%), 02/01/2033	8,066	0.0
197,722 (3)	5.820%, (H15T1Y + 1.805%), 08/01/2035	201,935	0.1
7,822 (3)	5.998%, (RFUCCT6M + 1.373%), 09/01/2035	7,936	0.0
605 (3)	6.159%, (H15T1Y + 2.215%), 09/01/2031	613	0.0
99,347 (3)	6.159%, (RFUCCT1Y + 1.659%), 10/01/2035	102,227	0.0
8,670 (3)	6.233%, (RFUCCT1Y + 1.484%), 08/01/2035	8,886	0.0
49,722 (3)	6.300%, (H15T1Y + 2.175%), 10/01/2035	51,284	0.0
11,415 (3)	6.393%, (RFUCCT1Y + 1.659%), 02/01/2034	11,633	0.0
5,170 (3)	6.460%, (H15T1Y + 2.210%), 04/01/2032	5,283	0.0
41,838 (3)	6.471%, (RFUCCT1Y + 1.552%), 04/01/2035	42,760	0.0
57,594 (3)	6.560%, (RFUCCT1Y + 1.810%), 09/01/2034	59,510	0.0
15,391 (3)	6.675%, (RFUCCT1Y + 1.675%), 02/01/2035	15,781	0.0
		580,074	0.1
	Government National Mortgage Association: 3.2%
3,315,203	2.500%, 08/20/2051	2,863,212	0.3
2,700,428	2.500%, 09/20/2051	2,332,246	0.3
2,840,370	2.500%, 12/20/2051	2,453,093	0.3
4,512,211	2.500%, 03/20/2052	3,896,984	0.4
3,839,413	2.500%, 04/20/2052	3,315,918	0.4
806,843	3.000%, 03/20/2052	720,818	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
1,495,111	3.500%, 07/20/2046	$1,353,082	0.1
218,450	3.500%, 07/20/2047	203,024	0.0
2,011,040	3.500%, 01/20/2048	1,854,793	0.2
273,144	4.000%, 11/20/2040	267,196	0.0
511,718	4.000%, 03/20/2046	492,468	0.1
435,384	4.500%, 08/20/2041	438,522	0.0
199,774	4.500%, 01/20/2047	199,108	0.0
2,672	5.000%, 11/15/2035	2,722	0.0
3,540	5.000%, 11/15/2035	3,639	0.0
10,308	5.000%, 11/15/2035	10,498	0.0
11,741	5.000%, 06/15/2037	11,967	0.0
24,392	5.000%, 03/15/2038	24,817	0.0
40,802	5.000%, 03/15/2038	41,995	0.0
2,080	5.000%, 06/15/2038	2,120	0.0
676	5.000%, 09/15/2038	692	0.0
6,859	5.000%, 11/15/2038	6,991	0.0
22,400	5.000%, 11/15/2038	23,055	0.0
6,347	5.000%, 12/15/2038	6,527	0.0
30,501	5.000%, 12/15/2038	31,355	0.0
28,676	5.000%, 01/15/2039	29,515	0.0
33,940	5.000%, 01/15/2039	34,630	0.0
13,894	5.000%, 02/15/2039	14,176	0.0
31,533	5.000%, 02/15/2039	32,455	0.0
46,830	5.000%, 02/15/2039	48,124	0.0
1,304	5.000%, 03/15/2039	1,342	0.0
33,212	5.000%, 03/15/2039	33,887	0.0
40,087	5.000%, 03/15/2039	41,260	0.0
59,652	5.000%, 03/15/2039	61,397	0.0
36,170	5.000%, 04/15/2039	37,220	0.0
147	5.000%, 05/15/2039	150	0.0
23,944	5.000%, 05/15/2039	24,645	0.0
53,426	5.000%, 05/15/2039	54,989	0.0
27,969	5.000%, 07/15/2039	28,781	0.0
24,837	5.000%, 09/15/2039	25,453	0.0
6,435	5.000%, 11/15/2039	6,544	0.0
938	5.000%, 04/15/2040	963	0.0
5,672	5.000%, 06/15/2040	5,833	0.0
12,242	5.000%, 09/15/2040	12,587	0.0
23,989	5.000%, 10/15/2040	24,691	0.0
41,667	5.000%, 05/15/2042	42,502	0.0
131,634	5.000%, 02/20/2043	135,512	0.0
8,666,000 (6)	5.500%, 01/20/2056	8,751,383	1.0
		30,004,881	3.2

	Uniform Mortgage-Backed Securities: 10.0%
3,263,428	2.000%, 10/01/2050	2,666,576	0.3
795,416	2.000%, 11/01/2051	657,417	0.1
2,203,288	2.000%, 11/01/2051	1,818,401	0.2
4,155,024	2.000%, 12/01/2051	3,374,772	0.4
5,260,363	2.000%, 12/01/2051	4,313,587	0.5
1,504,621	2.000%, 02/01/2052	1,236,339	0.2
2,730,838	2.000%, 02/01/2052	2,244,764	0.3
410,327	2.500%, 05/01/2030	399,272	0.1
369,735	2.500%, 07/01/2030	360,245	0.1
1,556,336	2.500%, 11/01/2051	1,327,197	0.2
2,949,233	2.500%, 12/01/2051	2,543,473	0.3
3,714,496	2.500%, 12/01/2051	3,208,734	0.4
1,973,329	2.500%, 02/01/2052	1,701,020	0.2
3,180,252	2.500%, 02/01/2052	2,735,236	0.3
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,317,541	2.500%, 02/01/2052	$2,851,462	0.3
3,884,891	2.500%, 02/01/2052	3,345,756	0.4
470,722	3.000%, 09/01/2030	462,950	0.1
570,217	3.000%, 08/01/2043	527,616	0.1
1,026,063	3.000%, 09/01/2043	948,967	0.1
225,711	3.000%, 09/01/2046	205,084	0.0
1,845,991	3.000%, 02/01/2052	1,654,468	0.2
325,890	3.500%, 12/01/2041	313,592	0.1
56,398	3.500%, 08/01/2042	54,153	0.0
242,980	3.500%, 08/01/2042	230,530	0.0
224,337	3.500%, 10/01/2042	214,089	0.0
394,871	3.500%, 10/01/2042	376,874	0.1
179,927	3.500%, 03/01/2043	171,875	0.0
1,382,404	3.500%, 01/01/2046	1,309,790	0.2
2,154,250	3.500%, 02/01/2046	2,039,826	0.2
1,824,035	3.500%, 08/01/2046	1,726,388	0.2
1,662,177	3.500%, 09/01/2047	1,564,198	0.2
1,682,428	3.500%, 02/01/2052	1,565,395	0.2
723	4.000%, 05/01/2029	721	0.0
8,155	4.000%, 11/01/2030	8,142	0.0
4,540	4.000%, 02/01/2031	4,530	0.0
3,034	4.000%, 10/01/2031	3,025	0.0
148,833	4.000%, 07/01/2042	145,593	0.0
299,194	4.000%, 07/01/2042	292,776	0.1
1,183,760	4.000%, 07/01/2042	1,158,364	0.1
110,787	4.000%, 08/01/2042	109,622	0.0
1,085,555	4.000%, 08/01/2043	1,061,364	0.1
1,650,840	4.000%, 09/01/2043	1,614,395	0.2
58,042	4.000%, 10/01/2043	56,653	0.0
128,061	4.000%, 10/01/2043	124,916	0.0
310,078	4.000%, 06/01/2045	300,225	0.1
648,282	4.000%, 07/01/2045	630,069	0.1
1,250,788	4.000%, 07/01/2045	1,213,429	0.1
448,959	4.000%, 06/01/2047	435,969	0.1
36,493	4.000%, 03/01/2048	35,233	0.0
230,260	4.000%, 03/01/2048	222,728	0.0
1,811,088	4.000%, 09/01/2048	1,749,263	0.2
1,234	4.500%, 07/01/2026	1,235	0.0
89,640	4.500%, 04/01/2029	90,179	0.0
1,430	4.500%, 06/01/2029	1,436	0.0
17,113	4.500%, 06/01/2029	17,170	0.0
18,050	4.500%, 07/01/2029	18,129	0.0
452	4.500%, 10/01/2029	454	0.0
3,127	4.500%, 06/01/2030	3,138	0.0
112,301	4.500%, 10/01/2030	113,184	0.0
21,881	4.500%, 02/01/2031	21,968	0.0
17,165	4.500%, 05/01/2031	17,300	0.0
15,573	4.500%, 10/01/2033	15,588	0.0
5,672	4.500%, 01/01/2034	5,658	0.0
1,020	4.500%, 07/01/2034	1,014	0.0
2,339	4.500%, 09/01/2035	2,338	0.0
12,902	4.500%, 09/01/2035	13,007	0.0
15,915	4.500%, 11/01/2035	16,061	0.0
100,483	4.500%, 02/01/2036	100,292	0.0
31,127	4.500%, 01/01/2037	31,413	0.0
16,159	4.500%, 09/01/2037	16,153	0.0
1,017	4.500%, 02/01/2038	1,030	0.0
9,661	4.500%, 01/01/2039	9,740	0.0
15,208	4.500%, 02/01/2039	15,347	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
7,360	4.500%, 04/01/2039	$7,428	0.0
18,680	4.500%, 04/01/2039	18,851	0.0
36,995	4.500%, 04/01/2039	36,979	0.0
164	4.500%, 05/01/2039	166	0.0
2,165	4.500%, 05/01/2039	2,185	0.0
6,876	4.500%, 05/01/2039	6,939	0.0
36,720	4.500%, 05/01/2039	37,029	0.0
41,231	4.500%, 05/01/2039	41,610	0.0
44,738	4.500%, 05/01/2039	45,149	0.0
445,798	4.500%, 05/01/2039	449,897	0.1
3,821	4.500%, 06/01/2039	3,853	0.0
55,462	4.500%, 06/01/2039	55,972	0.0
7,816	4.500%, 07/01/2039	7,888	0.0
12,585	4.500%, 07/01/2039	12,701	0.0
25,278	4.500%, 07/01/2039	25,510	0.0
25,943	4.500%, 08/01/2039	26,181	0.0
31,199	4.500%, 08/01/2039	31,261	0.0
52,196	4.500%, 08/01/2039	52,676	0.0
100,527	4.500%, 08/01/2039	101,451	0.0
98,758	4.500%, 09/01/2039	99,033	0.0
80,756	4.500%, 10/01/2039	81,499	0.0
5,145	4.500%, 11/01/2039	5,191	0.0
48,126	4.500%, 11/01/2039	48,546	0.0
2,632	4.500%, 12/01/2039	2,654	0.0
5,819	4.500%, 12/01/2039	5,860	0.0
2,917	4.500%, 01/01/2040	2,939	0.0
184,755	4.500%, 01/01/2040	185,994	0.0
43,188	4.500%, 02/01/2040	43,558	0.0
86,040	4.500%, 02/01/2040	86,778	0.0
26,925	4.500%, 04/01/2040	27,165	0.0
253,324	4.500%, 04/01/2040	255,458	0.0
29,561	4.500%, 05/01/2040	29,801	0.0
106,367	4.500%, 05/01/2040	107,241	0.0
1,760	4.500%, 06/01/2040	1,773	0.0
18,062	4.500%, 06/01/2040	18,208	0.0
30,714	4.500%, 06/01/2040	30,968	0.0
55,808	4.500%, 06/01/2040	56,270	0.0
144,183	4.500%, 06/01/2040	145,375	0.0
8,213	4.500%, 07/01/2040	8,268	0.0
35,819	4.500%, 07/01/2040	36,105	0.0
63,772	4.500%, 07/01/2040	64,310	0.0
1,073	4.500%, 08/01/2040	1,082	0.0
2,690	4.500%, 08/01/2040	2,708	0.0
15,034	4.500%, 08/01/2040	15,123	0.0
16,737	4.500%, 08/01/2040	16,843	0.0
32,470	4.500%, 08/01/2040	32,719	0.0
34,958	4.500%, 08/01/2040	35,215	0.0
36,825	4.500%, 08/01/2040	36,688	0.0
5,387	4.500%, 09/01/2040	5,423	0.0
9,210	4.500%, 09/01/2040	9,276	0.0
11,116	4.500%, 09/01/2040	11,084	0.0
13,826	4.500%, 09/01/2040	13,917	0.0
14,559	4.500%, 09/01/2040	14,663	0.0
66,634	4.500%, 09/01/2040	67,014	0.0
106,944	4.500%, 09/01/2040	107,795	0.0
13,465	4.500%, 10/01/2040	13,555	0.0
15,473	4.500%, 10/01/2040	15,587	0.0
43,643	4.500%, 10/01/2040	43,272	0.0
60,490	4.500%, 10/01/2040	60,922	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
94,114	4.500%, 10/01/2040	$94,888	0.0
22,880	4.500%, 11/01/2040	23,052	0.0
26,922	4.500%, 11/01/2040	27,115	0.0
107,094	4.500%, 11/01/2040	106,452	0.0
196,301	4.500%, 11/01/2040	197,623	0.0
545,356	4.500%, 11/01/2040	549,867	0.1
1,384	4.500%, 12/01/2040	1,397	0.0
8,878	4.500%, 12/01/2040	8,893	0.0
12,838	4.500%, 12/01/2040	12,929	0.0
12,862	4.500%, 12/01/2040	12,966	0.0
18,373	4.500%, 12/01/2040	18,525	0.0
25,328	4.500%, 12/01/2040	25,509	0.0
49,256	4.500%, 12/01/2040	49,547	0.0
61,220	4.500%, 12/01/2040	61,626	0.0
114,272	4.500%, 12/01/2040	115,147	0.0
10,295	4.500%, 01/01/2041	10,363	0.0
23,607	4.500%, 01/01/2041	23,778	0.0
73,013	4.500%, 01/01/2041	73,316	0.0
132,739	4.500%, 01/01/2041	133,551	0.0
226,049	4.500%, 01/01/2041	227,594	0.0
11,458	4.500%, 02/01/2041	11,540	0.0
29,128	4.500%, 02/01/2041	29,351	0.0
40,378	4.500%, 02/01/2041	40,658	0.0
41,822	4.500%, 02/01/2041	42,116	0.0
47,438	4.500%, 02/01/2041	47,200	0.0
2,203	4.500%, 03/01/2041	2,219	0.0
10,020	4.500%, 03/01/2041	9,848	0.0
11,146	4.500%, 03/01/2041	11,226	0.0
12,802	4.500%, 03/01/2041	12,892	0.0
21,631	4.500%, 03/01/2041	21,809	0.0
22,455	4.500%, 03/01/2041	22,337	0.0
28,841	4.500%, 03/01/2041	29,050	0.0
46,586	4.500%, 03/01/2041	46,943	0.0
99,532	4.500%, 03/01/2041	99,283	0.0
3,049	4.500%, 04/01/2041	3,067	0.0
13,415	4.500%, 04/01/2041	13,415	0.0
21,041	4.500%, 04/01/2041	21,196	0.0
64,503	4.500%, 04/01/2041	64,251	0.0
117,052	4.500%, 04/01/2041	117,840	0.0
208,001	4.500%, 04/01/2041	209,423	0.0
1,915	4.500%, 05/01/2041	1,928	0.0
2,487	4.500%, 05/01/2041	2,507	0.0
9,046	4.500%, 05/01/2041	9,104	0.0
9,986	4.500%, 05/01/2041	9,892	0.0
14,314	4.500%, 05/01/2041	14,410	0.0
116,939	4.500%, 05/01/2041	117,462	0.0
125,390	4.500%, 05/01/2041	126,041	0.0
142,613	4.500%, 05/01/2041	143,333	0.0
226,794	4.500%, 05/01/2041	228,205	0.0
7,688	4.500%, 06/01/2041	7,740	0.0
42,476	4.500%, 06/01/2041	42,639	0.0
154,212	4.500%, 06/01/2041	155,029	0.0
1,140	4.500%, 07/01/2041	1,137	0.0
2,146	4.500%, 07/01/2041	2,160	0.0
6,362	4.500%, 07/01/2041	6,402	0.0
13,265	4.500%, 07/01/2041	13,366	0.0
28,763	4.500%, 07/01/2041	28,808	0.0
53,259	4.500%, 07/01/2041	53,527	0.0
103,490	4.500%, 07/01/2041	104,134	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
9,678	4.500%, 08/01/2041	$9,743	0.0
18,863	4.500%, 08/01/2041	18,755	0.0
31,385	4.500%, 08/01/2041	31,155	0.0
52,973	4.500%, 08/01/2041	53,302	0.0
68,742	4.500%, 08/01/2041	69,219	0.0
93,161	4.500%, 08/01/2041	93,129	0.0
113,088	4.500%, 08/01/2041	112,326	0.0
139,438	4.500%, 08/01/2041	140,002	0.0
2,765	4.500%, 09/01/2041	2,782	0.0
7,287	4.500%, 09/01/2041	7,335	0.0
38,572	4.500%, 09/01/2041	38,744	0.0
313,946	4.500%, 09/01/2041	315,673	0.1
11,383	4.500%, 10/01/2041	11,472	0.0
19,868	4.500%, 10/01/2041	19,977	0.0
38,700	4.500%, 10/01/2041	38,532	0.0
74,068	4.500%, 10/01/2041	74,479	0.0
88,327	4.500%, 10/01/2041	88,869	0.0
157,041	4.500%, 10/01/2041	158,219	0.0
344,078	4.500%, 10/01/2041	345,546	0.1
753,631	4.500%, 10/01/2041	756,536	0.1
1,973	4.500%, 11/01/2041	1,986	0.0
151,372	4.500%, 11/01/2041	152,376	0.0
153,652	4.500%, 12/01/2041	152,425	0.0
343,524	4.500%, 12/01/2041	345,413	0.1
6,313	4.500%, 01/01/2042	6,367	0.0
8,066	4.500%, 01/01/2042	8,021	0.0
15,007	4.500%, 01/01/2042	15,071	0.0
29,752	4.500%, 03/01/2042	29,837	0.0
24,227	4.500%, 04/01/2042	24,071	0.0
9,660	4.500%, 06/01/2042	9,699	0.0
3,517	4.500%, 08/01/2042	3,543	0.0
3,672	4.500%, 09/01/2042	3,651	0.0
5,868	4.500%, 01/01/2043	5,824	0.0
3,171	4.500%, 12/01/2043	3,181	0.0
38,633	4.500%, 04/01/2047	38,594	0.0
19,007	4.500%, 05/01/2047	18,906	0.0
43,908	4.500%, 06/01/2047	43,652	0.0
63,435	4.500%, 06/01/2047	63,067	0.0
58,628	4.500%, 07/01/2047	58,606	0.0
203,339	4.500%, 07/01/2047	202,259	0.0
15,133	4.500%, 08/01/2047	15,050	0.0
5,775,672	4.500%, 12/01/2054	5,643,031	0.6
357	5.000%, 04/01/2026	356	0.0
405	5.000%, 05/01/2026	404	0.0
1,565	5.000%, 08/01/2027	1,567	0.0
2,380	5.000%, 04/01/2028	2,396	0.0
3,752,123	5.000%, 05/01/2042	3,860,430	0.4
516,282	5.000%, 09/01/2052	517,359	0.1
133	5.500%, 07/01/2026	135	0.0
574	5.500%, 12/01/2027	582	0.0
4,417	5.500%, 04/01/2028	4,479	0.0
1,152	5.500%, 08/01/2028	1,169	0.0
1,714	5.500%, 01/01/2029	1,739	0.0
18,978	5.500%, 10/01/2029	19,312	0.0
17,398	5.500%, 04/01/2033	17,707	0.0
9,085	5.500%, 10/01/2033	9,217	0.0
349	5.500%, 11/01/2033	354	0.0
1,627	5.500%, 11/01/2033	1,650	0.0
2,254	5.500%, 11/01/2033	2,294	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,000	5.500%, 11/01/2033	$3,043	0.0
449	5.500%, 12/01/2033	456	0.0
7,921	5.500%, 12/01/2033	8,037	0.0
20,022	5.500%, 12/01/2033	20,371	0.0
43,737	5.500%, 12/01/2033	44,377	0.0
121,035	5.500%, 12/01/2033	122,893	0.0
112	5.500%, 01/01/2034	114	0.0
2,506	5.500%, 01/01/2034	2,596	0.0
6,656	5.500%, 01/01/2034	6,766	0.0
10,759	5.500%, 01/01/2034	10,915	0.0
48,851	5.500%, 01/01/2034	49,670	0.0
2,019	5.500%, 06/01/2034	2,103	0.0
3,396	5.500%, 11/01/2034	3,509	0.0
18,360	5.500%, 11/01/2034	18,919	0.0
378	5.500%, 12/01/2034	395	0.0
5,471	5.500%, 01/01/2035	5,629	0.0
11,371	5.500%, 01/01/2035	11,846	0.0
16,989	5.500%, 01/01/2035	17,415	0.0
4,944	5.500%, 02/01/2035	5,128	0.0
2,886	5.500%, 07/01/2035	2,998	0.0
290,905	5.500%, 08/01/2035	303,935	0.1
1,343	5.500%, 10/01/2035	1,424	0.0
241	5.500%, 11/01/2035	249	0.0
21,890	5.500%, 11/01/2035	22,829	0.0
304	5.500%, 12/01/2035	318	0.0
315	5.500%, 12/01/2035	324	0.0
5,784	5.500%, 12/01/2035	6,050	0.0
36,628	5.500%, 12/01/2035	38,201	0.0
3,210	5.500%, 01/01/2036	3,348	0.0
31,029	5.500%, 01/01/2036	32,458	0.0
336	5.500%, 02/01/2036	344	0.0
4,671	5.500%, 04/01/2036	4,886	0.0
240	5.500%, 08/01/2036	251	0.0
18,218	5.500%, 09/01/2036	18,778	0.0
28,395	5.500%, 09/01/2036	29,644	0.0
483	5.500%, 12/01/2036	505	0.0
786	5.500%, 12/01/2036	821	0.0
54,401	5.500%, 12/01/2036	56,910	0.0
54,924	5.500%, 12/01/2036	57,455	0.0
4,914	5.500%, 01/01/2037	5,140	0.0
24,550	5.500%, 01/01/2037	25,681	0.0
43,955	5.500%, 02/01/2037	45,982	0.0
107,665	5.500%, 03/01/2037	111,801	0.0
5,288	5.500%, 04/01/2037	5,531	0.0
374	5.500%, 05/01/2037	391	0.0
1,095	5.500%, 05/01/2037	1,134	0.0
5,695	5.500%, 05/01/2037	5,958	0.0
8,774	5.500%, 05/01/2037	9,151	0.0
8,703	5.500%, 06/01/2037	9,094	0.0
25,520	5.500%, 06/01/2037	26,617	0.0
12,589	5.500%, 07/01/2037	13,014	0.0
6,091	5.500%, 08/01/2037	6,368	0.0
16,376	5.500%, 08/01/2037	17,130	0.0
20,179	5.500%, 08/01/2037	21,104	0.0
46,031	5.500%, 09/01/2037	48,153	0.0
215	5.500%, 11/01/2037	224	0.0
162,249	5.500%, 01/01/2038	169,633	0.0
326	5.500%, 02/01/2038	340	0.0
504	5.500%, 02/01/2038	526	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,213	5.500%, 03/01/2038	$3,329	0.0
155,240	5.500%, 03/01/2038	161,974	0.0
211	5.500%, 04/01/2038	219	0.0
7,283	5.500%, 04/01/2038	7,539	0.0
24,720	5.500%, 04/01/2038	25,770	0.0
1,242	5.500%, 05/01/2038	1,297	0.0
3,878	5.500%, 05/01/2038	4,050	0.0
45,244	5.500%, 05/01/2038	46,813	0.0
10,103	5.500%, 06/01/2038	10,532	0.0
35,513	5.500%, 06/01/2038	37,151	0.0
168	5.500%, 07/01/2038	175	0.0
18,009	5.500%, 07/01/2038	18,790	0.0
20,852	5.500%, 07/01/2038	21,814	0.0
22,182	5.500%, 07/01/2038	23,124	0.0
4,355	5.500%, 08/01/2038	4,555	0.0
9,979	5.500%, 08/01/2038	10,403	0.0
31,393	5.500%, 08/01/2038	32,726	0.0
23,235	5.500%, 11/01/2038	24,349	0.0
78,783	5.500%, 11/01/2038	82,249	0.0
99	5.500%, 12/01/2038	103	0.0
15,003	5.500%, 12/01/2038	15,695	0.0
22,678	5.500%, 01/01/2039	23,723	0.0
42,512	5.500%, 01/01/2039	44,472	0.0
143,643	5.500%, 01/01/2039	150,225	0.0
8,939	5.500%, 03/01/2039	9,338	0.0
73,784	5.500%, 06/01/2039	77,164	0.0
131,010	5.500%, 06/01/2039	137,051	0.0
7,462	5.500%, 07/01/2041	7,779	0.0
139,381	5.500%, 09/01/2041	145,363	0.0
5,086,395	5.500%, 02/01/2054	5,165,711	0.6
18,954	6.000%, 11/01/2028	19,450	0.0
140	6.000%, 04/01/2031	144	0.0
147	6.000%, 01/01/2032	153	0.0
202	6.000%, 11/01/2032	207	0.0
366	6.000%, 11/01/2032	376	0.0
16,969	6.000%, 01/01/2033	17,596	0.0
1,469	6.000%, 09/01/2033	1,508	0.0
268	6.000%, 01/01/2034	275	0.0
7,686	6.000%, 06/01/2035	7,889	0.0
2,240	6.000%, 07/01/2035	2,331	0.0
3,755	6.000%, 07/01/2035	3,888	0.0
4,469	6.000%, 07/01/2035	4,671	0.0
5,050	6.000%, 07/01/2035	5,332	0.0
292	6.000%, 10/01/2035	303	0.0
366	6.000%, 10/01/2035	376	0.0
20,802	6.000%, 11/01/2035	21,656	0.0
1,810	6.000%, 12/01/2035	1,881	0.0
19,187	6.000%, 12/01/2035	20,294	0.0
2,934	6.000%, 01/01/2036	3,012	0.0
11,719	6.000%, 02/01/2036	12,400	0.0
22,450	6.000%, 02/01/2036	23,755	0.0
4,945	6.000%, 03/01/2036	5,165	0.0
14,212	6.000%, 03/01/2036	15,038	0.0
9,156	6.000%, 04/01/2036	9,661	0.0
19,611	6.000%, 04/01/2036	20,692	0.0
4,206	6.000%, 05/01/2036	4,318	0.0
273	6.000%, 06/01/2036	287	0.0
1,507	6.000%, 06/01/2036	1,567	0.0
993	6.000%, 07/01/2036	1,036	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,152	6.000%, 07/01/2036	$1,194	0.0
7,805	6.000%, 07/01/2036	8,159	0.0
27,393	6.000%, 07/01/2036	28,985	0.0
1,136	6.000%, 08/01/2036	1,185	0.0
1,504	6.000%, 08/01/2036	1,592	0.0
8,945	6.000%, 08/01/2036	9,465	0.0
10,015	6.000%, 08/01/2036	10,511	0.0
60,773	6.000%, 08/01/2036	63,314	0.0
65	6.000%, 09/01/2036	67	0.0
5,318	6.000%, 09/01/2036	5,541	0.0
5,555	6.000%, 09/01/2036	5,877	0.0
8,921	6.000%, 09/01/2036	9,247	0.0
10,334	6.000%, 09/01/2036	10,817	0.0
24,348	6.000%, 09/01/2036	25,761	0.0
46,478	6.000%, 09/01/2036	48,301	0.0
1,905	6.000%, 10/01/2036	1,983	0.0
4,240	6.000%, 10/01/2036	4,388	0.0
7,678	6.000%, 10/01/2036	8,125	0.0
15,839	6.000%, 10/01/2036	16,785	0.0
17,095	6.000%, 10/01/2036	18,037	0.0
19,781	6.000%, 10/01/2036	20,871	0.0
5,868	6.000%, 11/01/2036	6,135	0.0
17,194	6.000%, 11/01/2036	18,194	0.0
1,067	6.000%, 12/01/2036	1,120	0.0
1,570	6.000%, 12/01/2036	1,612	0.0
1,569	6.000%, 12/01/2036	1,661	0.0
8,862	6.000%, 12/01/2036	9,210	0.0
16,873	6.000%, 12/01/2036	17,854	0.0
172	6.000%, 01/01/2037	179	0.0
295	6.000%, 01/01/2037	312	0.0
4,031	6.000%, 01/01/2037	4,253	0.0
8,894	6.000%, 01/01/2037	9,184	0.0
6,401	6.000%, 02/01/2037	6,718	0.0
6,779	6.000%, 02/01/2037	7,173	0.0
42,178	6.000%, 02/01/2037	44,503	0.0
311	6.000%, 03/01/2037	325	0.0
3,819	6.000%, 03/01/2037	4,042	0.0
4,669	6.000%, 03/01/2037	4,864	0.0
8,007	6.000%, 03/01/2037	8,473	0.0
37,127	6.000%, 03/01/2037	39,035	0.0
550	6.000%, 04/01/2037	574	0.0
623	6.000%, 04/01/2037	648	0.0
806	6.000%, 04/01/2037	853	0.0
1,711	6.000%, 04/01/2037	1,798	0.0
3,538	6.000%, 04/01/2037	3,724	0.0
4,321	6.000%, 04/01/2037	4,513	0.0
7,155	6.000%, 04/01/2037	7,570	0.0
10,757	6.000%, 04/01/2037	11,382	0.0
11,386	6.000%, 04/01/2037	11,903	0.0
17,724	6.000%, 04/01/2037	18,511	0.0
22,981	6.000%, 04/01/2037	23,819	0.0
30,817	6.000%, 04/01/2037	32,563	0.0
50,965	6.000%, 04/01/2037	53,931	0.0
456	6.000%, 05/01/2037	468	0.0
4,063	6.000%, 05/01/2037	4,288	0.0
4,738	6.000%, 05/01/2037	4,918	0.0
6,141	6.000%, 05/01/2037	6,392	0.0
8,029	6.000%, 05/01/2037	8,496	0.0
8,913	6.000%, 05/01/2037	9,284	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
9,117	6.000%, 05/01/2037	$9,437	0.0
11,096	6.000%, 05/01/2037	11,531	0.0
16,798	6.000%, 05/01/2037	17,724	0.0
36,166	6.000%, 05/01/2037	38,270	0.0
2,455	6.000%, 06/01/2037	2,594	0.0
3,113	6.000%, 06/01/2037	3,255	0.0
3,094	6.000%, 06/01/2037	3,274	0.0
4,135	6.000%, 06/01/2037	4,291	0.0
20,303	6.000%, 06/01/2037	21,005	0.0
26,901	6.000%, 06/01/2037	28,384	0.0
1,944	6.000%, 07/01/2037	2,051	0.0
2,944	6.000%, 07/01/2037	3,115	0.0
3,071	6.000%, 07/01/2037	3,259	0.0
4,512	6.000%, 07/01/2037	4,697	0.0
5,457	6.000%, 07/01/2037	5,705	0.0
10,531	6.000%, 07/01/2037	11,010	0.0
25,349	6.000%, 07/01/2037	26,825	0.0
26,675	6.000%, 07/01/2037	27,888	0.0
2,029	6.000%, 08/01/2037	2,158	0.0
4,757	6.000%, 08/01/2037	4,973	0.0
5,547	6.000%, 08/01/2037	5,853	0.0
7,421	6.000%, 08/01/2037	7,726	0.0
14,485	6.000%, 08/01/2037	15,129	0.0
19,214	6.000%, 08/01/2037	20,332	0.0
27,411	6.000%, 08/01/2037	28,484	0.0
434	6.000%, 09/01/2037	450	0.0
1,070	6.000%, 09/01/2037	1,132	0.0
4,277	6.000%, 09/01/2037	4,436	0.0
6,938	6.000%, 09/01/2037	7,341	0.0
39,363	6.000%, 09/01/2037	41,424	0.0
395	6.000%, 10/01/2037	412	0.0
14,929	6.000%, 10/01/2037	15,798	0.0
523	6.000%, 11/01/2037	554	0.0
16,009	6.000%, 11/01/2037	16,941	0.0
23,653	6.000%, 11/01/2037	25,030	0.0
717	6.000%, 12/01/2037	756	0.0
14,426	6.000%, 12/01/2037	15,221	0.0
24,733	6.000%, 12/01/2037	25,393	0.0
28,947	6.000%, 12/01/2037	30,631	0.0
13,820	6.000%, 02/01/2038	14,624	0.0
48,185	6.000%, 02/01/2038	50,547	0.0
61,746	6.000%, 02/01/2038	65,340	0.0
515	6.000%, 03/01/2038	542	0.0
3,318	6.000%, 03/01/2038	3,445	0.0
12,087	6.000%, 03/01/2038	12,790	0.0
1,589	6.000%, 05/01/2038	1,682	0.0
36,359	6.000%, 05/01/2038	38,432	0.0
5,125	6.000%, 06/01/2038	5,423	0.0
20,527	6.000%, 07/01/2038	21,723	0.0
33,521	6.000%, 07/01/2038	34,982	0.0
602	6.000%, 08/01/2038	637	0.0
2,786	6.000%, 09/01/2038	2,910	0.0
3,378	6.000%, 09/01/2038	3,574	0.0
10,825	6.000%, 09/01/2038	11,455	0.0
12,455	6.000%, 09/01/2038	12,995	0.0
307	6.000%, 10/01/2038	319	0.0
496	6.000%, 10/01/2038	519	0.0
6,000	6.000%, 10/01/2038	6,350	0.0
6,631	6.000%, 10/01/2038	7,017	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
9,982	6.000%, 10/01/2038	$10,392	0.0
14,852	6.000%, 10/01/2038	15,717	0.0
348	6.000%, 11/01/2038	367	0.0
955	6.000%, 11/01/2038	996	0.0
39,106	6.000%, 11/01/2038	40,740	0.0
691	6.000%, 12/01/2038	722	0.0
9,447	6.000%, 12/01/2038	9,915	0.0
32,278	6.000%, 12/01/2038	34,157	0.0
632	6.000%, 10/01/2039	669	0.0
8,358	6.000%, 10/01/2039	8,845	0.0
7,768	6.000%, 04/01/2040	8,220	0.0
66,045	6.000%, 09/01/2040	69,038	0.0
81,786	6.000%, 10/01/2040	86,547	0.0
1,610,466	6.000%, 07/01/2054	1,654,552	0.2
2,255,189	6.000%, 09/01/2054	2,316,852	0.3
3,491	6.500%, 01/01/2032	3,624	0.0
2,722	6.500%, 04/01/2032	2,838	0.0
2,359	6.500%, 10/01/2032	2,455	0.0
5,184	6.500%, 10/01/2032	5,381	0.0
2,352	6.500%, 03/01/2038	2,506	0.0
160	7.000%, 12/01/2027	168	0.0
123,758	7.000%, 03/01/2038	131,206	0.0
2,809	7.500%, 09/01/2031	2,908	0.0
		91,834,627	10.0

	Total U.S. Government Agency Obligations (Cost $155,995,867)	147,719,441	16.0

ASSET-BACKED SECURITIES: 9.7%
	Home Equity Asset-Backed Securities: 0.1%
806,707 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	659,557	0.1
32,698 (3)	Renaissance Home Equity Loan Trust 2003-2 A, 3.383%, (TSFR1M + 0.994%), 08/25/2033	30,145	0.0
212,810 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.640%, 11/25/2035	212,945	0.0
		902,647	0.1

	Other Asset-Backed Securities: 8.7%
900,000 (1)(3)	720 East CLO VII Ltd. 2025-7A B, 5.434%, (TSFR3M + 1.550%), 04/20/2037	899,432	0.1
690,000 (1)(3)	720 East CLO VII Ltd. 2025-7A C, 5.584%, (TSFR3M + 1.700%), 04/20/2037	682,483	0.1
1,700,000 (1)(3)	Allegany Park CLO Ltd. 2019-1A ARR, 4.984%, (TSFR3M + 1.100%), 01/20/2035	1,700,427	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
840,000 (1)(3)	AMMC CLO 31 Ltd. 2025-31A B, 5.584%, (TSFR3M + 1.700%), 02/20/2038	$843,452	0.1
875,209 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.215%, (TSFR1M + 1.464%), 11/15/2036	875,285	0.1
2,000,000 (1)(3)	Ares LXV CLO Ltd. 2022-65A A1R, 4.978%, (TSFR3M + 1.120%), 07/25/2034	2,000,806	0.2
1,950,000 (1)(3)	Bain Capital Credit CLO Ltd. 2020-5A ARR, 5.034%, (TSFR3M + 1.150%), 04/20/2034	1,952,334	0.2
1,600,000 (1)(3)	Bain Capital Credit CLO Ltd. 2025-4A C, 5.709%, (TSFR3M + 1.850%), 01/17/2039	1,603,754	0.2
1,390,000 (1)(3)	Ballyrock CLO 18 Ltd. 2021-18A A2R, 5.555%, (TSFR3M + 1.650%), 04/15/2038	1,395,834	0.2
257,261 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 5.884%, 10/25/2036	257,472	0.0
1,360,000 (1)(3)	Benefit Street Partners CLO Ltd. 2015-6BR BR, 5.434%, (TSFR3M + 1.550%), 04/20/2038	1,364,533	0.1
1,860,000 (1)(3)	Birch Grove CLO 12 Ltd. 2025-12A B, 5.407%, (TSFR3M + 1.550%), 04/22/2038	1,862,779	0.2
1,000,000 (1)(3)	BlueMountain CLO XXX Ltd. 2020-30A CR2, 5.755%, (TSFR3M + 1.850%), 04/15/2035	1,000,794	0.1
3,490,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 5.316%, (TSFR3M + 1.432%), 07/20/2034	3,491,693	0.4
3,000,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 6.146%, (TSFR3M + 2.262%), 07/20/2034	3,004,041	0.3
1,750,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 6.655%, (TSFR3M + 2.762%), 07/16/2032	1,757,466	0.2
3,000,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A ARR, 5.102%, (TSFR3M + 1.220%), 01/17/2038	2,997,900	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
19,902 (3)	Chase Funding Trust Series 2002-4 2A1, 4.586%, (TSFR1M + 0.854%), 10/25/2032	$19,966	0.0
63,964 (3)	Chase Funding Trust Series 2003-5 2A2, 4.446%, (TSFR1M + 0.714%), 07/25/2033	64,197	0.0
1,850,000 (1)(3)	CIFC Funding Ltd. 2022-4A AR, 4.984%, (TSFR3M + 1.090%), 07/16/2035	1,850,666	0.2
500,000 (1)	Domino's Pizza Master Issuer LLC 2025- 1A A2I, 4.930%, 07/25/2055	503,696	0.1
6,750,000 (1)(3)	Dryden 104 CLO Ltd. 2022-104A A1R, 5.179%, (TSFR3M + 1.290%), 08/20/2034	6,760,476	0.7
1,300,000 (1)(3)	Elevation CLO Ltd. 2023-17A BR, 5.566%, (TSFR3M + 1.650%), 10/20/2036	1,301,296	0.1
1,730,000 (1)(3)	Elmwood CLO IX Ltd. 2021-2A BR, 5.434%, (TSFR3M + 1.550%), 04/20/2038	1,734,526	0.2
840,000 (1)(3)	Elmwood CLO XI Ltd. 2021-4A BR, 5.434%, (TSFR3M + 1.550%), 01/20/2038	842,744	0.1
87,653 (3)	GSAMP Trust 2007- FM1 A2A, 3.916%, (TSFR1M + 0.184%), 12/25/2036	43,535	0.0
548,022 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	534,734	0.1
212,566 (1)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 5.674%, (SOFR30A + 1.700%), 04/20/2037	212,616	0.0
1,550,000 (1)(3)	Invesco CLO Ltd. 2021-3A BR, 5.357%, (TSFR3M + 1.500%), 10/22/2034	1,551,976	0.2
397,000 (1)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	405,592	0.0
1,350,000 (1)(3)	KKR Clo 33 Ltd. 33A BR, 5.513%, (TSFR3M + 1.600%), 07/20/2034	1,353,544	0.1
970,000 (1)(3)	Lakeside Park CLO Ltd. 2025-1A B1, 5.455%, (TSFR3M + 1.550%), 04/15/2038	971,183	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
49,341 (3)	Long Beach Mortgage Loan Trust 2004-4 1A1, 4.406%, (TSFR1M + 0.674%), 10/25/2034	$48,308	0.0
1,040,000 (1)(3)	Magnetite Xlv Ltd. 2025-45A B, 5.455%, (TSFR3M + 1.550%), 04/15/2038	1,043,912	0.1
4,600,000 (1)(3)	Magnetite XXXI Ltd. 2021-31A A1R, 4.672%, (TSFR3M + 1.000%), 07/15/2034	4,601,150	0.5
3,532,000 (1)(3)	MF1 Ltd. 2021-FL7 AS, 5.299%, (TSFR1M + 1.564%), 10/16/2036	3,530,521	0.4
253,069 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	231,075	0.0
2,350,000 (1)(3)	Neuberger Berman CLO XVII Ltd. 2014- 17A AR3, 5.257%, (TSFR3M + 1.400%), 07/22/2038	2,355,844	0.3
3,000,000 (1)(3)	Neuberger Berman Loan Advisers CLO 47 Ltd. 2022-47A AR, 5.205%, (TSFR3M + 1.090%), 04/16/2035	3,000,069	0.3
1,450,000 (1)(3)	OCP Clo Ltd. 2019-17A AR2, 5.284%, (TSFR3M + 1.400%), 07/20/2037	1,454,815	0.2
570,000 (1)(3)	Octagon 58 Ltd. 2022-1A BR, 5.655%, (TSFR3M + 1.750%), 04/15/2038	571,884	0.1
1,050,000 (1)(3)	Octagon Investment Partners 50 Ltd. 2020- 4A BR2, 5.455%, (TSFR3M + 1.550%), 01/15/2035	1,050,957	0.1
742,440 (1)(3)	OZLM XV Ltd. 2016- 15A A1R3, 4.934%, (TSFR3M + 1.050%), 04/20/2033	742,809	0.1
2,140,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A A2R, 5.384%, (TSFR3M + 1.500%), 04/20/2038	2,142,072	0.2
720,000 (1)(3)	Palmer Square Loan Funding Ltd. 2025-1A B, 5.452%, (TSFR3M + 1.600%), 02/15/2033	713,735	0.1
650,000 (1)(7)	Palmetto Issuer LLC 2025-2A A, 5.980%, 04/30/2061	648,440	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
750,000 (1)(3)	Park Avenue Institutional Advisers CLO Ltd. 2017- 1A A2R2, 5.403%, (TSFR3M + 1.550%), 02/14/2034	$750,715	0.1
1,950,000 (1)(3)	Park Avenue Institutional Advisers CLO Ltd. 2021- 1A A1AR, 4.994%, (TSFR3M + 1.110%), 01/20/2034	1,950,029	0.2
1,050,000 (1)(3)	Recette Clo Ltd. 2015- 1A BR3, 5.404%, (TSFR3M + 1.550%), 04/20/2034	1,050,641	0.1
48,033 (3)	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 4.006%, (TSFR1M + 0.274%), 11/25/2036	13,196	0.0
852,000 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	843,669	0.1
2,600,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A CR, 5.755%, (TSFR3M + 1.850%), 04/25/2034	2,602,701	0.3
1,516,176 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,478,765	0.2
1,160,000 (1)(3)	Symphony Clo 47 Ltd. 2025-47A B, 5.434%, (TSFR3M + 1.550%), 04/20/2038	1,162,735	0.1
29,965	United States Small Business Administration 2007-20L 1, 5.290%, 12/01/2027	30,160	0.0
1,240,000 (1)(3)	Wind River CLO Ltd. 2016-1KRA BR3, 5.505%, (TSFR3M + 1.600%), 10/15/2034	1,241,257	0.1
750,000 (1)(3)	Wind River CLO Ltd. 2021-2A BR, 5.484%, (TSFR3M + 1.600%), 07/20/2034	750,469	0.1
400,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	411,791	0.0
		80,262,951	8.7

	Student Loan Asset-Backed Securities: 0.9%
236,110 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	205,702	0.0
189,383 (1)	Commonbond Student Loan Trust-GS 2017- BGS B, 3.260%, 09/25/2042	158,343	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
179,307 (1)	Commonbond Student Loan Trust-GS 2018- AGS A1, 3.210%, 02/25/2044	$170,966	0.0
231,852 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	217,981	0.0
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,349,245	0.2
378,285 (1)	SMB Private Education Loan Trust 2024- F A1A, 5.060%, 03/16/2054	383,338	0.1
4,895,064 (1)	Sofi Professional Loan Program Trust 2018-B BFX, 3.830%, 08/25/2047	4,775,356	0.5
1,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	972,257	0.1
		8,233,188	0.9

	Total Asset-Backed Securities (Cost $89,785,809)	89,398,786	9.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.2%
2,000,000 (1)(3)	ALA Trust 2025-OANA A, 5.494%, (TSFR1M + 1.743%), 06/15/2040	2,010,742	0.2
2,500,000 (1)(3)	AREIT 2025-CRE11 A, 5.550%, (TSFR1M + 1.550%), 07/25/2043	2,506,246	0.3
2,000,000 (1)(3)	BAHA Trust 2024-MAR B, 6.841%, 12/10/2041	2,096,665	0.2
11,016,056 (3)(4)	BANK 2019-BN16 XA, 0.927%, 02/15/2052	234,929	0.0
2,000,000 (3)	BANK5 2025-5YR14 C, 6.474%, 04/15/2058	2,093,469	0.2
1,000,000 (3)	BBCMS Mortgage Trust 2024-5C31 C, 5.756%, 12/15/2057	1,004,337	0.1
2,500,000 (1)(3)	BDS LLC 2025-FL15 A, 5.131%, (TSFR1M + 1.400%), 03/19/2043	2,503,822	0.3
17,762,074 (3)(4)	Benchmark Mortgage Trust 2019-B9 XA, 1.005%, 03/15/2052	415,029	0.0
1,000,000 (3)	Benchmark Mortgage Trust 2025-V17 C, 5.873%, 09/15/2058	1,002,439	0.1
1,000,000 (1)(3)	BHMS Commercial Mortgage Trust 2025- ATLS A, 5.600%, (TSFR1M + 1.850%), 08/15/2042	1,005,662	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,500,000 (3)	BMO Mortgage Trust 2025-5C10 B, 6.445%, 05/15/2058	$1,566,436	0.2
1,000,000 (1)(3)	BSPRT Issuer LLC 2025-FL12 A, 5.122%, (TSFR1M + 1.386%), 01/17/2043	1,001,531	0.1
2,940,000 (1)(3)	BX Commercial Mortgage Trust 2021- 21M E, 6.035%, (TSFR1M + 2.285%), 10/15/2036	2,938,674	0.3
730,623 (1)(3)	BX Commercial Mortgage Trust 2024- MDHS A, 5.391%, (TSFR1M + 1.641%), 05/15/2041	732,650	0.1
1,750,000 (1)(3)	BX Commercial Mortgage Trust 2024- XL5 C, 5.691%, (TSFR1M + 1.941%), 03/15/2041	1,754,595	0.2
887,680 (1)(3)	BX Trust 2025-LUNR A, 5.250%, (TSFR1M + 1.500%), 06/15/2040	890,076	0.1
3,250,000 (1)(3)	BX Trust 2025-VOLT C, 6.100%, (TSFR1M + 2.350%), 12/15/2044	3,263,498	0.4
2,250,000 (1)(3)	BXMT Ltd. 2025-FL5 A, 5.373%, (TSFR1M + 1.639%), 10/18/2042	2,251,982	0.2
15,787,498 (3)(4)	CD Mortgage Trust 2016-CD1 XA, 1.319%, 08/10/2049	32,622	0.0
1,500,000	CD Mortgage Trust 2018-CD7 A4, 4.279%, 08/15/2051	1,492,706	0.2
45,000,222 (3)(4)	Citigroup Commercial Mortgage Trust 2018- C5 XA, 0.656%, 06/10/2051	596,849	0.1
1,650,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023- SMRT C, 5.852%, 10/12/2040	1,676,895	0.2
65,166,000 (1)(3)(4)	COMM Mortgage Trust 2012-CR4 XB, 0.401%, 10/15/2045	607,530	0.1
4,728,934 (3)(4)	COMM Mortgage Trust 2016-CR28 XA, 0.692%, 02/10/2049	1,979	0.0
1,500,000 (3)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,456,444	0.2
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	764,587	0.1
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	768,595	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (3)	CSAIL Commercial Mortgage Trust 2018- C14 B, 4.877%, 11/15/2051	$481,049	0.1
1,000,000 (1)(3)	DBC Mortgage Trust 2025-DBC A, 5.101%, (TSFR1M + 1.350%), 11/15/2042	1,002,202	0.1
1,500,000 (1)(3)	Extended Stay America Trust 2025-ESH D, 6.350%, (TSFR1M + 2.600%), 10/15/2042	1,513,143	0.2
2,000,000 (1)(3)	Extended Stay America Trust 2025-ESH E, 7.100%, (TSFR1M + 3.350%), 10/15/2042	2,018,849	0.2
2,000,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.350%, (TSFR1M + 2.600%), 12/15/2039	2,012,967	0.2
9,902,895	Freddie Mac Multifamily ML Certificates US XUS, 1.846%, 07/25/2037	1,157,719	0.1
199,596 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	194,360	0.0
7,226,730 (3)(4)	GS Mortgage Securities Trust 2014-GC22 XA, 0.582%, 06/10/2047	2,724	0.0
1,000,000 (1)(3)	GSAT Trust 2025-BMF A, 5.250%, (TSFR1M + 1.500%), 07/15/2040	1,002,724	0.1
1,000,000 (1)(3)	GSAT Trust 2025-BMF B, 5.700%, (TSFR1M + 1.950%), 07/15/2040	1,002,542	0.1
1,000,000 (1)(3)	ILPT Commercial Mortgage Trust 2025- LPF2 A, 5.292%, 07/13/2042	1,020,509	0.1
3,000,000 (1)(3)	INTOWN Mortgage Trust 2025-STAY D, 6.600%, (TSFR1M + 2.850%), 03/15/2042	3,014,939	0.3
1,250,000 (1)(3)	MED Commercial Mortgage Trust 2024- MOB A, 5.342%, (TSFR1M + 1.592%), 05/15/2041	1,246,987	0.1
2,000,000 (1)(3)	MF1 LLC 2024-FL14 A, 5.468%, (TSFR1M + 1.737%), 03/19/2039	2,005,625	0.2
1,000,000 (1)(3)	PRM Trust 2025-PRM6 A, 4.480%, 07/05/2033	999,493	0.1
1,000,000 (1)(3)	SDAL Trust 2025-DAL A, 6.191%, (TSFR1M + 2.441%), 04/15/2042	1,008,354	0.1
1,000,000 (1)(3)	SHR Trust 2024-LXRY A, 5.700%, (TSFR1M + 1.950%), 10/15/2041	1,003,695	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,370,000 (1)(3)	SMRT 2022-MINI D, 5.701%, (TSFR1M + 1.950%), 01/15/2039	$2,364,138	0.3
1,800,000 (1)(3)	STWD LLC 2025-FL4 AS, 5.431%, (TSFR1M + 1.700%), 11/19/2042	1,802,809	0.2
1,000,000 (1)(3)	STWD LLC 2025-FL4 B, 5.681%, (TSFR1M + 1.950%), 11/19/2042	1,000,936	0.1
1,250,000 (1)(3)	SWCH Commercial Mortgage Trust 2025- DATA B, 5.592%, (TSFR1M + 1.842%), 02/15/2042	1,241,118	0.1
24,202,775 (3)(4)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.483%, 04/15/2054	1,358,660	0.2
1,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-DWHP B, 6.591%, (TSFR1M + 2.841%), 04/15/2038	1,003,707	0.1

	Total Commercial Mortgage-Backed Securities (Cost $64,988,708)	66,130,238	7.2

U.S. TREASURY OBLIGATIONS: 3.8%
	United States Treasury Bonds: 1.4%
6,249,300	4.625%, 11/15/2045	6,107,714	0.7
6,749,300	4.750%, 08/15/2055	6,637,515	0.7
		12,745,229	1.4
	United States Treasury Notes: 2.4%
1,849,800	3.375%, 12/31/2027	1,846,223	0.2
2,386,500	3.500%, 12/15/2028	2,383,797	0.2
5,765,400	3.625%, 12/31/2030	5,738,149	0.6
2,427,200	3.875%, 12/31/2032	2,416,771	0.3
9,981,800	4.000%, 11/15/2035	9,839,091	1.1
		22,224,031	2.4

	Total U.S. Treasury Obligations (Cost $35,250,153)	34,969,260	3.8

SOVEREIGN BONDS: 1.2%
BRL60,932 (9)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	11,107,185	1.2

	Total Sovereign Bonds (Cost $9,149,393)	11,107,185	1.2

MUNICIPAL BONDS: 0.2%
	California: 0.2%
500,000	California State University, 6.434%, 11/01/2030	526,902	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	California: (continued)
170,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	$186,310	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	356,835	0.1
200,000	Regents of the University of California Medical Center Pooled Revenue H, 6.398%, 05/15/2031	209,214	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue H, 6.548%, 05/15/2048	320,790	0.0
		1,600,051	0.2

	Total Municipal Bonds (Cost $1,470,000)	1,600,051	0.2

BANK LOANS: 0.0%
	Consumer, Non-cyclical: 0.0%
275,000 (10)	Camelot US Acquisition I Co., Term Loan B-1, 01/31/2031	271,906	0.0

	Financial: 0.0%
275,000 (10)	Focus Financial Partners LLC, Tranche B Incremental Term Loan, 09/15/2031	275,795	0.0

	Total Bank Loans (Cost $546,846)	547,701	0.0

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
185,000 (11)	Voya Ultra Short Income ETF	9,285,150	1.0

	Total Exchange-Traded Funds (Cost $9,250,000)	9,285,150	1.0

MUTUAL FUNDS: 18.6%
	Affiliated Investment Companies: 18.6%
8,060,120	Voya VACS Series EMHCD Fund	86,243,281	9.3
2,873,643	Voya VACS Series HYB Fund	29,770,937	3.2
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
5,328,383	Voya VACS Series SC Fund	$56,054,589	6.1
		172,068,807	18.6

	Total Mutual Funds (Cost $163,369,835)	172,068,807	18.6

PURCHASED OPTIONS(12): 0.0%
	Total Purchased Options (Cost $55,229)	1,801	0.0
	Total Long-Term Investments (Cost $898,122,300)	883,870,139	95.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
	Commercial Paper: 4.1%
10,000,000	American Electric Power Co., Inc., 3.870%, 01/06/2026	9,993,643	1.1
2,000,000	Concord Minutemen Capital Co. LLC, 3.800%, 01/09/2026	1,998,129	0.2
5,000,000	Concord Minutemen Capital Co. LLC, 3.880%, 02/25/2026	4,970,377	0.5
3,000,000	Consolidated Edison, Inc., 3.930%, 02/12/2026	2,986,184	0.3
4,000,000	Entergy Corp., 3.960%, 03/09/2026	3,970,720	0.4
9,000,000	Parker-Hannifin Corp., 3.910%, 01/23/2026	8,977,886	1.0
5,000,000	Virginia Electric & Power Co., 3.900%, 01/30/2026	4,984,041	0.6
	Total Commercial Paper (Cost $37,882,016)	37,880,980	4.1

	Repurchase Agreements: 0.4%
152,000 (13)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $152,032, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%- 7.003%, Market Value plus accrued interest $155,040, due 12/01/30-11/20/75)	152,000	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (13)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,000,216, collateralized by various U.S. Government Securities, 0.000%- 5.250%, Market Value plus accrued interest $1,020,283, due 01/31/26-11/15/55)	$1,000,000	0.1
1,000,000 (13)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,000,209, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 6.500%, Market Value plus accrued interest $1,020,000, due 10/15/26-12/20/55)	1,000,000	0.1
202,121 (13)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $202,164, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $206,163, due 04/30/26-11/15/34)	202,121	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (13)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $1,000,218, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $1,016,884, due 04/15/28-02/15/55)	$1,000,000	0.1
	Total Repurchase Agreements (Cost $3,354,121)	3,354,121	0.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.4%
3,884,000 (14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $3,884,000)	$3,884,000	0.4

	Total Short-Term Investments (Cost $45,120,137)	45,119,101	4.9
	Total Investments in Securities (Cost $943,242,437)	$928,989,240	100.7
	Liabilities in Excess of Other Assets	(6,315,471)	(0.7)
	Net Assets	$922,673,769	100.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Represents or includes a TBA transaction.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2025.
(10)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(11)	Investment in affiliate.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of December 31, 2025.

Currency Abbreviations:

BRL	Brazilian Real
EUR	EU Euro

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
ECOFC	Enterprise 11th District COFI Replacement Index
H15T1Y	U.S. Treasury 1-Year Constant Maturity
RFUCCT1M	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT6M	FTSE USD IBOR Consumer Cash Fallbacks Term 6M
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	18.6%
Collateralized Mortgage Obligations	16.2
U.S. Government Agency Obligations	16.0
Asset-Backed Securities	9.7
Financial	7.4
Commercial Mortgage-Backed Securities	7.2
U.S. Treasury Obligations	3.8
Consumer, Non-cyclical	3.0
Communications	2.2
Consumer, Cyclical	2.1
Utilities	2.1
Sector Diversification	Percentage of Net Assets
Technology	1.8%
Industrial	1.6
Energy	1.5
Sovereign Bonds	1.2
Exchange-Traded Funds	1.0
Basic Materials	0.2
Government	0.2
Purchased Options	0.0
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$201,879,245	$—	$201,879,245
Mutual Funds	172,068,807	—	—	172,068,807
Collateralized Mortgage Obligations	—	149,162,474	—	149,162,474
U.S. Government Agency Obligations	—	147,719,441	—	147,719,441
Asset-Backed Securities	—	88,750,346	648,440	89,398,786
Commercial Mortgage-Backed Securities	—	66,130,238	—	66,130,238
U.S. Treasury Obligations	—	34,969,260	—	34,969,260
Sovereign Bonds	—	11,107,185	—	11,107,185
Exchange-Traded Funds	9,285,150	—	—	9,285,150
Municipal Bonds	—	1,600,051	—	1,600,051
Bank Loans	—	547,701	—	547,701
Purchased Options	—	1,801	—	1,801
Short-Term Investments	3,884,000	41,235,101	—	45,119,101
Total Investments, at fair value	$185,237,957	$743,102,843	$648,440	$928,989,240
Other Financial Instruments+
Forward Foreign Currency Contracts	—	145,097	—	145,097
Forward Premium Swaptions	—	595,984	—	595,984
Futures	169,028	—	—	169,028
OTC total return swaps	—	3,826	—	3,826
Total Assets	$185,406,985	$743,847,750	$648,440	$929,903,175
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(1,472,315)	$—	$(1,472,315)
Centrally Cleared Interest Rate Swaps	—	(974)	—	(974)
Forward Foreign Currency Contracts	—	(1,624,601)	—	(1,624,601)
Forward Premium Swaptions	—	(109,293)	—	(109,293)
Futures	(1,071,010)	—	—	(1,071,010)
Written Options	—	(11,929)	—	(11,929)
Total Liabilities	$(1,071,010)	$(3,219,112)	$—	$(4,290,122)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Ultra Short Income ETF	$—	$9,250,000	$—	$35,150	$9,285,150	$45,909	$—	$—
Voya VACS Series EMHCD Fund	75,274,187	6,103,213	—	4,865,881	86,243,281	5,325,753	—	777,667
Voya VACS Series HYB Fund	27,347,830	2,123,352	—	299,755	29,770,937	1,975,213	—	148,163

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya VACS Series SC Fund	$55,841,453	$—	$—	$213,136	$56,054,589	$3,629,776	$—	$670,311
	$158,463,470	$17,476,565	$—	$5,413,922	$181,353,957	$10,976,651	$—	$1,596,141

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

At December 31, 2025, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	280,223	USD	330,240	Bank of America N.A.	01/23/26	$(583)
EUR	221,172	USD	260,850	Bank of America N.A.	01/23/26	(661)
BRL	103,062	USD	18,870	Barclays Bank PLC	01/09/26	(98)
USD	2,908,154	MXN	54,498,858	Barclays Bank PLC	01/09/26	(116,192)
EUR	1,152,163	USD	1,353,712	BNP Paribas	01/23/26	1,702
USD	921,025	EUR	784,484	Citibank N.A.	01/23/26	(1,848)
USD	9,789,059	BRL	60,932,000	Goldman Sachs International	01/05/26	(1,321,469)
MXN	109,644,024	USD	5,970,921	Goldman Sachs International	01/09/26	113,637
USD	952,812	MXN	17,631,777	Goldman Sachs International	01/09/26	(25,642)
EUR	921,590	USD	1,086,539	Goldman Sachs International	01/23/26	(2,372)
USD	2,060,176	EUR	1,762,989	Goldman Sachs International	01/23/26	(13,820)
USD	11,044,000	BRL	61,189,282	Goldman Sachs International	02/03/26	(28,512)
USD	2,910,942	MXN	54,498,858	Morgan Stanley Capital Services LLC	01/09/26	(113,404)
MXN	17,258,610	USD	928,251	Standard Chartered Bank	01/09/26	29,494
EUR	26,219	USD	30,581	Standard Chartered Bank	01/23/26	264
						$(1,479,504)

At December 31, 2025, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	71	03/31/26	$14,824,023	$(136)
U.S. Treasury 10-Year Note	104	03/20/26	11,693,500	23,102
U.S. Treasury Long Bond	609	03/20/26	70,396,594	(664,180)
U.S. Treasury Ultra Long Bond	277	03/20/26	32,686,000	(406,694)
			$129,600,117	$(1,047,908)
Short Contracts:
U.S. Treasury 5-Year Note	(304)	03/31/26	(33,228,625)	63,667
U.S. Treasury Ultra 10-Year Note	(305)	03/20/26	(35,079,765)	82,259
			$(68,308,390)	$145,926

At December 31, 2025, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 42, Version 1	Buy	(5.000)	06/20/29	USD	36,000,000	$(2,898,889)	$(362,442)
CDX North American High Yield Index Series 44, Version 1	Buy	(5.000)	06/20/30	USD	14,000,000	(1,109,873)	(1,109,873)
						$(4,008,762)	$(1,472,315)

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At December 31, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.388%	Annual	12/14/28	USD	27,791,000	$(974)	$(974)
Receive	1-day Secured Overnight Financing Rate	Annual	4.155	Annual	01/05/57	USD	750,814	—	—
								$(974)	$(974)

At December 31, 2025, the following OTC total return swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	(1-day Secured Overnight Financing Rate)	Quarterly	BNP Paribas	06/20/26	USD	1,500,000	$3,826	$(153)	$3,979
									$3,826	$(153)	$3,979

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

At December 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Reference Entity	Exercise Rate	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 5-Year Credit Default Swap	BNP Paribas	CDX North American High Yield, Series 45, Version 2	105.00%	5.000%	Quarterly	01/21/26	USD	10,000,000	$86,500	$(5,553)
Put on 5-Year Credit Default Swap	Royal Bank of Canada	CDX North American High Yield, Series 45, Version 2	105.00	5.000	Quarterly	01/21/26	USD	10,000,000	81,100	(5,554)
									$167,600	$(11,107)

At December 31, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	2.500%	6-month EUR-EURIBOR	05/20/26	EUR	9,890,000	$55,229	$1,801
								$55,229	$1,801

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

At December 31, 2025, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Pay/Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.300%	6-month EUR-EURIBOR	05/20/26	EUR	4,945,000	$40,724	$(822)
								$40,724	$(822)

At December 31, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	12,484,500	$(2,184,788)	$98,661
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	20,904,800	(3,700,150)	134,437
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	19,473,000	(3,505,140)	72,271
Put on 30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	4.650%	Pay	1-day Secured Overnight Financing Rate	08/30/27	USD	4,988,800	(232,677)	(33,927)
								$(9,622,755)	$271,442

At December 31, 2025, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.860%	Pay	1-day Secured Overnight Financing Rate	11/08/27	USD	2,494,400	$96,034	$24,463
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Pay	1-day Secured Overnight Financing Rate	09/23/27	USD	24,944,000	116,489	30,274
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	2.500%	Pay	1-day Secured Overnight Financing Rate	09/25/26	USD	51,134,000	59,315	21,402
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Pay	1-day Secured Overnight Financing Rate	12/16/27	USD	12,471,500	57,993	3,868
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Pay	1-day Secured Overnight Financing Rate	11/22/27	USD	24,944,000	117,237	28,857
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.170%	Pay	1-day Secured Overnight Financing Rate	08/23/27	USD	12,472,000	63,140	19,736
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Pay	1-day Secured Overnight Financing Rate	08/12/27	USD	24,943,000	124,091	29,466
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Pay	1-day Secured Overnight Financing Rate	08/12/27	USD	12,472,000	62,360	15,029
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	12,472,000	47,706	—
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.108%	Pay	1-day Secured Overnight Financing Rate	11/19/26	USD	12,472,000	41,469	10,014
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.109%	Pay	1-day Secured Overnight Financing Rate	11/19/26	USD	12,472,000	41,469	9,940
Call on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Pay	1-day Secured Overnight Financing Rate	10/25/27	USD	24,944,000	116,301	(20,994)
Call on 30-Year Interest Rate Swap	Deutsche Bank AG	4.135%	Pay	1-day Secured Overnight Financing Rate	12/18/26	USD	2,494,400	128,212	18,255
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.860%	Receive	1-day Secured Overnight Financing Rate	11/08/27	USD	2,494,400	96,034	(11,643)
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Receive	1-day Secured Overnight Financing Rate	09/23/27	USD	24,944,000	116,489	(10,461)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Receive	1-day Secured Overnight Financing Rate	12/16/27	USD	12,471,500	57,993	(1,222)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Receive	1-day Secured Overnight Financing Rate	11/22/27	USD	24,944,000	117,237	(19,679)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.600%	Receive	1-day Secured Overnight Financing Rate	08/30/27	USD	89,798,400	255,925	(2,697)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.170%	Receive	1-day Secured Overnight Financing Rate	08/23/27	USD	12,472,000	63,140	2,872

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Receive	1-day Secured Overnight Financing Rate	08/12/27	USD	24,943,000	$124,091	$15,629
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Receive	1-day Secured Overnight Financing Rate	08/12/27	USD	12,472,000	62,360	8,110
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	12,472,000	47,706	—
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.108%	Receive	1-day Secured Overnight Financing Rate	11/19/26	USD	12,472,000	41,470	1,365
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.109%	Receive	1-day Secured Overnight Financing Rate	11/19/26	USD	12,472,000	41,469	1,468
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Receive	1-day Secured Overnight Financing Rate	10/25/27	USD	24,944,000	116,301	32,585
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.631%	Receive	1-day Secured Overnight Financing Rate	09/08/26	USD	51,133,000	59,315	11,853
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.622%	Receive	1-day Secured Overnight Financing Rate	09/08/26	USD	25,567,000	24,289	5,429
Put on 30-Year Interest Rate Swap	Deutsche Bank AG	4.135%	Receive	1-day Secured Overnight Financing Rate	12/18/26	USD	2,494,400	128,212	(8,670)
								$2,423,847	$215,249

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:			Currency Abbreviations:

BRL	—	Brazilian Real	MXN	—	Mexican Peso
EUR	—	EU Euro	USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$1,801
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	145,097
Interest rate contracts	Unrealized appreciation on forward premium swaptions	595,984
Interest rate contracts	Variation margin receivable on futures contracts**	169,028
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,979
Total Asset Derivatives		$915,889

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,624,601
Interest rate contracts	Unrealized depreciation on forward premium swaptions	109,293
Interest rate contracts	Variation margin payable on futures contracts**	1,071,010
Credit contracts	Variation margin payable on centrally cleared swaps**	1,472,315
Interest rate contracts	Variation margin payable on centrally cleared swaps**	974
Interest rate contracts	Upfront payments received on OTC swap agreements	153
Credit contracts	Written options, at fair value	11,107
Interest rate contracts	Written options, at fair value	822
Total Liability Derivatives		$4,290,275

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$1,000,419	$616,825	$1,617,244
Foreign exchange contracts	—	(564,384)	—	—	—	(564,384)
Interest rate contracts	254,805	—	(2,582,295)	(2,983,404)	(310,403)	(5,621,297)
Total	$254,805	$(564,384)	$(2,582,295)	$(1,982,985)	$306,422	$(4,568,437)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(920,444)	$156,492	$(763,951)
Foreign exchange contracts	—	(2,178,237)	—	—	—	(2,178,237)
Interest rate contracts	(1,105,028)	—	1,271,800	726,693	518,250	1,411,714
Total	$(1,105,028)	$(2,178,237)	$1,271,800	$(193,751)	$674,742	$(1,530,474)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2025:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Nomura Global Financial Products Inc.	Royal Bank of Canada
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—	$1,801	$—	$—
Forward foreign currency contracts	—	—	1,702	—	—	113,637	—	—	—	—
Forward premium swaptions	—	305,369	—	—	69,931	—	170,817	—	49,867	—
OTC total return swaps	—	—	3,826	—	—	—	—	—	—	—
Total Assets	$—	$305,369	$5,528	$—	$69,931	$113,637	$170,817	$1,801	$49,867	$—
Liabilities:
Forward foreign currency contracts	$1,244	$116,290	$—	$1,848	$—	$1,391,815	$—	$113,404	$—	$—
Forward premium swaptions	—	—	—	—	19,131	—	69,168	—	20,994	—
Written options	—	—	5,553	—	—	—	—	822	—	5,554
Total Liabilities	$1,244	$116,290	$5,553	$1,848	$19,131	$1,391,815	$69,168	$114,226	$20,994	$5,554
Net OTC derivative instruments by counterparty, at fair value	$(1,244)	$189,079	$(25)	$(1,848)	$50,800	$(1,278,178)	$101,649	$(112,425)	$28,873	$(5,554)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$(189,079)	$—	$—	$—	$1,150,000	$—	$—	$—	$—
Net Exposure(1)(2)	$(1,244)	$—	$(25)	$(1,848)	$50,800	$(128,178)	$101,649	$(112,425)	$28,873	$(5,554)

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

	Standard Chartered Bank	Total
Assets:
Purchased options	$—	$1,801
Forward foreign currency contracts	29,758	145,097
Forward premium swaptions	—	595,984
OTC total return swaps	—	3,826
Total Assets	$29,758	$746,708
Liabilities:
Forward foreign currency contracts	$—	$1,624,601
Forward premium swaptions	—	109,293
Written options	—	11,929
Total Liabilities	$—	$1,745,823
Net OTC derivative instruments by counterparty, at fair value	$29,758	$(999,115)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$960,921
Net Exposure(1)(2)	$29,758	$(38,194)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At December 31, 2025, the Portfolio had pledged $1,150,000 in cash collateral to Goldman Sachs International. In addition, the Portfolio received $340,000 in cash collateral from Barclays Bank PLC. Excess cash collateral, if any, is not shown for financial reporting purposes.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $951,615,593.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$12,826,282
Gross Unrealized Depreciation	(38,800,259)
Net Unrealized Depreciation	$(25,973,977)

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Communication Services: 3.8%
28,836 (1)	CarGurus, Inc.	$1,105,861	0.5
69,232 (1)	Grindr, Inc.	937,401	0.5
58,118 (1)	Magnite, Inc.	943,255	0.5
59,622 (1)	TripAdvisor, Inc.	868,096	0.4
136,492 (1)	Uniti Group, Inc.	956,809	0.5
38,376 (1)	Yelp, Inc.	1,166,247	0.6
247,570 (1)	ZipRecruiter, Inc. - Class A	965,523	0.5
52,777 (1)	ZoomInfo Technologies, Inc.	536,742	0.3
		7,479,934	3.8

	Consumer Discretionary: 5.4%
28,240	H&R Block, Inc.	1,230,699	0.6
38,062	Kohl's Corp.	776,845	0.4
9,357	Monarch Casino & Resort, Inc.	895,465	0.5
79,603 (1)(2)	Peloton Interactive, Inc. - Class A	490,355	0.2
24,391	Red Rock Resorts, Inc. - Class A	1,511,023	0.8
93,424 (1)	Sonos, Inc.	1,640,525	0.8
14,822	Steven Madden Ltd.	617,188	0.3
108,600	Super Group SGHC Ltd.	1,297,770	0.7
71,077 (1)	Tri Pointe Homes, Inc.	2,236,793	1.1
		10,696,663	5.4

	Consumer Staples: 0.7%
50,526	Dole PLC	757,385	0.4
7,851	John B Sanfilippo & Son, Inc.	554,280	0.3
		1,311,665	0.7

	Energy: 2.4%
284,943 (1)	Clean Energy Fuels Corp.	598,380	0.3
47,611	Excelerate Energy, Inc. - Class A	1,335,489	0.7
145,383 (1)	Helix Energy Solutions Group, Inc.	911,552	0.5
72,226 (2)	HighPeak Energy, Inc.	342,351	0.2
64,384	SFL Corp. Ltd.	502,839	0.2
86,656 (1)	Uranium Energy Corp.	1,012,142	0.5
		4,702,753	2.4

	Financials: 20.0%
33,777	Arrow Financial Corp.	1,060,598	0.5
31,158	Banc of California, Inc.	601,038	0.3
61,227	BCB Bancorp, Inc.	494,102	0.3
38,164	Berkshire Hills Bancorp, Inc.	1,006,385	0.5
184,929	BGC Group, Inc. - Class A	1,651,416	0.8
14,879	Cathay General Bancorp	719,995	0.4
48,477	ConnectOne Bancorp, Inc.	1,271,067	0.6
59,631	Eastern Bankshares, Inc.	1,098,999	0.6

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
54,188	Farmers National Banc Corp.	$721,784	0.4
100,611	First BanCorp/Puerto Rico	2,085,666	1.1
49,671	First Commonwealth Financial Corp.	837,453	0.4
33,616	First Horizon Corp.	803,423	0.4
78,289	Fulton Financial Corp.	1,513,326	0.8
262,702 (1)	Genworth Financial, Inc. - Class A	2,372,199	1.2
38,571	Hancock Whitney Corp.	2,456,201	1.2
26,037	Hilltop Holdings, Inc.	883,696	0.4
31,527	HomeStreet, Inc. - Class A	461,240	0.2
83,479	Hope Bancorp, Inc.	914,930	0.5
100,380	Ladder Capital Corp.	1,103,176	0.6
93,358	MFA Financial, Inc.	869,163	0.4
13,581	NBT Bancorp, Inc.	563,883	0.3
19,518	Origin Bancorp, Inc.	734,072	0.4
108,672	P10, Inc. - Class A	1,066,072	0.5
72,649	Pagseguro Digital Ltd. - Class A	700,336	0.4
270,265 (1)	Payoneer Global, Inc.	1,518,889	0.8
155,788	Redwood Trust, Inc.	861,508	0.4
29,155	Renasant Corp.	1,026,839	0.5
48,315	Simmons First National Corp. - Class A	910,738	0.5
90,959 (1)	Slide Insurance Holdings, Inc.	1,771,881	0.9
54,648	United Community Banks, Inc.	1,706,111	0.9
171,406	Valley National Bancorp	2,002,022	1.0
28,519	Victory Capital Holdings, Inc. - Class A	1,799,264	0.9
78,895 (2)	WisdomTree, Inc.	961,730	0.5
45,541	XP, Inc. - Class A	745,506	0.4
		39,294,708	20.0

	Health Care: 17.1%
189,758 (1)	Alignment Healthcare, Inc.	3,747,721	1.9
19,692 (1)	Amicus Therapeutics, Inc.	280,414	0.1
60,937 (1)	Aveanna Healthcare Holdings, Inc.	497,855	0.2
192,075 (1)	BioCryst Pharmaceuticals, Inc.	1,498,185	0.8
19,583	Bio-Techne Corp.	1,151,676	0.6
28,684	Bruker Corp.	1,351,303	0.7
398,543 (1)	Cerus Corp.	820,999	0.4
87,127 (1)	Fortrea Holdings, Inc.	1,502,941	0.8
23,551 (1)	Guardant Health, Inc.	2,405,499	1.2
23,893 (1)	HealthEquity, Inc.	2,188,838	1.1
23,242 (1)	Hims & Hers Health, Inc.	754,668	0.4
13,300 (1)	Merit Medical Systems, Inc.	1,172,262	0.6

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
16,246 (1)	Mirum Pharmaceuticals, Inc.	$1,283,272	0.7
90,736 (1)	NeoGenomics, Inc.	1,067,055	0.5
353,163 (1)	OPKO Health, Inc.	444,985	0.2
48,204 (1)	Option Care Health, Inc.	1,535,779	0.8
38,075 (1)	Orthofix Medical, Inc.	577,217	0.3
29,610 (1)	Phreesia, Inc.	501,001	0.3
89,746 (1)	Progyny, Inc.	2,304,677	1.2
35,541	QIAGEN N.V.	1,598,279	0.8
252,193 (1)	Savara, Inc.	1,520,724	0.8
88,323 (1)	Tandem Diabetes Care, Inc.	1,941,340	1.0
99,630 (1)	Teladoc Health, Inc.	697,410	0.4
41,559 (1)	Travere Therapeutics, Inc.	1,587,969	0.8
134,081 (1)	Xeris Biopharma Holdings, Inc.	1,052,536	0.5
		33,484,605	17.1

	Industrials: 16.3%
43,077	Aebi Schmidt Holding AG	544,924	0.3
13,228	Allison Transmission Holdings, Inc.	1,295,021	0.7
19,307	Apogee Enterprises, Inc.	702,968	0.4
9,243	Applied Industrial Technologies, Inc.	2,373,325	1.2
23,835	Atmus Filtration Technologies, Inc.	1,237,275	0.6
11,717 (1)	Bloom Energy Corp. - Class A	1,018,090	0.5
20,485	Cadre Holdings, Inc.	836,608	0.4
89,919 (1)	CoreCivic, Inc.	1,718,352	0.9
36,744	Enerpac Tool Group Corp.	1,405,091	0.7
28,866 (1)	ExlService Holdings, Inc.	1,225,073	0.6
56,465	Flowserve Corp.	3,917,542	2.0
9,274	Franklin Electric Co., Inc.	885,945	0.5
109,436 (1)	GEO Group, Inc.	1,764,108	0.9
39,091	Kennametal, Inc.	1,110,575	0.6
127,623 (1)	Legalzoom.com, Inc.	1,267,297	0.6
5,749	Lincoln Electric Holdings, Inc.	1,377,690	0.7
125,886 (1)	Manitowoc Co., Inc.	1,509,373	0.8
176,422	Mueller Water Products, Inc. - Class A	4,202,372	2.1
105,526 (1)	NOW, Inc.	1,398,220	0.7
11,348	TriNet Group, Inc.	671,007	0.3
35,483 (1)	Upwork, Inc.	703,273	0.4
121,076	Vestis Corp.	807,577	0.4
		31,971,706	16.3

	Information Technology: 16.8%
293,441 (1)	8x8, Inc.	578,079	0.3
56,726	A10 Networks, Inc.	1,003,483	0.5
43,526 (1)	ACI Worldwide, Inc.	2,080,978	1.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
96,812 (1)	Amplitude, Inc. - Class A	$1,121,083	0.6
53,079 (1)	Arlo Technologies, Inc.	742,575	0.4
25,496 (1)	ASGN, Inc.	1,228,142	0.6
101,959 (1)	AvePoint, Inc.	1,416,211	0.7
65,857 (1)	Box, Inc. - Class A	1,969,783	1.0
53,116 (1)	Cerence, Inc.	567,810	0.3
27,613 (1)(2)	Cipher Mining, Inc.	407,568	0.2
18,630 (1)	Clearwater Analytics Holdings, Inc. - Class A	449,356	0.2
57,185 (1)	Cohu, Inc.	1,330,695	0.7
42,956 (1)	CommScope Holding Co., Inc.	778,792	0.4
29,007 (1)(2)	Core Scientific, Inc.	422,342	0.2
15,447 (1)	Credo Technology Group Holding Ltd.	2,222,669	1.1
22,132	CTS Corp.	948,799	0.5
38,921 (1)	Dropbox, Inc. - Class A	1,082,004	0.5
75,214 (1)	Extreme Networks, Inc.	1,252,313	0.6
39,354 (2)	Ingram Micro Holding Corp.	839,814	0.4
43,165 (1)	Knowles Corp.	925,026	0.5
4,714	Littelfuse, Inc.	1,192,265	0.6
41,485 (1)(2)	Marathon Digital Holdings, Inc.	372,535	0.2
41,542 (1)	Photronics, Inc.	1,329,344	0.7
24,222 (1)	Rambus, Inc.	2,225,760	1.1
31,887 (1)	Riot Platforms, Inc.	404,008	0.2
10,783 (1)	Rubrik, Inc. - Class A	824,684	0.4
101,960 (1)	Sprinklr, Inc. - Class A	793,249	0.4
31,588 (1)(2)	Terawulf, Inc.	362,946	0.2
39,558 (1)	Vertex, Inc. - Class A	789,973	0.4
62,172 (1)	Viavi Solutions, Inc.	1,107,905	0.6
143,306 (1)	Yext, Inc.	1,155,046	0.6
54,003 (1)	Zeta Global Holdings Corp. - Class A	1,098,961	0.6
		33,024,198	16.8

	Materials: 3.6%
18,872	Avient Corp.	589,561	0.3
5,081	Balchem Corp.	779,222	0.4
155,137 (1)	Cleveland-Cliffs, Inc.	2,060,220	1.0
46,367	Element Solutions, Inc.	1,158,711	0.6
58,913	Hecla Mining Co.	1,130,541	0.6
100,188 (1)	Rayonier Advanced Materials, Inc.	590,107	0.3
197,531	Tronox Holdings PLC	823,704	0.4
		7,132,066	3.6

	Real Estate: 7.0%
81,659	Acadia Realty Trust	1,677,276	0.9
146,510	Apartment Investment and Management Co. - Class A	870,269	0.4
62,358	CareTrust REIT, Inc.	2,254,865	1.2
135,688	DiamondRock Hospitality Co.	1,215,764	0.6
19,973	First Industrial Realty Trust, Inc.	1,143,854	0.6
53,014 (2)	Gladstone Land Corp.	485,078	0.2

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
53,838 (1)	Hudson Pacific Properties, Inc.	$583,066	0.3
19,608	LTC Properties, Inc.	674,123	0.3
179,277 (2)	Medical Properties Trust, Inc.	896,385	0.5
17,680	National Storage Affiliates Trust	498,753	0.3
59,043 (2)	Peakstone Realty Trust	847,267	0.4
25,112	Sabra Health Care REIT, Inc.	475,621	0.2
156,975	Summit Hotel Properties, Inc.	764,468	0.4
39,664	Tanger Factory Outlet Centers, Inc.	1,323,588	0.7
		13,710,377	7.0

	Utilities: 5.1%
47,002	Avista Corp.	1,811,457	0.9
25,997	Black Hills Corp.	1,804,712	0.9
33,031 (1)	Hallador Energy Co.	628,910	0.3
88,337 (1)	Hawaiian Electric Industries, Inc.	1,086,545	0.6
38,458	NiSource, Inc.	1,606,006	0.8
20,908	Northwest Natural Holding Co.	977,240	0.5
8,146 (1)	Oklo, Inc.	584,557	0.3
30,913	Portland General Electric Co.	1,483,515	0.8
		9,982,942	5.1

	Total Common Stock (Cost $183,084,271)	192,791,617	98.2

EXCHANGE-TRADED FUNDS: 1.7%
13,137	iShares Russell 2000 ETF	3,233,804	1.7

	Total Exchange-Traded Funds
	(Cost $3,300,827)	3,233,804	1.7

	Total Long-Term Investments
	(Cost $186,385,098)	196,025,421	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Repurchase Agreements: 2.6%
1,108,744 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $1,108,978, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%- 7.003%, Market Value plus accrued interest $1,130,919, due 12/01/30-11/20/75)	$1,108,744	0.6
1,274,359 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,274,634, collateralized by various U.S. Government Securities, 0.000%- 5.250%, Market Value plus accrued interest $1,300,206, due 01/31/26-11/15/55)	1,274,359	0.6
1,197,897 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,198,148, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 6.500%, Market Value plus accrued interest $1,221,855, due 10/15/26-12/20/55)	1,197,897	0.6

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
320,534 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $320,601, collateralized by various U.S. Government Securities, 0.625%- 4.875%, Market Value plus accrued interest $326,945, due 04/30/26-11/15/34)	$320,534	0.2
1,210,641 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $1,210,904, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $1,231,081, due 04/15/28-02/15/55)	1,210,641	0.6
	Total Repurchase Agreements
	(Cost $5,112,175)	5,112,175	2.6

	Time Deposits: 0.1%
100,000 (3)	National Bank of Canada, 3.630%, 01/02/2026	100,000	0.0
120,000 (3)	Royal Bank of Canada, 3.850%, 01/02/2026	120,000	0.1
	Total Time Deposits
	(Cost $220,000)	220,000	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
189,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $189,000)	$189,000	0.1

	Total Short-Term Investments
	(Cost $5,521,175)	$5,521,175	2.8

	Total Investments in Securities
	(Cost $191,906,273)	$201,546,596	102.7

	Liabilities in Excess of Other Assets	(5,225,418)	(2.7)
	Net Assets	$196,321,178	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$192,791,617	$—	$—	$192,791,617
Exchange-Traded Funds	3,233,804	—	—	3,233,804
Short-Term Investments	189,000	5,332,175	—	5,521,175
Total Investments, at fair value	$196,214,421	$5,332,175	$—	$201,546,596

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $202,351,078.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$22,711,634
Gross Unrealized Depreciation	(23,516,552)
Net Unrealized Depreciation	$(804,918)

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

Portfolio Name	Type	Per Share Amount
Voya Global High Dividend Low Volatility Portfolio
Class ADV	NII	$0.2184
Class I	NII	$0.2898
Class S	NII	$0.2538
Class S2	NII	$0.2330
All Classes	STCG	$0.3108
All Classes	LTCG	$1.1850

Voya Government Money Market Portfolio
Class I	NII	$0.0388
All Classes	STCG	$0.0007

Voya Growth and Income Portfolio
Class ADV	NII	$-
Class I	NII	$0.0752
Class S	NII	$0.0264
Class S2	NII	$0.0003
All Classes	STCG	$0.2613
All Classes	LTCG	$1.3954

Voya Intermediate Bond Portfolio
Class ADV	NII	$0.4534
Class I	NII	$0.5132
Class S	NII	$0.4826
Class S2	NII	$0.4644

Voya Small Company Portfolio
Class ADV	NII	$0.1021
Class I	NII	$0.1702
Class R6	NII	$0.1838
Class S	NII	$0.1144
All Classes	STCG	$2.1787

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Global High Dividend Low Volatility Portfolio	39.82%
Voya Growth and Income Portfolio	52.72%
Voya Small Company Portfolio	8.12%

For the year ended December 31, 2025, 54.28% of ordinary income dividends paid by Voya Growth and Income Portfolio are designated as qualified dividend income (QDI) subject to reduced income tax rates for individuals.

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Global High Dividend Low Volatility Portfolio	$45,743,631
Voya Growth and Income Portfolio	$153,804,836

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

TAX INFORMATION (Unaudited) (continued)

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS, SUB-ADVISORY CONTRACTS AND SUB-SUB ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Directors/Trustees (“Board”) of Voya Government Money Market Portfolio, Voya Variable Funds, Voya Intermediate Bond Portfolio, and Voya Variable Portfolios, Inc. (collectively, the “Registrants”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global High Dividend Low Volatility Portfolio, Voya Government Money Market Portfolio, Voya Growth and Income Portfolio, Voya Intermediate Bond Portfolio, and Voya Small Company Portfolio, each a series of the Registrants (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors/ Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Registrants, on behalf of the Portfolios, the sub-advisory contracts (the “Sub-Advisory Contracts”), and the sub-sub-advisory contract (the “Sub-Sub-Advisory Contract”, and together with the Management Contracts and Sub-Advisory Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), and Voya Investment Management (UK) Limited, the sub-sub-adviser to Voya Small Company Portfolio (the “Sub-Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Directors/Trustees also held meetings outside the presence of representatives of the Manager, Sub-Adviser, and Sub-Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts, sub-advisory contracts, and sub-sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management, sub-advisory, and sub-sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors/Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management, sub-advisory and sub-sub advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers and sub-sub-advisers, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors/Trustees request, and management provides, certain information that the Independent Directors/ Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors/Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager, Sub-Adviser, or Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

to one or more sub-advisers and their sub-sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers and their sub-sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s and Sub-Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and sub-sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, sub-sub-advisers or allocation among sub-advisers or sub-sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s and Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser and Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser and Sub-Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Registrants’ Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, Sub-Adviser, and Sub-Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser and Sub-Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager, Sub-Adviser, and Sub-Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager, Sub-Adviser, and Sub-Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management, sub-advisory, and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Registrants’ Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager, Sub-Adviser, and Sub-Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Portfolios do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Adviser, and Sub-Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

took into account the underlying rationale provided by the Manager, Sub-Adviser, or Sub-Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser, and by the Sub-Adviser to the Sub-Sub-Adviser, for sub-advisory and sub-sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser and Sub-Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser and Sub-Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser and Sub-Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory and sub-sub-advisory fee rates payable by the Manager to the Sub-Adviser and by the Sub-Adviser to the Sub-Sub-Adviser, respectively. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser and Sub-Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser and Sub-Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser and Sub-Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser and Sub-Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser and Sub-Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Adviser, and Sub-Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s and Sub-Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s, Sub-Adviser’s, and Sub-Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels, and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Global High Dividend Low Volatility Portfolio

In considering whether to approve the renewal of the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Contracts for Voya Global High Dividend Low Volatility Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the year-to-date and one-year periods, the third quintile for the three-year and ten-year periods, and the fourth quintile for the five-year period; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the five-year and ten-year periods, during which it underperformed. In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

Voya Government Money Market Portfolio

In considering whether to approve the renewal of the Contracts for Voya Government Money Market Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025, the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the ten-year period, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c)  the Portfolio’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.
Voya Growth and Income Portfolio

In considering whether to approve the renewal of the Contracts for Voya Growth and Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the three-year and five-year periods, the second quintile for the year-to-date and ten-year periods, and the third quintile for the one-year period; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the one-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

Voya Intermediate Bond Portfolio

In considering whether to approve the renewal of the Contracts for Voya Intermediate Bond Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date, one-year, three-year, and ten-year periods and the third quintile for the five-year period; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

Voya Small Company Portfolio

In considering whether to approve the renewal of the Contracts for Voya Small Company Portfolio, the Board considered that, based on performance data for the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the year-to-date and one-year periods, the second quintile for the three-year period, the third quintile for the ten-year period, and the fourth quintile for the five-year period; and (2) the Portfolio outperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c)the Portfolio’s net expense ratio is ranked in the second quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-CAPAPALL (1225)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders of the Registrant was held September 11, 2025, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposal: To elect Directors/Trustees to their respective Board of Directors/Trustees.*

FUND/REGISTRANT		Shares Voted FOR	Shares Voted AGAINST	Shares Voted Abstain / Withhold	Total Shares Voted
VOYA INTERMEDIATE BOND PORTFOLIO	Colleen D. Baldwin	42,766,351.534	1,038,436.752	2,931,039.318	46,735,827.604
Election of Directors/Trustees	John V. Boyer	41,879,090.277	1,998,748.596	2,857,988.731	46,735,827.604
	Jody T. Foster	41,979,197.521	2,166,540.756	2,590,089.327	46,735,827.604
	Martin J. Gavin	41,357,531.781	2,467,455.959	2,910,839.864	46,735,827.604
	Dennis Johnson, CFA	41,614,602.763	1,754,949.655	3,366,275.186	46,735,827.604
	Joseph E. Obermeyer	42,259,535.719	1,664,831.274	2,811,460.611	46,735,827.604
	Sheryl K. Pressler	42,242,491.228	1,817,858.476	2,675,477.900	46,735,827.604
	Christopher P. Sullivan	42,376,911.820	1,486,050.930	2,872,864.854	46,735,827.604
	Mark R. Wetzel	42,078,135.837	1,794,135.834	2,863,555.933	46,735,827.604
	Christian G. Wilson	41,879,954.530	1,409,441.618	3,446,431.456	46,735,827.604

*Proposal passed

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $29,533 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Intermediate Bond Portfolio

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 9, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: March 9, 2026